1933 Act File No. 33-52149
                                          1940 Act File No. 811-7141

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.  20    ....................         X
                                 -------                          ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   21   ...................................         X
                  -------                                         ------

                 FEDERATED WORLD INVESTMENT SERIES, INC.
                (formerly, World Investment Series, Inc.)
           (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                          5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7000
                (Address of Principal Executive Offices)
                                 (412) 288-1900

                         (Registrant's Telephone Number)

                       John W. McGonigle, Esquire,
                            Federated Investors Tower

                           1001 Liberty Avenue
                   Pittsburgh, Pennsylvania 15222-3779

                 (Name and Address of Agent for Service)
            (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) X on _ MARCH 31, 2000_ pursuant to paragraph (b)(1)(v) 60 days after filing pursuant to paragraph
(a)(i) pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph
(a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, NW
Washington, DC  20037-1526





PROSPECTUS

Federated Asia Pacific Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking long-term growth of capital by investing primarily in equity securities of Asian and Pacific Rim companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

MARCH 31, 2000

CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  4
What are the Fund's Investment Strategies?  5
What are the Principal Securities in Which the
Fund Invests?  6
What are the Specific Risks of Investing in the Fund?  7
What Do Shares Cost?  9
How is the Fund Sold?  11
How to Purchase Shares  12
How to Redeem and Exchange Shares  13
Account and Share Information  17

Who Manages the Fund?  17
Financial Information  18


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies located in Asia and the Pacific Rim. The Adviser intends to focus its investments in the most developed capital markets of Asia and the Pacific Rim.

In selecting countries in which to invest, the Adviser reviews the country's economic outlook, including its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. In selecting investments for the portfolio the Adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

CURRENCY RISKS



Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.



STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

RISKS OF FOREIGN INVESTING

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

EMERGING MARKETS RISK

The Fund invests in emerging as well as developed markets in Asia and the Pacific Rim. Countries in emerging markets can have relatively unstable government economies based on only a few industries, and securities markets that trade a small number of issues.

LIQUIDITY RISKS

Non-U.S. securities may trade on small exchanges less well regulated than
U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.



REGIONAL RISKS


Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Asian and Pacific Rim countries. Although there is a trend toward less government involvement in commerce, governments of many Asian and Pacific Rim countries have exercised and continue to exercise substantial influence over many aspects of the private sector.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 34.26% (quarter ended December 31, 1999). Its lowest quarterly return was (25.93)% (quarter ended December 31, 1997).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Class A Shares, Class B Shares, and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Morgan Stanley Capital International Asia Pacific Index (MSCI-AP), a broad-based market index. The MSCI-AP is a market value- weighted average of the performance of securities listed on the stock exchange of 13 countries in the Pacific and Asian regions. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                    CLASS A      CLASS B      CLASS C
CALENDAR PERIOD     SHARES       SHARES       SHARES       MSCI-AP
1 Year              115.56%      120.85%      125.08%      57.86%
Start of
Performance 1        10.48%       10.78%       11.45%       1.19%

1 The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was February 28, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED ASIA PACIFIC GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B, or C Shares.

SHAREHOLDER FEES                                        CLASS A   CLASS
B   CLASS C
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                      5.50%
None      None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                                             0.00%
5.50%     1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                      .  None
None      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                None
None      None
Exchange Fee                                            None
None      None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers
and Reimbursement) 1
Expenses That are Deducted
From Fund Assets (as
percentage of average net
assets)
Management Fee 2                                        1.10%
1.10%     1.10%
Distribution (12b-1) Fee 3                              0.25%
0.75%     0.75%
Shareholder Services Fee                                0.25%
0.25%     0.25%
Other Expenses 4                                        2.40%
2.40%     2.40%
Total Annual
Fund
Operating Expenses                                      4.00%     4.50%
5   4.50%
1 Although not contractually obligated to do so, the adviser waived and reimbursed
and distributor waived certain amounts. These are shown below along with the net
expenses the Fund actually paid for the fiscal year ended November 30,
1999.
 Total Waivers
and
Reimbursement of
Fund

Expenses                                                2.15%
1.90%     1.90%
 Total Actual Annual
Fund
Operating Expenses
(after

waivers and reimbursement) 1.85% 2.60% 2.60% 2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time.
The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended November 30, 1999.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1999. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending
November 30, 2000.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 1.60% for the fiscal year ended November 30, 1999.

5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENT as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A:
Expenses
assuming
redemption     $  930    $1,701    $2,488     $4,525
Expenses
assuming no
redemption     $  930    $1,701    $2,488     $4,525
CLASS B:
Expenses
assuming

redemption     $1,001   $1,760     $2,478     $4,514
Expenses
assuming no
redemption     $  451    $1,360    $2,278     $4,514
CLASS C:
Expenses
assuming

redemption     $  551    $1,360    $2,278     $4,614
Expenses
assuming no
redemption     $  451    $1,360    $2,278     $4,614


What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies located in Asia and the Pacific Rim. The Adviser intends to focus its investments in the most developed capital markets of Asia and the Pacific Rim.

The Fund is intended to provide regional exposure for a specific asset class. It acts as the Asian and Pacific Rim component to an international equity portfolio. In selecting the countries in which to invest, the Adviser reviews the country's economic outlook, including its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in each particular country.

In selecting investments for the portfolio the Adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets.

The Adviser evaluates the quality of each company's management, its market share in domestic and export markets, and the uniqueness of its product line. The Adviser may also meet with company representative, company suppliers, customers, or competitors. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy. A stock is typically sold when, in the opinion of the portfolio manager: (i) the stock has reached its fair market value; (ii) the company's fundamentals have deteriorated; (iii) the Fund's portfolio is too heavily weighted in a particular industry or sector; or (iv) alternative investment opportunities are identified.



PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

ASIAN AND PACIFIC RIM SECURITIES

The Fund considers an issuer to be an Asian or Pacific Rim company if:

* it is organized under the laws of, or has a principal office located in, an Asian or Pacific Rim country;

* the principal trading market for its securities is in an Asian or Pacific
Rim country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in an Asian or Pacific Rim country.

Asian and Pacific Rim securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, Asian and Pacific Rim securities are subject to currency risks and risks of foreign investing.

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. Although it has historically not done so, the Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

What are the Specific Risks of Investing in the Fund?

CURRENCY RISKS



Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign instruments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversifcation will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.



The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS



Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.



EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

REGIONAL RISKS

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Asian and Pacific Rim countries. For example, some of the currencies of Asian and Pacific Rim countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.

Although there is a trend toward less government involvement in commerce, governments of many Asian and Pacific Rim countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Asian and Pacific Rim countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the- counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                               MAXIMUM SALES CHARGE
                 MINIMUM
                 INITIAL/

                 SUBSEQUENT    FRONT-END    CONTINGENT
                 INVESTMENT    SALES        DEFERRED SALES
SHARES OFFERED   AMOUNTS 1     CHARGE 2     CHARGE 3
Class A          $1,500/$100   5.50%        0.00%
Class B          $1,500/$100   None         5.50%
Class C          $1,500/$100   None         1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
CLASS A SHARES
                                    Sales Charge
                                    as a Percentage    Sales Charge
                                    of Public          as a Percentage

Purchase Amount                     Offering Price     of NAV
Less than $50,000                   5.50%              5.82%
$50,000 but less than $100,000      4.50%              4.71%
$100,000 but less than $250,000     3.75%              3.90%
$250,000 but less than $500,000     2.50%              2.56%
$500,000 but less than $1 million   2.00%              2.04%
$1 million or greater 1             0.00%              0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A

SHARES

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS B

SHARES


Shares Held Up
To:

CDSC

1

Year

5.50%

2

Years

4.75%

3

Years

4.00%

4

Years

3.00%

5

Years

2.00%

6

Years

1.00%

7 Years or
More

0.00%

CLASS C

SHARES

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares.

Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?


The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

ALEXANDRE DE BETHMANN

Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio
Manager and a Vice President of the Fund's Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. De
Bethman is a Chartered Financial Analyst. He received his M.B.A. in Finance from Duke University.

HENRY A. FRANTZEN

Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.



ADVISER FEES

The Adviser receives an annual investment adviser fee of 1.10% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED NOVEMBER 30        1999          1998         1997
1996 1


NET ASSET VALUE, BEGINNING
OF PERIOD                     $  6.40       $  7.81       $10.25
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss              (0.07) 2      (0.05)       (0.03)
(0.00)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                         7.25         (1.36)       (2.41)
0.25

TOTAL FROM INVESTMENT
OPERATIONS                       7.18         (1.41)       (2.44)
0.25
NET ASSET VALUE, END OF
PERIOD                         $13.58       $  6.40      $  7.81
$10.25
TOTAL RETURN 4                 112.19%       (18.05%)     (23.80%)
2.50%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         1.85%         1.85%        1.85%
1.85% 5

Net operating loss              (0.78%)       (0.35%)
(0.53%)         -
Expense

waiver/reimbursement 6           1.90%         3.78%        4.77%
7.02% 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $25,883        $6,345       $7,297
$4,593

Portfolio turnover                260%          347%
193%         99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount is based on average shares outstanding.

3 Per share amount does not round to ($0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED NOVEMBER 30        1999          1998         1997
1996 1


NET ASSET VALUE, BEGINNING
OF PERIOD                     $  6.29       $  7.73       $10.19
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss              (0.14) 2      (0.07)       (0.08)
(0.03)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                         7.09         (1.37)       (2.38)
0.22

TOTAL FROM INVESTMENT
OPERATIONS                       6.95         (1.44)       (2.46)
0.19
NET ASSET VALUE, END OF
PERIOD                         $13.24       $  6.29      $  7.73
$10.19
TOTAL RETURN 3                 110.49%       (18.63%)     (24.14%)
1.90%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         2.60%         2.60%        2.60%
2.60% 4

Net operating loss              (1.53%)       (1.10%)      (1.25%)
(0.86%) 4
Expense

waiver/reimbursement 5           1.90%         3.78%        4.77%
7.02% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $16,414        $4,154       $3,606
$2,273

Portfolio turnover                260%          347%
193%         99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED NOVEMBER 30        1999          1998         1997
1996 1


NET ASSET VALUE, BEGINNING
OF PERIOD                     $  6.31       $  7.74       $10.20
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss              (0.16) 2      (0.08)       (0.12)
(0.05)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                         7.13         (1.35)       (2.34)
0.25

TOTAL FROM INVESTMENT
OPERATIONS                       6.97         (1.43)       (2.46)
0.20
NET ASSET VALUE, END OF
PERIOD                         $13.28       $  6.31      $  7.74
$10.20
TOTAL RETURN 3                 110.46%       (18.48%)     (24.12%)
2.00%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         2.60%         2.60%        2.60%
2.60% 4

Net operating loss              (1.53%)       (1.10%)      (1.22%)
(0.90%) 4
Expense

waiver/reimbursement 5           1.90%         3.78%        4.77%
7.02% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $12,218          $608         $511
$397

Portfolio turnover                260%          347%
193%         99%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



[Graphic]

Federated

World-Class Investment Manager

PROSPECTUS

Federated Asia Pacific Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated
Federated Asia Pacific Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7141


Cusip 981487507
(Effective April 3, 2000, the Cusip number will be 31428U102) Cusip 981487606 (Effective April 3, 2000, the Cusip number will be 31428U201) Cusip 981487705 (Effective April 3, 2000, the Cusip number will be 31428U300)

G01470-02 (3/00)  513043


[Graphic]







STATEMENT OF ADDITIONAL INFORMATION

Federated Asia Pacific Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Asia Pacific Growth Fund
(Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000


[Graphic]
Federated
World-Class Investment Manager
Federated Asia Pacific Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

G01470-03 (3/00)


[Graphic]

CONTENTS



How is the Fund Organized?  1
Securities in Which the Fund Invests  1
What Do Shares Cost?  6
How is the Fund Sold?  7
Exchanging Securities for Shares  8
Subaccounting Services  8
Redemption in Kind  8
Account and Share Information  9
Tax Information  9
Who Manages and Provides Services to the Fund?  10
How Does the Fund Measure Performance?  14
Who is Federated Investors, Inc.?  16
Financial Information  17
Investment Ratings  17
Addresses  19


How is the Fund Organized?



The Fund is a diversified portfolio of Federated World Investment
Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On
January 19, 2000, the Corporation changed its name from World
Investment
Series, Inc. to Federated World Investment Series, Inc.


The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following additional securities, not described in the prospectus, for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.

The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non- convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion.

The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy call options on foreign currencies, securities, securities indices and future contracts in anticipation of an increase in the value of the underlying asset; and

* Buy put options on foreign currencies, securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

The Fund may also write call options on foreign currencies, securities indices, and future contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on foreign currencies, securities indices and future contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment.

Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

BOND MARKET RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's Investment objective is to provide long-term growth of capital

INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase under normal market conditions and are based on a percentage of the Fund's net assets unless otherwise noted.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

CONCENTRATION OF INVESTMENTS



The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitations tests as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly fashion.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisitions, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD
AND
BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THE
FOLLOWING

LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGES IN THESE LIMITATIONS BECOMES EFFECTIVE.


BUYING SECURITIES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.



As a matter of non-fundamental policy: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the fund's total assets in any one industry will constitute "concentration."

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the
Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.

If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE


These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor
(Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

                        ADVANCE PAYMENTS
                               AS A PERCENTAGE OF

AMOUNT                  PUBLIC OFFERING PRICE
First $1 - $5 million 0.75% Next $5 - $20 million 0.50% Over $20 million 0.25%

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front- end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Federated International Growth Fund, Pittsburgh, PA, owned approximately 431,212 (25.64%) Shares, Edward Jones & Co., Maryland Heights, MO, owned approximately 267,265 (15.89%) Shares and MLPF&S For the Sole Benefit of its Customers, Jacksonville, FL, owned approximately 185,430 (11.02%) Shares.

As of March 2, 2000, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: MLPF&S For the Sole Benefit of its Customers, Jacksonville, FL, owned approximately 278,504 (16.88%) Shares.

As of March 2, 2000, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S For the Sole Benefit of its Customers, Joacsonville, FL, owned approximately 700,995 (70.90%) Shares.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B and C Shares.

NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive
Officer                      $0   $0 for the Corporation
Birth Date: July 28, 1924                and Director or Trustee
of                        and 43 other investment
Federated Investors Tower                the Federated
Fund                                companies in the
1001 Liberty Avenue                      Complex; Chairman
and                             Fund Complex
Pittsburgh, PA                           Director,
Federated
DIRECTOR AND CHAIRMAN                    Investors, Inc.; Chairman,
                                         Federated

Investment

                                         Management Company,
                                         Federated
Global

                                         Investment

Management

                                         Corp. and

Passport

                                         Research, Ltd.; formerly:
                                         Trustee,
Federated

                                         Investment

Management

                                         Company and Chairman

and

                                         Director,
Federated

                                         Investment Counseling.
THOMAS G. BIGLEY                         Director or Trustee
of                $1,514.23   $116,760.63 for the
Birth Date: February 3, 1934             the Federated
Fund                                Corporation and 43 other
15 Old Timber Trail                      Complex; Director,
Member                         investment companies
Pittsburgh, PA                           of Executive
Committee,                           in the Fund Complex
DIRECTOR                                 Children's Hospital
of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel
conduits/
                                         computer

storage

                                         equipment); formerly:
                                         Senior Partner, Ernst

&
                                         Young LLP; Director,
MED

                                         3000 Group, Inc.
                                         (physician
practice

                                         management); Director,
                                         Member of
Executive

                                         Committee, University

of

                                         Pittsburgh.
JOHN T. CONROY, JR.                      Director or Trustee of
the            $1,665.92   $128,455.37 for the
Birth Date: June 23, 1937                Federated Fund
Complex;                           Corporation and 37 other
Grubb & Ellis/Investment Properties      President,
Investment                             investment companies
Corporations Wood/Commercial Dept.       Properties
Corporation;                           in the Fund Complex
John R. Wood Associates, Inc. Realtors   Senior Vice President,
3201 Tamiami Trail North                 John R. Wood
and
Naples, FL                               Associates, Inc.,
DIRECTOR                                 Realtors; Partner
or
                                         Trustee in private

real

                                         estate ventures
in

                                         Southwest Florida;
                                         formerly: President,
                                         Naples
Property

                                         Management, Inc.
and

                                         Northgate

Village

                                         Development Corporation.
NICHOLAS CONSTANTAKIS                    Director or Trustee of
the            $1,514.23   $73,191.21 for the
Birth Date: September 3, 1939            Federated Fund
Complex;                           Corporation and 37 other
175 Woodshire Drive                      Director, Michael
Baker                           investment companies
Pittsburgh, PA                           Corporation
(engineering,                         in the Fund Complex
DIRECTOR                                 construction,
operations
                                         and technical services);
                                         formerly: Partner,
                                         Andersen Worldwide SC.
JOHN F. CUNNINGHAM++                     Director or Trustee of
some                  $0   $93,190.48 for the
Birth Date: March 5, 1943                of the Federated
Fund                             Corporation and 37 other
353 El Brillo Way                        Complex;
Chairman,                                investment companies
Palm Beach, FL                           President and
Chief                               in the Fund Complex
DIRECTOR                                 Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic
business

                                         consulting);
Trustee

                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications
and

                                         EMC Corporation

(computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board
and

                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and
Chief

                                         Operating Officer,
Wang

                                         Laboratories; Director,
                                         First National Bank
of

                                         Boston; Director,
Apollo

                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of
the            $1,514.23   $116,760.63 for the
Birth Date: October 11, 1932             Federated Fund
Complex;                           Corporation and 43 other
3471 Fifth Avenue                        Professor of
Medicine,                            investment companies
Suite 1111                               University of
Pittsburgh;                         in the Fund Complex
Pittsburgh, PA                           Medical Director,
DIRECTOR                                 University of
Pittsburgh
                                         Medical Center - Downtown;
                                         Hematologist, Oncologist,
                                         and Internist,
University

                                         of Pittsburgh

Medical

                                         Center; Member,
National

                                         Board of Trustees,
                                         Leukemia Society
of

                                         America.

NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
PETER E. MADDEN                          Director or Trustee of
the            $1,429.52   $109,153.60 for the
Birth Date: March 16, 1942               Federated Fund
Complex;                           Corporation and 43 other
One Royal Palm Way                       formerly:
Representative,                         investment companies
100 Royal Palm Way                       Commonwealth
of                                   in the Fund Complex
Palm Beach, FL                           Massachusetts
General
DIRECTOR                                 Court; President,
State
                                         Street Bank and

Trust

                                         Company and

State

                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and
VISA

                                         International;
Chairman

                                         and Director,
                                         Massachusetts
Bankers

                                         Association; Director,
                                         Depository
Trust

                                         Corporation; Director,
The

                                         Boston Stock Exchange.
CHARLES F. MANSFIELD, JR.++              Director or Trustee of
some           $1,595.28   $102,573.91 for the
Birth Date: April 10, 1945               of the Federated
Fund                             Corporation and 40 other
80 South Road                            Complex; Executive
Vice                           investment companies
Westhampton Beach, NY                    President, Legal
and                              in the Fund Complex
DIRECTOR                                 External Affairs,
Dugan
                                         Valva Contess, Inc.
                                         (marketing,
                                         communications,
technology

                                         and consulting); formerly:
                                         Management Consultant.
                                         Previous Positions:
Chief

                                         Executive Officer,
PBTC

                                         International Bank;
                                         Partner, Arthur Young
&
                                         Company (now Ernst &
Young

                                         LLP); Chief
Financial

                                         Officer of Retail

Banking

                                         Sector, Chase

Manhattan

                                         Bank; Senior

Vice

                                         President, Marine

Midland

                                         Bank; Vice President,
                                         Citibank;
Assistant

                                         Professor of Banking

and

                                         Finance, Frank G.
Zarb

                                         School of Business,
                                         Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee
of                $1,665.92   $128,455.37 for the
Birth Date: December 20, 1932            the Federated
Fund                                Corporation and 43 other
President, Duquesne University           Complex; President,
Law                           investment companies
Pittsburgh, PA                           Professor,
Duquesne                               in the Fund Complex
DIRECTOR                                 University;
Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael
Baker

                                         Corp. (engineering,
                                         construction,
operations

                                         and technical services).
                                         Previous Positions:
Dean

                                         and Professor of Law,
                                         University of
Pittsburgh

                                         School of Law; Dean

and

                                         Professor of Law,
                                         Villanova
University

                                         School of Law.
MARJORIE P. SMUTS                        Director or Trustee of
the            $1,514.23   $116,760.63 for the
Birth Date: June 21, 1935                Federated Fund
Complex;                           Corporation and 43 other
4905 Bayard Street                       Public
Relations/                                 investment companies
Pittsburgh, PA

Marketing/Conference                              in the Fund
Complex
DIRECTOR                                 Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company
of

                                         America;
television

                                         producer; business owner.
JOHN S. WALSH++                          Director or Trustee of
some                  $0   $94,536.85 for the
Birth Date: November 28, 1957            of the Federated
Fund                             Corporation and 39 other
2007 Sherwood Drive                      Complex; President
and                            investment companies
Valparaiso, IN                           Director, Heat Wagon,
Inc.                        in the Fund Complex
DIRECTOR                                 (manufacturer
of
                                         construction

temporary

                                         heaters); President
and

                                         Director,
Manufacturers

                                         Products, Inc.
                                         (distributor of
portable

                                         construction heaters);
                                         President, Portable

Heater

                                         Parts, a division

of

                                         Manufacturers Products,
                                         Inc.; Director, Walsh
&
                                         Kelly, Inc. (heavy
highway

                                         contractor); formerly:
                                         Vice President, Walsh

&
                                         Kelly, Inc.
J. CHRISTOPHER DONAHUE+                  President or
Executive                       $0   $0 for the Corporation
Birth Date: April 11, 1949               Vice President of
the                             and 30 other investment
Federated Investors Tower                Federated Fund
Complex;                           companies in the
1001 Liberty Avenue                      Director or Trustee of
some                       Fund Complex
Pittsburgh, PA                           of the Funds in
the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
AND DIRECTOR                             President, Chief
Executive
                                         Officer and Director,
                                         Federated Investors, Inc.;
                                         President, Chief
Executive

                                         Officer and Trustee,
                                         Federated
Investment

                                         Management Company;
                                         Trustee,
Federated

                                         Investment Counseling;
                                         President, Chief
Executive

                                         Officer and Director,
                                         Federated
Global

                                         Investment

Management

                                         Corp.; President and

Chief

                                         Executive Officer,
                                         Passport Research, Ltd.;
                                         Trustee,
Federated

                                         Shareholder

Services

                                         Company; Director,
                                         Federated
Services

                                         Company; formerly:
                                         President,
Federated

                                         Investment Counseling.
EDWARD C. GONZALES                       President, Executive
Vice                    $0   $0 for the Corporation
Birth Date: October 22, 1930             President and Treasurer
of                        and 42 other investment
Federated Investors Tower                some of the Funds in
the                          company in the
1001 Liberty Avenue                      Federated Fund
Complex;                           Fund Complex
Pittsburgh, PA                           Vice Chairman,
Federated
EXECUTIVE VICE PRESIDENT                 Investors, Inc.; Trustee,
                                         Federated

Administrative

                                         Services; formerly:
                                         Trustee or Director of
some

                                         of the Funds in
the

                                         Federated Fund Complex;
                                         CEO and Chairman,
                                         Federated
Administrative

                                         Services; Vice President,
                                         Federated
Investment

                                         Management Company,
                                         Federated
Investment

                                         Counseling,
Federated

                                         Global

Investment

                                         Management Corp.
and

                                         Passport Research, Ltd.;
                                         Director and
Executive

                                         Vice President,
Federated

                                         Securities Corp.;
                                         Director,
Federated

                                         Services Company; Trustee,
                                         Federated
Shareholder

                                         Services Company.

NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
JOHN W. MCGONIGLE                        Executive Vice
President                     $0   $0 for the Corporation
Birth Date: October 26, 1938             and Secretary of
the                              and 43 other investment
Federated Investors Tower                Federated Fund
Complex;                           companies in the
1001 Liberty Avenue                      Executive Vice
President,                         Fund Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
AND SECRETARY                            formerly: Trustee,
                                         Federated

Investment

                                         Management Company

and

                                         Federated

Investment

                                         Counseling; Director,
                                         Federated
Global

                                         Investment

Management

                                         Corp, Federated

Services

                                         Company and

Federated

                                         Securities Corp.
RICHARD J. THOMAS                        Treasurer of the
Federated                   $0   $0 for the Corporation
Birth Date: June 17, 1954                Fund Complex;
Vice                                and 43 other investment
Federated Investors Tower                President -
Funds                                 companies in the
1001 Liberty Avenue                      Financial
Services                                Fund Complex
Pittsburgh, PA                           Division,
Federated
TREASURER                                Investors, Inc.; formerly:
                                         various

management

                                         positions within
Funds

                                         Financial

Services

                                         Division of

Federated

                                         Investors, Inc.
RICHARD B. FISHER*                       President or
Vice                            $0   $0 for the Corporation
Birth Date: May 17, 1923                 President of some of
the                          and 41 other investment
Federated Investors Tower                Funds in the Federated
Fund                       companies in the
1001 Liberty Avenue                      Complex; Vice
Chairman,                           Fund Complex
Pittsburgh, PA                           Federated Investors, Inc.;
DIRECTOR                                 Chairman,
Federated
                                         Securities Corp.;
                                         formerly: Director
or

                                         Trustee of some of
the

                                         Funds in the Federated

Fund

                                         Complex,; Executive

Vice

                                         President,
Federated

                                         Investors, Inc.
and

                                         Director and

Chief

                                         Executive Officer,
                                         Federated Securities Corp.
HENRY A. FRANTZEN                        Chief Investment
Officer                     $0   $0 for the Corporation
Birth Date: November 28, 1942            of this Fund and
various                          and 2 other investment
Federated Investors Tower                other Funds in
the                                companies in the
1001 Liberty Avenue                      Federated Fund
Complex;                           Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated
Investment
                                         Counseling,
Federated

                                         Global

Investment

                                         Management Corp.,
                                         Federated
Investment

                                         Management Company

and

                                         Passport Research, Ltd.;
                                         Registered Representative,
                                         Federated
Securities

                                         Corp.; Vice President,
                                         Federated Investors, Inc.;
                                         formerly: Executive
Vice

                                         President,
Federated

                                         Investment

Counseling

                                         Institutional

Portfolio

                                         Management

Services

                                         Division; Chief

Investment

                                         Officer/Manager,
                                         International Equities,
                                         Brown Brothers Harriman
&
                                         Co.; Managing Director,
                                         BBH Investment
Management

                                         Limited.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.



# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.



++ Mr. Mansfield became a member of the Board of Directors on January
1,
1999. Messrs. Cunningham and Walsh became members of the Board of Directors on December 7, 1999. Messrs. Cunningham and Walsh did not receive any fees as of the fiscal year end of the Company.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended, November 30, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $129,737,440.37 for which the Fund paid $556,756.66 in brokerage commissions.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED NOVEMBER 30          1999       1998       1997
Adviser Fee Earned                  $249,853   $122,689   $100,152
Adviser Fee Reduction                249,853    122,689    100,152
Brokerage Commissions                565,890    350,186    200,241
Administrative Fee                   185,000    185,000    185,000
12B-1 FEE

Class A Shares                             -          -          -
Class B Shares                        62,424          -          -
Class C Shares                        23,477          -          -
SHAREHOLDER SERVICES FEE
Class A Shares                        28,151          -          -
Class B Shares                       $20,808          -          -
Class C Shares                        7,826           -          -


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS



Total returns are given for the one-year and Start of Performance periods ended November 30, 1999.

                            START OF PERFORMANCE ON
                  1 YEAR    FEBRUARY 28, 1996.
CLASS A SHARES:
Total Return      100.59%   6.87%
CLASS B SHARES:
Total Return      104.99%   7.10%
CLASS C SHARES:
Total Return      109.46%   7.84%


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



PERFORMANCE COMPARISONS


Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
500)

Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "pacific region funds" category in advertising and sales literature.



MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES



Morgan Stanley Capital International World Indices includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.



IBBOTSON ASSOCIATES INTERNATIONAL BOND INDEX



Ibbotson Associates International Bond Index provides a detailed breakdown of local market and currency returns since 1960.



BEAR STEARNS FOREIGN BOND INDEX



Bear Stearns Foreign Bond Index provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.



MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



CDA/WIESENBERGER INVESTMENT COMPANY SERVICES

Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.

FINANCIAL TIMES ACTUARIES INDICES

Includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.



FINANCIAL PUBLICATIONS


The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others-provide performance statistics over specified time periods.

DOW JONES INDUSTRIAL AVERAGE (DJIA)

Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.



CNBC/FINANCIAL NEWS COMPOSITE INDEX


THE WORLD BANK PUBLICATION OF TRENDS IN DEVELOPING COUNTRIES (TIDE)

TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

SALOMON BROTHERS GLOBAL TELECOMMUNICATIONS INDEX

Composed of telecommunications companies in the developing and emerging countries.

DATASTREAM, INTERSEC, FACTSET, IBBOTSON ASSOCIATES, AND WORLDSCOPE

Database retrieval services for information including, but not limited to, international financial and economic data.

INTERNATIONAL FINANCIAL STATISTICS

Produced by the International Monetary Fund.

WORLD BANK

Various publications and annual reports produced by the World Bank and its affiliates.

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT

Various publications.

MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC. AND STANDARD &
POOR'S

Various publications

WILSHIRE ASSOCIATES

An on-line database for international financial and economic data including performance measures for a wide range of securities.

INTERNATIONAL FINANCE CORPORATION (IFC) EMERGING MARKETS DATA BASE

Provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.

ORGANIZATION FOR ECONOMIC COOPERATION AND DEVELOPMENT (OECD)

Various publications.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended November 30, 1999, are incorporated herein by reference to the Annual Report to Shareholders of Federated Asia Pacific Growth Fund dated November 30, 1999.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED ASIA PACIFIC GROWTH FUND

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Federated Emerging Markets Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

A mutual fund seeking long-term growth of capital by investing primarily in equity securities of issuers and companies located in countries having emerging markets.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

MARCH 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  7

What Do Shares Cost?  8

How is the Fund Sold?  11

How to Purchase Shares  11

How to Redeem and Exchange Shares  13

Account and Share Information  17

Who Manages the Fund?  18

Financial Information  19

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The fund pursues its investment objective by investing at least 65% of its assets in equity securities of issuers and companies located in countries having emerging markets. Emerging markets are those which have gross domestic product per capita lower than $10,000 per year.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

CURRENCY RISKS



Because the exchange rates for currencies fluctuate daily, prices of the emerging market securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.



RISKS OF FOREIGN INVESTING



Because the Fund invests in securities issued by emerging market companies, the Fund's share price may be more affected by economic and political conditions, taxation policies and accounting and auditing standards in those emerging market countries than in more developed countries.



EMERGING MARKETS RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 42.70% (quarter ended December 31, 1999). Its lowest quarterly return was (25.24%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Class A Shares, Class B Shares, and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the International Financial Corporation Investable Composite Index (IFCIC). The IFCIC is a market capitalization-weighted index of over 1,000 securities in 26 emerging market countries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.




                         CLASS A   CLASS B   CLASS C
CALENDAR PERIOD          SHARES    SHARES    SHARES    IFCIC
1 Year                   69.15%    72.50%    76.91%    67.11%
Start of Performance 1    9.97%    10.18%    10.78%     3.30%


1 The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was February 28, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED EMERGING MARKETS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B, or C Shares.




SHAREHOLDER FEES
CLASS A   CLASS B    CLASS C

Fees Paid Directly From Your
Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage
of offering price)
5.50%     None       None

Maximum Deferred Sales Charge (Load) (as a percentage of
original
purchase price or redemption proceeds, as applicable)
0.00%     5.50%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price).
None      None       None
Redemption Fee (as a percentage of amount
redeemed, if applicable)
None      None       None
Exchange Fee
None      None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as percentage of

average net assets)
Management Fee 2
1.25%     1.25%      1.25%
Distribution (12b-1) Fee 3
0.25%     0.75%      0.75%
Shareholder Services Fee
0.25%     0.25%      0.25%
Other Expenses
1.70%     1.70%      1.70%
Total Annual Fund Operating Expenses
3.45%     3.95% 4    3.95%
1Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the
 Fund actually paid for the fiscal year ended November 30, 1999.

 Total Waivers of Fund Expenses
0.84%     0.59%      0.59%
 Total Actual Annual Fund Operating Expenses (after waivers) 2.61% 3.36% 3.36% 2
The adviser voluntarily waived a portion of the management fee.

 The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.66% for the fiscal year ended November 30, 1999.

3Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1999. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending
 November 30, 2000.

4Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:






SHARE CLASS                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A:
Expenses assuming redemption        $879    $1,551    $2,244     $4,074
Expenses assuming no redemption     $879    $1,551    $2,244     $4,074
CLASS B:
Expenses assuming redemption        $947    $1,604    $2,228     $4,058
Expenses assuming no redemption     $397    $1,204    $2,028     $4,058
CLASS C:
Expenses assuming redemption        $497    $1,204    $2,028     $4,164
Expenses assuming no redemption     $397    $1,204    $2,028     $4,164




What are the Fund's Investment Strategies?

The fund pursues its investment objective by investing at least 65% of its assets in equity securities of issuers and companies located in countries having emerging markets. Emerging markets are those which have gross domestic product per capita lower than $10,000 per year.



The Adviser weighs several factors in selecting investments for the portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate or sound budget policy.

The Adviser then evaluates available investments in these countries by examining the issuer's liquidity, industry representation, performance relative to its industry, and profitability as well its products, the quality of its management, and its competitive position in the marketplace.

Under normal market conditions, the Adviser anticipates that the portfolio will contain a minimum of 150 stocks. Under normal market conditions, the Adviser expects to be invested in more than 20 countries.

Companies may be grouped together in broad categories called economic sectors. The Adviser may emphasize certain economic sectors in the portfolio that exhibit stronger growth potential or higher profit margins.

The Adviser allocates the portfolio among five economic sectors: consumer, financial, industrial, resources, and utilities. The Adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy. Some of the factors the adviser looks for in selecting investments include:



* Issuers in countries expected to have economic and market environments that will be positive;

* Estimated market value in excess of current stock price;

* Favorable expected returns relative to perceived risk;

* Low debt levels relative to equity;

* Companies expected to benefit from long-term trends in the economy and society;

* Low market valuations relative to earnings forecast, book value, cash flow and sales; and

* Turnaround potential for companies that have been through difficult periods.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EMERGING MARKETS



Under normal circumstances, at least 65% of the Fund's total assets are invested in securities of companies that are domiciled or primarily doing business in emerging countries. For purposes of the Fund's investments, "emerging countries" are countries with economies or securities markets that are not considered by the Fund's Adviser to be developed and typically have gross domestic product per capita below $10,000 per year.



DEPOSITARY RECEIPTS



Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.

The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

What are the Specific Risks of Investing in the Fund?

An investment in the Fund involves a substantial degree of risk. Even though the Fund seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

* Stock markets of emerging market countries go down or perform poorly relative to other stock markets (this risk may be greater if you are a short-term investor);

* Securities of emerging market issuers or value stocks fall out of favor with investors; or

* The Fund's assets remain undervalued or do not have the potential value initially expected.



Investing in emerging market issuers involves unique risks compared to investing in securities of issuers in the United States and other developed countries. These risks are more pronounced to the extent the Fund invests in issuers in the lesser developed emerging markets or in any one region.

These risks may include:



* The U.S. dollar may appreciate against emerging market currencies or an emerging market government may impose restrictions on currency conversion or trading:

* Less information about emerging market issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices;

* Many emerging markets are smaller, less liquid and more volatile than developed markets. In a changing market, the adviser may not be able to sell the Fund's portfolio securities in amounts and at prices Federated considers reasonable;

* Economic, political or social instability in an emerging market country or region may significantly disrupt the principal financial markets in which the Fund invests;

* The economies of emerging market countries may grow at slower rates than expected or may experience a downturn or recession;

* Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation;

* The Fund could experience a loss from settlement and custody practices in some emerging markets; and

* Withholding and other non-U.S. taxes may decrease the Fund's return.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS



Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States.

Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.



What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).



If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the- counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




                                MINIMUM MAXIMUM SALES CHARGE
                 INITIAL/
                 SUBSEQUENT                     CONTINGENT
SHARES           INVESTMENT    FRONT-END        DEFERRED
OFFERED          AMOUNTS 1     SALES CHARGE 2   SALES CHARGE 3
Class A          $1,500/$100   5.50%            0.00%
Class B          $1,500/$100   None             5.50%
Class C          $1,500/$100   None             1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE




CLASS A SHARES
                                    Sales Charge
                                    as a Percentage   Sales Charge
                                    of Public         as a Percentage

Purchase Amount                     Offering Price    of NAV
Less than $50,000                   5.50%             5.82%
$50,000 but less than $100,000      4.50%             4.71%
$100,000 but less than $250,000     3.75%             3.90%
$250,000 but less than $500,000     2.50%             2.56%
$500,000 but less than $1 million   2.00%             2.04%
$1 million or greater 1             0.00%             0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).




CLASS A SHARES
        A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS B SHARES
Shares Held Up To:                                         CDSC
1 Year                                                     5.50%
2 Years                                                    4.75%
3 Years                                                    4.00%
4 Years                                                    3.00%
5 Years                                                    2.00%
6 Years                                                    1.00%
7 Years or more                                            0.00%

CLASS C SHARES
        You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged; and

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

CHRISTOPHER MATYSZEWSKI

Christopher Matyszewski has been the Fund's portfolio manager since July 1999. Mr. Matyszewski joined Federated in 1997 as an Investment Analyst. He was named a Portfolio Manager and an Assistant Vice President of the Adviser in July 1999 and became a Vice President of the Fund's Adviser in January 2000. He was a Securities Trader for Brandes Investment from September 1994 through January 1996; he served as a Medical Mission Coordinator with Operation Smile International from January 1993 through March 1994. Mr. Matyszewski earned his Masters of International Management from Thunderbird, The American Graduate School for International Management.

HENRY A. FRANTZEN

Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.



ADVISER FEES

The Adviser receives an annual investment adviser fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






YEAR ENDED NOVEMBER 30           1999         1998         1997
1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                      $ 8.40       $11.64       $11.10
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                 (0.01)        0.03         0.01
0.02
Net realized and
unrealized gain (loss) on
investments and foreign
currency                         3.90        (3.27)        0.53 2
1.08

TOTAL FROM INVESTMENT
OPERATIONS                       3.89        (3.24)        0.54
1.10
NET ASSET VALUE, END OF
PERIOD                         $12.29       $ 8.40       $11.64
$11.10
TOTAL RETURN 3                  46.31%      (28.02%)       4.86%
11.00%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         2.61%        2.59%        2.14%
1.97% 4
Net investment income (net
operating loss)                 (0.15%)       0.30%        0.13%
0.31% 4

Expense

waiver/reimbursement 5           0.59%        0.25%        0.65%
3.34% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $46,076      $32,002      $48,525
$17,327

Portfolio turnover                289%         163%
102%         32%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.



Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






YEAR ENDED NOVEMBER 30           1999         1998         1997
1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                      $ 8.23       $11.50       $11.04
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss              (0.13)       (0.08)       (0.04)
(0.02)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                         3.85        (3.19)        0.50 2
1.06

TOTAL FROM INVESTMENT
OPERATIONS                       3.72        (3.27)        0.46
1.04
NET ASSET VALUE, END OF
PERIOD                         $11.95       $ 8.23       $11.50
$11.04
TOTAL RETURN 3                  45.20%      (28.56%)       4.17%
10.40%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         3.36%        3.34%        2.89%
2.72% 4

Net operating loss              (0.90%)      (0.45%)      (0.69%)
(0.71%) 4
Expense

waiver/reimbursement 5           0.59%        0.25%        0.65%
3.34% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $12,458      $10,884      $19,951
$3,747

Portfolio turnover                289%         163%
102%         32%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






YEAR ENDED NOVEMBER 30          1999        1998        1997
1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                     $ 8.23      $11.50      $11.05
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss             (0.15)      (0.09)      (0.04)
(0.02)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                        3.89       (3.18)       0.49 2
1.07

TOTAL FROM INVESTMENT
OPERATIONS                      3.74       (3.27)       0.45
1.05
NET ASSET VALUE, END OF
PERIOD                        $11.97      $ 8.23      $11.50
$11.05
TOTAL RETURN 3                 45.44%     (28.62%)      4.07%
10.50%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                        3.36%       3.34%       2.89%
2.72% 4

Net operating loss             (0.90%)     (0.45%)     (0.65%)
(0.77%) 4
Expense

waiver/reimbursement 5          0.59%       0.25%       0.65%
3.34% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $2,037      $1,872      $3,943
$847

Portfolio turnover               289%        163%        102%
32%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.


 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Emerging Markets Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Federated Emerging Markets Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor



Investment Company Act File No. 811-7141

Cusip 981487804

(Effective April 3, 2000, the Cusip number will be 31428U409)

Cusip 981487887

(Effective April 3, 2000, the Cusip number will be 31428U508)

Cusip 981487879

(Effective April 3, 2000, the Cusip number will be 31428U607)

G01472-02 (3/00)  513041

 [Graphic]







STATEMENT OF ADDITIONAL INFORMATION
Federated Emerging Markets Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Emerging Markets Fund
(Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated Emerging Markets Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

G01472-03 (3/00)

[Graphic]

CONTENTS


How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  8

How is the Fund Sold?  8

Exchanging Securities for Shares  9

Subaccounting Services  10

Redemption in Kind  10

Account and Share Information  10

Tax Information  11

Who Manages and Provides Services to the Fund?  12

How Does the Fund Measure Performance?  15

Who is Federated Investors, Inc.?  17

Financial Information  18

Investment Ratings  18

Addresses  21


How is the Fund Organized?



The Fund is a diversified portfolio of Federated World Investment
Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On
January 19, 2000, the Corporation changed its name from World
Investment
Series, Inc. to Federated World Investment Series, Inc.



The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares, and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities, in addition to those described in the prospectus, for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

The prospectus presents the investment objective and the principal investment strategies and risks of the Fund. This section supplements the disclosure in the Fund's prospectuses and provides additional information on the Fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the Fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's restrictions and policies.

PRIMARY INVESTMENTS



Under normal circumstances, at least 65% of the Fund's total assets are invested in securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers. For purposes of the Fund's investments, "emerging countries" are countries with economies or securities markets that are not considered by Federated Global Investment Management Corp. (FedGlobal), the Fund's investment adviser, to be developed. Currently, emerging countries include: Algeria, Argentina, Bangladesh, Brazil, Bulgaria, Chile, China, Columbia, Costa Rica, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe. At FedGlobal's discretion, the Fund may invest in other emerging countries. The Fund may also invest up to 35% of its total assets in equity and debt securities of companies in any developed country, other than the U.S., and of such countries' governmental issuers and in short-term investments. Although the Fund may invest in both equity and debt securities, Fed Global expects that equity and equity-related securities will constitute the majority of the Fund's assets.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

CONVERTIBLE DEBT SECURITIES

The Fund may invest in convertible debt securities. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DEBT OBLIGATIONS OF FOREIGN GOVERNMENTS

The Fund may invest in debt obligations of foreign governments. An investment in debt obligations of foreign governments and their political subdivisions (sovereign debt) involves special risks which are not present when investing in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt issues. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend Funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

BRADY BONDS

The Fund may invest in Brady Bonds of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the "Brady Plan." Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund.

The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds).

Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Investors should recognize that Brady Bonds have been issued only recently, and, accordingly, they do not have a long payment history. Agreements implemented under the Brady Plan to date are designated to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ.

DEBT SECURITIES RATING CRITERIA

Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or the equivalent rating of other national statistical rating organizations. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal. If the rating of an investment grade debt security falls below investment grade, FedGlobal will consider if any action is appropriate in light of the Fund's investment objective and policies.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other national statistical rating organizations. See Appendix B for a description of rating categories.

Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments.

Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated in conjunction with the increase in merger and acquisition and leveraged buyout activity. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund's net asset value to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Certain proposed and recently enacted federal laws including the required divestiture by federally insured savings and loan associations of their investments in junk bonds and proposals designed to limit the use, or tax and other advantages, of junk bond securities could adversely affect the Fund's net asset value and investment practices. Such proposals could also adversely affect the secondary market for junk bond securities, the financial condition of issuers of these securities and the value of outstanding junk bond securities. The form of such proposed legislation and the possibility of such legislation being passed are uncertain.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. FedGlobal will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

SHORT-TERM INVESTMENTS

For temporary defensive or cash management purposes, the Fund may invest in short-term investments consisting of: corporate commercial paper and other short-term commercial obligations issued by international or domestic companies which have issued similar securities that are rated A-1, AA or better by Standard & Poor's; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks located in the U.S. or foreign countries with securities outstanding that are rated A-1, AA of better by Standard & Poor's; obligations of comparable quality issued or guaranteed by the U.S. Government or the government of a foreign country or their respective agencies or instrumentalities; and repurchase agreements.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

STOCK MARKET RISKS

* The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

* The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS



* Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.



* The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

* Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CUSTODIAL SERVICES AND RELATED RISKS



* Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States.

* Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.



* The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

* Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund.

* Security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

LIQUIDITY RISKS

* Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

* OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

BOND MARKET RISKS



* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.



* Interest rate changes have a greater effect on the price of a fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

SECTOR RISKS

* Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide long-term growth of capital. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase under normal market conditions and are based on a percentage of the Fund's net assets unless otherwise noted.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentrations of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non- fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignment and participation interest.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisitions, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government or, its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD
AND
BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 ('1940 ACT'). THE
FOLLOWING

LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE limitations becomes effective.

BUYING SECURITIES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.



As a matter of non-fundamental policy: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of nonfundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the fund's total assets in any one industry will constitute "concentration."

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the
Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.

If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor
(Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:




                        ADVANCE PAYMENTS
                               AS A PERCENTAGE OF

AMOUNT                  PUBLIC OFFERING PRICE
First $1 - $5 million 0.75% Next $5 - $20 million 0.50% Over $20 million 0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front- end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Federated International Growth Fund, Pittsburgh, PA owned approximately 658,186 (15.87%) Shares, Charles Schwab & Co., Maryland Heights, MO, owned approximately 506,121 (12.20%) Shares, Edward Jones & Co., Maryland Heights, MO, owned approximately 376,261 (9.07%) Shares, Frojack Co., Grand Forks, ND, owned approximately 375,720 (9.06%) Shares, Empire National Bank, Traverse City, MI, owned approximately 353,956 (8.54%) Shares and The Provident Bank, Cincinnati, OH owned approximately 276,059 (6.66%) Shares.

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 142,085 (9.44%) Shares and MLPF&S For the Sole Benefit of its Customers, Jacksonville, FL owned approximately 115,343 (7.66%) Shares.

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 22,763 (10.75%) Shares, MLPF&S For the Sole Benefit of its Customers, Jacksonville, FL, owned approximately 22,584 (10.67%) Shares and American National Bank, Wichita Falls, TX, owned approximately 11,085 (5.24%) Shares.



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B and C Shares.




NAME

AGGREGATE      TOTAL
BIRTH DATE
COMPENSATION   COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
FROM           FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
CORPORATION    AND FUND COMPLEX
JOHN F. DONAHUE*+                    Chief Executive
Officer                  $0   $0 for the Corporation
Birth Date: July 28, 1924            and Director or Trustee
of                    and 43 other investment
Federated Investors Tower            the Federated
Fund                            companies in the
1001 Liberty Avenue                  Complex; Chairman
and                         Fund Complex
Pittsburgh, PA                       Director,
Federated
DIRECTOR AND CHAIRMAN                Investors, Inc.; Chairman,
                                     Federated

Investment

                                     Management Company,
                                     Federated
Global

                                     Investment

Management

                                     Corp. and

Passport

                                     Research, Ltd.; formerly:
                                     Trustee,
Federated

                                     Investment

Management

                                     Company and Chairman

and

                                     Director,
Federated

                                     Investment Counseling.
THOMAS G. BIGLEY                     Director or Trustee of
$1,514.23   $116,760.63 for the
Birth Date: February 3, 1934         the Federated
Fund                            Corporation and 43 other
15 Old Timber Trail                  Complex; Director,
Member                     investment companies
Pittsburgh, PA                       of Executive
Committee,                       in the Fund Complex
DIRECTOR                             Children's Hospital
of
                                     Pittsburgh; Director,
                                     Robroy Industries, Inc.
                                     (coated steel
conduits/
                                     computer

storage

                                     equipment); formerly:
                                     Senior Partner, Ernst

&
                                     Young LLP; Director,
MED

                                     3000 Group, Inc.
                                     (physician
practice

                                     management); Director,
                                     Member of
Executive

                                     Committee, University

of

                                     Pittsburgh.
JOHN T. CONROY, JR.                  Director or Trustee of the
$1,665.92   $128,455.37 for the
Birth Date: June 23, 1937            Federated Fund
Complex;                       Corporation and 43 other
Grubb & Ellis/Investment             President,
Investment                         investment companies
Properties Corporation               Properties
Corporation;                       in the Fund Complex
3201 Tamiami Trail North             Senior Vice President,
Naples, FL                           John R. Wood
and
DIRECTOR                             Associates, Inc.,
                                     Realtors; Partner

or

                                     Trustee in private

real

                                     estate ventures
in

                                     Southwest Florida;
                                     formerly: President,
                                     Naples
Property

                                     Management, Inc.
and

                                     Northgate

Village

                                     Development Corporation.
NICHOLAS CONSTANTAKIS                Director or Trustee of the
$1,514.23   $73,191.21 for the
Birth Date: September 3, 1939        Federated Fund
Complex;                       Corporation and 37 other
175 Woodshire Drive                  Director, Michael
Baker                       investment companies
Pittsburgh, PA                       Corporation
(engineering,                     in the Fund Complex
DIRECTOR                             construction,
operations
                                     and technical services);
                                     formerly: Partner,
                                     Andersen Worldwide SC.
JOHN F. CUNNINGHAM++                 Director or Trustee of
some              $0   $93,190.48 for the
Birth Date: March 5, 1943            of the Federated
Fund                         Corporation and 37 other
353 El Brillo Way                    Complex;
Chairman,                            investment companies
Palm Beach, FL                       President and
Chief                           in the Fund Complex
DIRECTOR                             Executive Officer,
                                     Cunningham & Co., Inc.
                                     (strategic
business

                                     consulting);
Trustee

                                     Associate, Boston College;
                                     Director, Iperia Corp.
                                     (communications/software);
                                     formerly: Director,
                                     Redgate Communications
and

                                     EMC Corporation

(computer
                                     storage systems).
                                     Previous Positions:
                                     Chairman of the Board
and

                                     Chief Executive Officer,
                                     Computer Consoles, Inc.;
                                     President and
Chief

                                     Operating Officer,
Wang

                                     Laboratories; Director,
                                     First National Bank
of

                                     Boston; Director,
Apollo

                                     Computer, Inc.
LAWRENCE D. ELLIS, M.D.*             Director or Trustee of the
$1,514.23   $116,760.63 for the
Birth Date: October 11, 1932         Federated Fund
Complex;                       Corporation and 43 other
3471 Fifth Avenue                    Professor of
Medicine,                        investment companies
Suite 1111                           University of
Pittsburgh;                     in the Fund Complex
Pittsburgh, PA                       Medical Director,
DIRECTOR                             University of
Pittsburgh
                                     Medical Center - Downtown;
                                     Hematologist, Oncologist,
                                     and Internist,
University

                                     of Pittsburgh

Medical

                                     Center; Member,
National

                                     Board of Trustees,
                                     Leukemia Society
of

                                     America.
PETER E. MADDEN                      Director or Trustee of the
$1,429.52   $109,153.60 for the
Birth Date: March 16, 1942           Federated Fund
Complex;                       Corporation and 43 other
One Royal Palm Way                   formerly:
Representative,                     investment companies
Palm Beach, FL                       Commonwealth
of                               in the Fund Complex
DIRECTOR                             Massachusetts
General
                                     Court; President,
State

                                     Street Bank and

Trust

                                     Company and

State

                                     Street Corporation.
                                     Previous Positions:
                                     Director, VISA USA and
VISA

                                     International;
Chairman

                                     and Director,
                                     Massachusetts
Bankers

                                     Association; Director,
                                     Depository
Trust

                                     Corporation; Director,
The

                                     Boston Stock Exchange.

NAME

AGGREGATE      TOTAL
BIRTH DATE
COMPENSATION   COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
FROM           FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
CORPORATION    AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.++          Director or Trustee of some
$1,595.28   $102,573.91 for the
Birth Date: April 10, 1945           of the Federated
Fund                         Corporation and 40 other
80 South Road                        Complex; Executive
Vice                       investment companies
Westhampton Beach, NY                President, Legal
and                          in the Fund Complex
DIRECTOR                             External Affairs,
Dugan
                                     Valva Contess, Inc.
                                     (marketing,
                                     communications,
technology

                                     and consulting); formerly:
                                     Management Consultant.
                                     Previous Positions:
Chief

                                     Executive Officer,
PBTC

                                     International Bank;
                                     Partner, Arthur Young
&
                                     Company (now Ernst &
Young

                                     LLP); Chief
Financial

                                     Officer of Retail

Banking

                                     Sector, Chase

Manhattan

                                     Bank; Senior

Vice

                                     President, Marine

Midland

                                     Bank; Vice President,
                                     Citibank;
Assistant

                                     Professor of Banking

and

                                     Finance, Frank G.
Zarb

                                     School of Business,
                                     Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#  Director or Trustee of
$1,665.92   $128,455.37 for the
Birth Date: December 20, 1932        the Federated
Fund                            Corporation and 43 other
President, Duquesne University       Complex; President,
Law                       investment companies
Pittsburgh, PA                       Professor,
Duquesne                           in the Fund Complex
DIRECTOR                             University;
Consulting
                                     Partner, Mollica & Murray;
                                     Director, Michael
Baker

                                     Corp. (engineering,
                                     construction,
operations

                                     and technical services).
                                     Previous Positions:
Dean

                                     and Professor of Law,
                                     University of
Pittsburgh

                                     School of Law; Dean

and

                                     Professor of Law,
                                     Villanova
University

                                     School of Law.
MARJORIE P. SMUTS                    Director or Trustee of the
$1,514.23   $116,760.63 for the
Birth Date: June 21, 1935            Federated Fund
Complex;                       Corporation and 43 other
4905 Bayard Street                   Public
Relations/                             investment companies
Pittsburgh, PA

Marketing/Conference                          in the Fund Complex
DIRECTOR                             Planning.
                                     Previous Positions:
                                     National Spokesperson,
                                     Aluminum Company
of

                                     America;
television

                                     producer; business owner.
JOHN S. WALSH++                      Director or Trustee of
some              $0   $94,536.85 for the
Birth Date: November 28, 1957        of the Federated
Fund                         Corporation and 39 other
2007 Sherwood Drive                  Complex; President
and                        investment companies
Valparaiso, IN                       Director, Heat Wagon,
Inc.                    in the Fund Complex
DIRECTOR                             (manufacturer
of
                                     construction

temporary

                                     heaters); President
and

                                     Director,
Manufacturers

                                     Products, Inc.
                                     (distributor of
portable

                                     construction heaters);
                                     President, Portable

Heater

                                     Parts, a division

of

                                     Manufacturers Products,
                                     Inc.; Director, Walsh
&
                                     Kelly, Inc. (heavy
highway

                                     contractor); formerly:
                                     Vice President, Walsh

&
                                     Kelly, Inc.
J. CHRISTOPHER DONAHUE+              President or
Executive                   $0   $0 for the Corporation
Birth Date: April 11, 1949           Vice President of
the                         and 30 other investment
Federated Investors Tower            Federated Fund
Complex;                       companies in the
1001 Liberty Avenue                  Director or Trustee of
some                   Fund Complex
Pittsburgh, PA                       of the Funds in
the
EXECUTIVE VICE PRESIDENT             Federated Fund Complex;
AND DIRECTOR                         President, Chief
Executive
                                     Officer and Director,
                                     Federated Investors, Inc.;
                                     President, Chief
Executive

                                     Officer and Trustee,
                                     Federated
Investment

                                     Management Company;
                                     Trustee,
Federated

                                     Investment Counseling;
                                     President, Chief
Executive

                                     Officer and Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp.; President and

Chief

                                     Executive Officer,
                                     Passport Research, Ltd.;
                                     Trustee,
Federated

                                     Shareholder

Services

                                     Company; Director,
                                     Federated
Services

                                     Company; formerly:
                                     President,
Federated

                                     Investment Counseling.
EDWARD C. GONZALES                   President, Executive
Vice                $0   $0 for the Corporation
Birth Date: October 22, 1930         President and Treasurer
of                    and 42 other investment
Federated Investors Tower            some of the Funds in
the                      company in the
1001 Liberty Avenue                  Federated Fund
Complex;                       Fund Complex
Pittsburgh, PA                       Vice Chairman,
Federated
EXECUTIVE VICE PRESIDENT             Investors, Inc.; Trustee,
                                     Federated

Administrative

                                     Services; formerly:
                                     Trustee or Director of
some

                                     of the Funds in
the

                                     Federated Fund Complex;
                                     CEO and Chairman,
                                     Federated
Administrative

                                     Services; Vice President,
                                     Federated
Investment

                                     Management Company,
                                     Federated
Investment

                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.
and

                                     Passport Research, Ltd.;
                                     Director and
Executive

                                     Vice President,
Federated

                                     Securities Corp.;
                                     Director,
Federated

                                     Services Company; Trustee,
                                     Federated
Shareholder

                                     Services Company.
JOHN W. MCGONIGLE                    Executive Vice
President                 $0   $0 for the Corporation
Birth Date: October 26, 1938         and Secretary of
the                          and 43 other investment
Federated Investors Tower            Federated Fund
Complex;                       companies in the
1001 Liberty Avenue                  Executive Vice
President,                     Fund Complex
Pittsburgh, PA                       Secretary and Director,
EXECUTIVE VICE PRESIDENT             Federated Investors, Inc.;
AND SECRETARY                        formerly: Trustee,
                                     Federated

Investment

                                     Management Company

and

                                     Federated

Investment

                                     Counseling; Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp, Federated

Services

                                     Company and

Federated

                                     Securities Corp.
RICHARD J. THOMAS                    Treasurer of the
Federated               $0   $0 for the Corporation
Birth Date: June 17, 1954            Fund Complex;
Vice                            and 43 other investment
Federated Investors Tower            President -
Funds                             companies in the
1001 Liberty Avenue                  Financial
Services                            Fund Complex
Pittsburgh, PA                       Division,
Federated
TREASURER                            Investors, Inc.; formerly:
                                     various

management

                                     positions within
Funds

                                     Financial

Services

                                     Division of

Federated

                                     Investors, Inc.

NAME

AGGREGATE      TOTAL
BIRTH DATE
COMPENSATION   COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
FROM           FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
CORPORATION    AND FUND COMPLEX
RICHARD B. FISHER*                   President or
Vice                        $0   $0 for the Corporation
Birth Date: May 17, 1923             President of some of
the                      and 41 other investment
Federated Investors Tower            Funds in the Federated
Fund                   companies in the
1001 Liberty Avenue                  Complex; Vice
Chairman,                       Fund Complex
Pittsburgh, PA                       Federated Investors, Inc.;
DIRECTOR                             Chairman,
Federated
                                     Securities Corp.;
                                     formerly: Director
or

                                     Trustee of some of
the

                                     Funds in the Federated

Fund

                                     Complex,; Executive

Vice

                                     President,
Federated

                                     Investors, Inc.
and

                                     Director and

Chief

                                     Executive Officer,
                                     Federated Securities Corp.
HENRY A. FRANTZEN                    Chief Investment
Officer                 $0   $0 for the Corporation
Birth Date: November 28, 1942        of this Fund and
various                      and 2 other investment
Federated Investors Tower            other Funds in
the                            companies in the
1001 Liberty Avenue                  Federated Fund
Complex;                       Fund Complex
Pittsburgh, PA                       Executive Vice President,
CHIEF INVESTMENT OFFICER             Federated
Investment
                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.,
                                     Federated
Investment

                                     Management Company

and

                                     Passport Research, Ltd.;
                                     Registered Representative,
                                     Federated
Securities

                                     Corp.; Vice President,
                                     Federated Investors, Inc.;
                                     formerly: Executive
Vice

                                     President,
Federated

                                     Investment

Counseling

                                     Institutional

Portfolio

                                     Management

Services

                                     Division; Chief

Investment

                                     Officer/Manager,
                                     International Equities,
                                     Brown Brothers Harriman
&
                                     Co.; Managing Director,
                                     BBH Investment
Management

                                     Limited.



* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.



# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.



++ Mr. Mansfield became a member of the Board of Directors on January
1,
1999. Messrs. Cunningham and Walsh became members of the Board of Directors on December 7, 1999. Messrs. Cunningham and Walsh did not receive any fees as of the fiscal year end of the Company.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING



As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended, November 30, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $250,771,128.10 for which the Fund paid $1,478,440.00 in brokerage commissions.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES






FOR THE YEAR ENDED NOVEMBER 30                 1999        1998
1997


Adviser Fee Earned                       $  630,976   $  758,455
$775,299

Adviser Fee Reduction                       296,222      115,548
408,722

Brokerage Commissions                     1,637,307    1,057,866
777,632

Administrative Fee                          185,000      185,000
185,000
12B-1 FEE

Class A Shares                                    -
-          -
Class B Shares                               84,354
-          -
Class C Shares                               15,318
-          -
SHAREHOLDER SERVICES FEE
Class A Shares                               92,957
-          -
Class B Shares                               28,118
-          -
Class C Shares                                5,106
-          -




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS

Total returns are given for the one-year and Start of Performance periods ended November 30, 1999.




                              START OF PERFORMANCE

CLASS A SHARES:   1 YEAR   ON FEBRUARY 28, 1996
Total Return      38.25%   4.07%

CLASS B SHARES:
Total Return      39.70%   4.15%

CLASS C SHARES:
Total Return      44.44%   4.90%


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



PERFORMANCE COMPARISONS



Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
500)

Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the einvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "Latin American region funds" category in advertising and sales literature.



MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES



Morgan Stanley Capital International World Indices includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.



MORGAN STANLEY CAPITAL INTERNATIONAL LATIN AMERICA EMERGING MARKET
INDICES



Morgan Stanley Capital International Latin America Emerging Market Indices includes the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.



LEHMAN BROTHERS HIGH YIELD INDEX



Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issue, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch IBCA, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.



IBBOTSON ASSOCIATES INTERNATIONAL BOND INDEX



Ibbotson Associates International Bond Index provides a detailed breakdown of local market and currency returns since 1960.



BEAR STEARNS FOREIGN BOND INDEX



Bear Stearns Foreign Bond Index provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.



MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



CDA/WIESENBERGER INVESTMENT COMPANY SERVICES



CDA/Wiesenberger Investment Company Services mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.



FINANCIAL TIMES ACTUARIES INDICES



Financial Times Actuaries Indices includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.



FINANCIAL PUBLICATIONS

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others-provide performance statistics over specified time periods.

DOW JONES INDUSTRIAL AVERAGE (DJIA)



Dow Jones Industrial Average (DJIA) represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

CNBC/FINANCIAL NEWS COMPOSITE INDEX



THE WORLD BANK PUBLICATION OF TRENDS IN DEVELOPING COUNTRIES (TIDE)

TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

SALOMON BROTHERS GLOBAL TELECOMMUNICATIONS INDEX

Composed of telecommunications companies in the developing and emerging countries.

DATASTREAM, INTERSEC, FACTSET, IBBOTSON ASSOCIATES, AND WORLDSCOPE

Database retrieval services for information including, but not limited to, international financial and economic data.

INTERNATIONAL FINANCIAL STATISTICS

Produced by the International Monetary Fund.

WORLD BANK

Various publications and annual reports produced by the World Bank and its affiliates.

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT

Various publications.

MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC. AND STANDARD &
POOR'S

Various publications.

WILSHIRE ASSOCIATES

An on-line database for international financial and economic data including performance measures for a wide range of securities.

INTERNATIONAL FINANCE CORPORATION (IFC) EMERGING MARKETS DATA BASE

Provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.

ORGANIZATION FOR ECONOMIC COOPERATION AND DEVELOPMENT (OECD)

Various publications.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Emerging Markets Fund dated November 30, 1999.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED EMERGING MARKETS FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.

175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072









PROSPECTUS

Federated European Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking long term growth of capital by investing primarily in equity securities of European companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

March 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  8

How is the Fund Sold?  11

How to Purchase Shares  12

How to Redeem and Exchange Shares  13

Account and Share Information  16

Who Manages the Fund?  17

Financial Information  18



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing primarily in equity securities of European companies. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of issuers and companies located in Europe. The Adviser uses the "bottom-up" approach to stock selection.

The Adviser seeks to invest in companies with above-average potential for earnings and revenue growth that are also trading at attractive market valuations. The Adviser uses a variety of valuation techniques to identify suitable investments, with a strong emphasis on fundamental research. In selecting portfolio securities, the Adviser evaluates a company's financial strength including its earnings, cash flow and growth history; its competitive position in domestic and export markets; earnings potential; growth prospects. The Adviser also considers significant changes that may alter the company's business, such as corporate restructuring, market deregulation and privatizations. The Fund combines its growth strategy with a strong relative value component.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* fluctuations in the value of European equity securities in foreign securities markets;

* fluctuations in the exchange rate between the U.S. dollar and European currencies;

* the European markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies;

* the possibility that certain sectors may underperform other sectors or the market as a whole; and

* the growth stocks in which the Fund invests are typically more volatile than traditional value stocks and may depend more on price changes than dividends for returns.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 6% up to 30%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features 3 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999, The percentages noted are: 17.96%, 21.66% and 27.59%.

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.



Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 27.18% (quarter ended December 31, 1999). Its lowest quarterly return was (12.36%) (quarter ended September 30, 1998).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999.

The table shows the Fund's total returns averaged over a period of years relative to the Morgan Stanley Capital International Europe Index (MSCI-EUROPE). The MSCI-EUROPE Index is a market value-weighted average of over 580 securities listed on the stock exchanges of 15 countries in the European region. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                         CLASS A    CLASS B    CLASS C    MSCI-
CALENDAR PERIOD          SHARES     SHARES     SHARES     EUROPE
1 Year                   20.57%     21.11%     25.72%     15.89%
Start of Performance 1   21.30%     21.71%     22.09%     23.07%




1 The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was February 28, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED EUROPEAN GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B or C Shares.

SHAREHOLDER FEES                                     CLASS A   CLASS
B   CLASS C
Fees Paid Directly
From
Your
Investment
Maximum Sales
Charge
(Load) Imposed
on
Purchases (as a
percentage
of offering price)                                   5.50%
None      None
Maximum Deferred
Sales
Charge (Load) (as
a
percentage of
original
purchase price
or
redemption proceeds,
as
applicable)                                          0.00%
5.50%     1.00%
Maximum Sales
Charge
(Load) Imposed
on
Reinvested Dividends
(and
other Distributions) (as
a
percentage of
offering
price).                                              None
None      None
Redemption Fee (as
a
percentage of
amount
redeemed, if applicable)                             None
None      None
Exchange Fee                                         None
None      None

ANNUAL FUND
OPERATING

EXPENSES (Before
Waivers)
1
Expenses That are
Deducted
From Fund Assets
(as
percentage of average
net
assets)
Management Fee 2                                     1.00%
1.00%     1.00%
Distribution (12b-1) Fee 3                           0.25%
0.75%     0.75%
Shareholder Services Fee                             0.25%
0.25%     0.25%
Other Expenses                                       1.03%
1.03%     1.03%
Total Annual
Fund
Operating Expenses                                   2.53%     3.03%
4   3.03%
1 Although not contractually obligated to do so,
the Adviser and distributor waived certain amounts.
These are shown below along with the net expenses
the Fund actually paid for the fiscal year ended
November 30,
1999.
 Total Waivers of
Fund

Expenses                                             0.69%
0.44%     0.44%
 Total Actual Annual
Fund
Operating Expenses
(after

waivers)                                             1.84%
2.59%     2.59%
2 The Adviser voluntarily waived a portion of
the management fee. The Adviser can terminate
this voluntary waiver at any time. The management
fee paid by the Fund (after the voluntary waiver)
was 0.56% for the fiscal year ended November
30, 1999.
3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1999. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending
November 30, 2000. 4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A, B and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B and C Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A:
Expenses assuming redemption        $792    $1,294    $1,821    $3,258
Expenses assuming no redemption     $792    $1,294    $1,821    $3,258
CLASS B:
Expenses assuming redemption        $856    $1,336    $1,791     $3,229
Expenses assuming no redemption     $306   $   936    $1,591    $3,229
CLASS C:
Expenses assuming redemption        $406   $   936    $1,591    $3,346
Expenses assuming no redemption     $306   $   936    $1,591    $3,346


What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing primarily in equity securities of European companies. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of issuers and companies located in Europe. In addition, the Fund has the ability to invest up to 35% of its total assets in equity securities of issuers and companies located in non-European countries.

The Fund expects the majority of its equity assets to be invested in the more established or liquid markets of Europe, including Austria,

Belgium,
Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund may invest in countries other than those defined above, if, in the opinion of the Adviser, they are considered to be attractive or liquid. Other European countries include, but are not limited to, Albania, Belarus, Bulgaria, Czech Republic, Estonia, Hungary, Iceland, Latvia, Lithuania, Luxembourg, Poland, Romania, Russia, Slovakia, Turkey, Ukraine and countries of the former Yugoslavia.

In selecting portfolio securities, the Adviser employs a "bottom-up" approach and attempts to identify companies with competitive positions within key sectors of the economy. The Adviser evaluates a company's financial strength, competitive position in domestic and export markets, earnings potential, growth prospects. In making its evaluation, the Adviser analyzes the company's price to earnings, price to cash flow, earnings before interest, taxes, depreciation and amortization. The portfolio tends to be weighted towards large and mid-cap stocks, which, in the opinion of the Adviser, have good growth potential and which are trading at attractive market valuations. The Adviser uses a variety of valuation techniques to identify suitable investments, with a strong emphasis on fundamental research.

Companies with similar characteristics may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit strong growth and or restructuring potential such as telecommunications, technology, banking and life insurance. A security is typically sold when its relative fundamentals are no longer as attractive as other similar investment opportunities available to the Fund. This may be a function of the security having achieved a target valuation, deterioration in fundamentals relative to the Fund's expectations, or because the Adviser has lost confidence in the company's management ability to increase the company's valuation relative to its peers in the same industry.



PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EUROPEAN SECURITIES

European equity securities are equity securities of issuers based in Europe. The Fund considers an issuer to be in Europe if:

* it is organized under the laws of, or has a principal office located in, a European country;

* the principal trading market for its securities is a European country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in Europe or at least 50% of its total assets or market capitalization is maintained in Europe.

European securities are typically denominated in European currencies including the euro. Along with the risks normally associated with domestic equity securities, European securities are subject to currency risks and risks of foreign investing.

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays it creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its commons stock.

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stocks. Some preferred stocks also participate in dividends and distributions paid on common stocks. Preferred stocks may also permit the issuer to reclaim the stock.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS



In order to convert U.S. dollars into the currency needed to buy a European security, or to convert European currency received from the sale of a European security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.

The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks. Although not prohibited from doing so, historically, the Fund has not entered into derivative contracts.



What are the Specific Risks of Investing in the Fund?

EUROPEAN MONETARY UNION

On January 1, 1999, eleven European countries adopted a single currency- the euro. Full conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the Fund's investments quoted in the euro. Participating countries will share a single currency and single official interest rate and adhere to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro Zone.



The European Monetary Union (EMU) was formed with the expectation of a number of economic benefits including lower transaction costs, reduced exchange risk, greater competition and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with the EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to the EMU in the face of challenging economic conditions. This uncertainty may increase the volatility of European markets. A significant portion of the Fund's investments are denominated in the euro.



STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. These fluctuations could be a sustained trend or a drastic movement. As a result, the Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations, and the Fund's share price may decline and you could lose money.



The Adviser attempts to limit market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



CURRENCY RISKS



Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign instruments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.



The Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union. Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

RISKS OF FOREIGN INVESTING



European securities pose additional risks because European economic or political conditions may be less favorable than those of the United States.

Foreign financial markets may also have fewer investor protections. The Fund may have difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining and enforcing judgments in European courts. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

European companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. European companies may also receive less coverage than U.S.

companies by market analysts and the financial press. In addition, European countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning European companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.



European countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.

This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. The Adviser manages these risks by generally investing in a diversified portfolio of securities in order to mitigate stock specific risk. In addition, the Adviser seeks investments with relatively low valuations within its sector as well as a strong potential for growth.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                 MAXIMUM SALES CHARGE
                  MINIMUM

                 INITIAL/                       CONTINGENT
                 SUBSEQUENT                     DEFERRED
                 INVESTMENT    FRONT-END        SALES
SHARES OFFERED   AMOUNTS 1     SALES CHARGE 2   CHARGE 3
Class A          $1,500/$100   5.50%            0.00%
Class B          $1,500/$100   None             5.50%
Class C          $1,500/$100   None             1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

CLASS A SHARES
                                    Sales Charge
                                    as a Percentage    Sales Charge
                                    of Public          as a Percentage

Purchase Amount                     Offering Price     of NAV
Less than $50,000                   5.50%              5.82%
$50,000 but less than $100,000      4.50%              4.71%
$100,000 but less than $250,000     3.75%              3.90%
$250,000 but less than $500,000     2.50%              2.56%
$500,000 but less than $1 million   2.00%              2.04%
$1 million or greater 1             0.00%              0.00%




1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.



If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A

SHARES

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS B

SHARES

Shares Held Up
To:

CDSC

1

Year

5.50%

2

Years

4.75%

3

Years

4.00%

4

Years

3.00%

5

Years

2.00%

6

Years

1.00%

7 Years or
More

0.00%

CLASS C

SHARES

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A, B and C Shares.

Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.



If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

* Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

FRANK SEMACK

Frank Semack has been a portfolio manager of the Fund since its inception.
Mr. Semack joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Semack served as an
Investment
Analyst at Omega Advisers, Inc. from 1993 to 1994. Mr. Semack received his
M.Sc. in economics from the London School of Economics.

HENRY A. FRANTZEN



Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North
Dakota.

ADVISER FEES

The Adviser receives an annual investment adviser fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares



(For a share outstanding throughout each period)

YEAR ENDED NOVEMBER 30        1999          1998        1997
1996   1

NET ASSET VALUE, BEGINNING
OF PERIOD                      $15.79        $13.33      $11.80
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                 (0.06)  2      0.04        0.06 2
0.14
Net realized and
unrealized gain on
investments and
foreign currency                 2.47          2.84        1.93
1.66

TOTAL FROM INVESTMENT
OPERATIONS                       2.41          2.88        1.99
1.80
LESS
DISTRIBUTIONS:

Distributions from net

investment income                   -             -
(0.09)         -
Distributions from net
realized gain on
investments and foreign
currency transactions           (0.60)        (0.42)
(0.37)         -
TOTAL DISTRIBUTIONS             (0.60)        (0.42)
(0.46)         -
NET ASSET VALUE, END OF
PERIOD                         $17.60        $15.79      $13.33
$11.80
TOTAL RETURN 3                  15.68%        22.13%      17.54%
18.00%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         1.84%         1.85%       1.91%
1.75%  4
Net investment income (net
operating loss)                 (0.36% )       0.24%       0.50%
1.60%  4

Expense

waiver/reimbursement 5           0.44%         0.63%       2.79%
11.10%  4
SUPPLEMENTAL
DATA:

Net assets, end of period
(000 omitted)                 $37,555       $40,543     $17,008
$3,318

Portfolio turnover                226%          175%        119%
58%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.



Financial Highlights - Class B Shares



(For a share outstanding throughout each period)

YEAR ENDED NOVEMBER 30        1999          1998          1997
1996   1

NET ASSET VALUE, BEGINNING
OF PERIOD                      $15.48        $13.18       $11.74
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                 (0.16)  2     (0.00)  3    (0.03)
2     0.01
Net realized and
unrealized gain on
investments and
foreign currency                 2.39          2.72
1.91         1.73
TOTAL FROM INVESTMENT
OPERATIONS                       2.23          2.72
1.88         1.74
LESS
DISTRIBUTIONS:

Distributions from net

investment income                   -             -
(0.07)           -
Distributions from net
realized gain on
investments and foreign
currency transactions           (0.60)        (0.42)
(0.37)           -
TOTAL DISTRIBUTIONS             (0.60)        (0.42)
(0.44)           -
NET ASSET VALUE, END OF
PERIOD                         $17.11        $15.48       $13.18
$11.74
TOTAL RETURN 4                  14.80%        21.14%       16.61%
17.40%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         2.59%         2.60%
2.66%        2.50%  5
Net investment income (net
operating loss)                 (1.11% )      (0.51% )     (0.25%
)      0.08%  5
Expense

waiver/reimbursement 6           0.44%         0.63%        2.79%
11.10%  5
SUPPLEMENTAL
DATA:

Net assets, end of period
(000 omitted)                 $20,765       $17,952       $5,781
$1,215

Portfolio turnover                226%          175%
119%          58%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average share outstanding.

3 Per share amount does not round to ($0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.



Financial Highlights - Class C Shares



(For a share outstanding throughout each period)

YEAR ENDED NOVEMBER 30        1999         1998         1997
1996   1

NET ASSET VALUE, BEGINNING
OF PERIOD                     $15.43       $13.15       $11.73
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                (0.17)  2    (0.00)  3    (0.03)  2
0.01
Net realized and
unrealized gain on
investments and
foreign currency                2.40         2.70         1.90
1.72

TOTAL FROM INVESTMENT
OPERATIONS                      2.23         2.70         1.87
1.73
LESS
DISTRIBUTIONS:

Distributions from net

investment income                  -            -
(0.08)           -
Distributions from net
realized gain on
investments and foreign
currency transactions          (0.60)       (0.42)
(0.37)           -
TOTAL DISTRIBUTIONS            (0.60)       (0.42)
(0.45)           -
NET ASSET VALUE, END OF
PERIOD                        $17.06       $15.43       $13.15
$11.73
TOTAL RETURN 4                14.85%        21.03%       16.55%
17.30%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                        2.59%        2.60%        2.66%
2.50%  5
Net investment income (net
operating loss)                (1.11% )     (0.51% )     (0.23% )
0.09%  5

Expense

waiver/reimbursement 6          0.44%        0.63%        2.79%
11.06%  5
SUPPLEMENTAL
DATA:

Net assets, end of period
(000 omitted)                 $5,325       $2,426         $768
$176

Portfolio turnover               226%         175%
119%          58%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average share outstanding.

3 Per share amount does not round to ($0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.



 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated European Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES



March 31, 2000



A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available.

The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Federated European Growth Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor



Investment Company Act File No.811-7141
Cusip 981487861
(Effective April 3, 2000, the Cusip number will be 31428U706) Cusip 981487853 (Effective April 3, 2000, the Cusip number will be 31428U805) Cusip 981487846 (Effective April 3, 2000, the Cusip number will be 31428U888) G01469-02 (3/00) 513047



STATEMENT OF ADDITIONAL INFORMATION

Federated European Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated European Growth Fund
(Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000



 [Graphic]
 Federated

 World-Class Investment Manager
 Federated European Growth Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

G01469-03 (3/00)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  7

How is the Fund Sold?  8

Exchanging Securities for Shares  9

Subaccounting Services  9

Redemption in Kind  9

Account and Share Information  10

Tax Information  10

Who Manages and Provides Services to the Fund?  11

How Does the Fund Measure Performance?  14

Who is Federated Investors, Inc.?  16

Financial Information  17

Investment Ratings  17

Addresses  20



How is the Fund Organized?



The Fund is a diversified portfolio of Federated World Investment
Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On January 19,
2000, the Corporation changed its name from World Investment Series, Inc.
to Federated World Investment Series, Inc.



The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following additional securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants are a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock, or any combination thereof. If the market price of the underlying stock is below the exercise price set forth in the warrant on the exercise date, the warrant will expire worthless. Warrants issued by European companies generally are freely transferable and are generally traded on one or more of the major European stock exchanges. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

In selecting fixed income securities for the Fund, the adviser gives primary consideration to the Fund's investment objective, the attractiveness of the market for debt securities given the adviser's outlook for the equity markets and the Fund's liquidity requirements. If the adviser determines to allocate a portion of the Fund's assets to debt securities, the adviser generally focuses on short-term instruments to provide liquidity and may invest in a range of fixed income securities if the Fund is investing in such instruments for income or capital gains. The adviser selects individual securities based on macroeconomic and issuer specific factors including the terms of the securities (such as yields compared to the U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.

The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities, but they rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

* Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

* Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

* Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

LIQUIDITY RISKS

* Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

* OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

* Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

* Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

BOND MARKET RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide long-term growth of capital. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



CONCENTRATION

In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities.



To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute 'concentration.'



INVESTING IN COMMODITIES



As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.



PURCHASES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the
Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.

If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;



* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;



* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor
(Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

                        ADVANCE PAYMENTS AS A PERCENTAGE
AMOUNT                  OF PUBLIC OFFERING PRICE
First $1 - $5 million 0.75% Next $5 - $20 million 0.50% Over $20 million 0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front- end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.



Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Federated International Growth Fund, Pittsburgh, PA, owned 1,174,840 Shares (40.20%); Edward Jones & Co., Maryland Heights, MO, owned 260,595 Shares (8.92%); and Charles Schwab & Co. Inc., San Francisco, CA, owned 152,038 Shares (5.20%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland Heights, MO, owned 84,694 Shares (5.86%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland Heights, MO, owned 53,566 Shares (10.49%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B and C Shares.

NAME
AGGREGATE

BIRTH
DATE

COMPENSATION   TOTAL COMPENSATION
ADDRESS                                           PRINCIPAL
OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                         FOR PAST FIVE
YEARS            CORPORATION    AND FUND COMPLEX


JOHN F. DONAHUE*+#                                Chief Executive
Officer                  $0   $0 for the
Birth Date: July 28, 1924                         and Director or
Trustee of                    Corporation and
Federated Investors Tower                         the Federated
Fund                            43 other investment companies
1001 Liberty Avenue                               Complex; Chairman
and                         in the Fund Complex
Pittsburgh, PA                                    Director,
Federated
DIRECTOR AND CHAIRMAN                             Investors, Inc.;
Chairman,
                                                  Federated

Investment

                                                  Management

Company,
                                                  Federated

Global

                                                  Investment

Management

                                                  Corp. and

Passport

                                                  Research, Ltd.;
formerly:
                                                  Trustee,
Federated

                                                  Investment

Management

                                                  Company and Chairman

and

                                                  Director,
Federated

                                                  Investment

Counseling.
THOMAS G. BIGLEY                                  Director or Trustee
of            $1,514.23   $116,760.63 for the
Birth Date: February 3, 1934                      the Federated
Fund                            Corporation and
15 Old Timber Trail                               Complex; Director,
Member                     43 other investment companies
Pittsburgh, PA                                    of Executive
Committee,                       in the Fund Complex
DIRECTOR                                          Children's Hospital
of
                                                  Pittsburgh;
Director,
                                                  Robroy Industries,
Inc.
                                                  (coated steel
conduits/
                                                  computer

storage

                                                  equipment);
formerly:
                                                  Senior Partner, Ernst

&
                                                  Young LLP; Director,
MED

                                                  3000 Group,
Inc.
                                                  (physician
practice

                                                  management);
Director,
                                                  Member of

Executive

                                                  Committee, University

of

Pittsburgh.
JOHN T. CONROY, JR.                               Director or Trustee
of the        $1,665.92   $128,455.37 for the
Birth Date: June 23, 1937                         Federated Fund
Complex;                       Corporation and
Grubb & Ellis/Investment Properties Corporation   President,
Investment                         43 other investment companies
3201 Tamiami Trail North                          Properties
Corporation;                       in the Fund Complex
Naples, FL                                        Senior Vice
President,
DIRECTOR                                          John R. Wood
and
                                                  Associates,
Inc.,
                                                  Realtors; Partner

or

                                                  Trustee in private

real

                                                  estate ventures
in

                                                  Southwest

Florida;
                                                  formerly:
President,
                                                  Naples

Property

                                                  Management, Inc.
and

                                                  Northgate

Village

                                                  Development

Corporation.
NICHOLAS P. CONSTANTAKIS                          Director or Trustee
of the        $1,514.23   $73,191.21 for the
Birth Date: September 3, 1939                     Federated Fund
Complex;                       Corporation and
175 Woodshire Drive                               Director, Michael
Baker                       37 other investment companies
Pittsburgh, PA                                    Corporation
(engineering,                     in the Fund Complex
DIRECTOR                                          construction,
operations
                                                  and technical
services);
                                                  formerly:
Partner,
                                                  Andersen Worldwide

SC.

JOHN F. CUNNINGHAM++                              Director or Trustee
of some              $0   $93,190.48 for the
Birth Date: March 5, 1943                         of the Federated
Fund                         Corporation and
353 El Brillo Way                                 Complex;
Chairman,                            37 other investment companies
Palm Beach, FL                                    President and
Chief                           in the Fund Complex
DIRECTOR                                          Executive
Officer,
                                                  Cunningham & Co.,
Inc.
                                                  (strategic
business

                                                  consulting);
Trustee

                                                  Associate, Boston

College;
                                                  Director, Iperia

Corp.

(communications/software);
                                                  formerly:
Director,
                                                  Redgate

Communications and

                                                  EMC Corporation

(computer
                                                  storage

systems).
                                                  Previous

Positions:
                                                  Chairman of the Board

and

                                                  Chief Executive

Officer,
                                                  Computer Consoles,
Inc.;
                                                  President and

Chief

                                                  Operating Officer,
Wang

                                                  Laboratories;
Director,
                                                  First National Bank

of

                                                  Boston; Director,
Apollo

                                                  Computer,
Inc.
LAWRENCE D. ELLIS, M.D.*                          Director or Trustee
of the        $1,514.23   $116,760.63 for the
Birth Date: October 11, 1932                      Federated Fund
Complex;                       Corporation and
3471 Fifth Avenue                                 Professor of
Medicine,                        43 other investment companies
Suite 1111                                        University of
Pittsburgh;                     in the Fund Complex
Pittsburgh, PA                                    Medical
Director,
DIRECTOR                                          University of
Pittsburgh

                                                  Medical Center -
Downtown;
                                                  Hematologist,
Oncologist,
                                                  and Internist,
University

                                                  of Pittsburgh

Medical

                                                  Center; Member,
National

                                                  Board of

Trustees,
                                                  Leukemia Society

of

America.
PETER E. MADDEN                                   Director or Trustee
of the        $1,429.52   $109,153.60 for the
Birth Date: March 16, 1942                        Federated Fund
Complex;                       Corporation and
One Royal Palm Way                                formerly:
Representative,                     43 other investment companies
100 Royal Palm Way                                Commonwealth
of                               in the Fund Complex
Palm Beach, FL                                    Massachusetts
General
DIRECTOR                                          Court; President,
State
                                                  Street Bank and

Trust

                                                  Company and

State

                                                  Street

Corporation.
                                                  Previous

Positions:
                                                  Director, VISA USA
and VISA
                                                  International;
Chairman

                                                  and

Director,
                                                  Massachusetts

Bankers

                                                  Association;
Director,
                                                  Depository

Trust

                                                  Corporation;
Director, The

                                                  Boston Stock

Exchange.

NAME
AGGREGATE

BIRTH
DATE

COMPENSATION   TOTAL COMPENSATION
ADDRESS                                           PRINCIPAL
OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                         FOR PAST FIVE
YEARS            CORPORATION    AND FUND COMPLEX


CHARLES F. MANSFIELD, JR.                         Director or Trustee
of some       $1,595.28   $102,573.91 for the
Birth Date: April 10, 1945                        of the Federated
Fund                         Corporation and
80 South Road                                     Complex; Executive
Vice                       40 other investment companies
Westhampton Beach, NY DIRECTOR                    President, Legal
and                          in the Fund Complex
                                                  External Affairs,
Dugan

                                                  Valva Contess,
Inc.

(marketing,
                                                  communications,
technology

                                                  and consulting);
formerly:
                                                  Management

Consultant.
                                                  Previous Positions:
Chief

                                                  Executive Officer,
PBTC

                                                  International

Bank;
                                                  Partner, Arthur Young

&
                                                  Company (now Ernst &
Young

                                                  LLP); Chief
Financial

                                                  Officer of Retail

Banking

                                                  Sector, Chase

Manhattan

                                                  Bank; Senior

Vice

                                                  President, Marine

Midland

                                                  Bank; Vice

President,
                                                  Citibank;
Assistant

                                                  Professor of Banking

and

                                                  Finance, Frank G.
Zarb

                                                  School of

Business,
                                                  Hofstra

University.
JOHN E. MURRAY, JR., J.D., S.J.D.#                Director or Trustee
of            $1,665.92   $128,455.37 for the
Birth Date: December 20, 1932                     the Federated
Fund                            Corporation and
President, Duquesne University                    Complex; President,
Law                       43 other investment companies
Pittsburgh, PA                                    Professor,
Duquesne                           in the Fund Complex
DIRECTOR                                          University;
Consulting
                                                  Partner, Mollica &
Murray;
                                                  Director, Michael

Baker

                                                  Corp.
(engineering,
                                                  construction,
operations

                                                  and technical
services).
                                                  Previous Positions:
Dean

                                                  and Professor of

Law,
                                                  University of

Pittsburgh

                                                  School of Law; Dean

and

                                                  Professor of

Law,
                                                  Villanova

University

                                                  School of

Law.
MARJORIE P. SMUTS                                 Director or Trustee
of the        $1,514.23   $116,760.63 for the
Birth Date: June 21, 1935                         Federated Fund
Complex;                       Corporation and
4905 Bayard Street                                Public
Relations/                             43 other investment companies
Pittsburgh, PA

Marketing/Conference                          in the Fund
Complex

DIRECTOR
Planning.

                                                  Previous

Positions:
                                                  National

Spokesperson,
                                                  Aluminum Company

of

                                                  America;
television

                                                  producer; business
owner.
JOHN S. WALSH++                                   Director or Trustee
of some              $0   $94,536.85 for the
Birth Date: November 28, 1957                     of the Federated
Fund                         Corporation and
2007 Sherwood Drive                               Complex; President
and                        39 other investment companies
Valparaiso, IN                                    Director, Heat Wagon,
Inc.                    in the Fund Complex
DIRECTOR                                          (manufacturer
of
                                                  construction

temporary

                                                  heaters); President
and

                                                  Director,
Manufacturers

                                                  Products,
Inc.
                                                  (distributor of
portable

                                                  construction

heaters);
                                                  President, Portable

Heater

                                                  Parts, a division

of

                                                  Manufacturers

Products,
                                                  Inc.; Director, Walsh

&
                                                  Kelly, Inc. (heavy
highway

                                                  contractor);
formerly:
                                                  Vice President, Walsh

&
                                                  Kelly,
Inc.
J. CHRISTOPHER DONAHUE+*                          President or
Executive                   $0   $0 for the
Birth Date: April 11, 1949                        Vice President of
the                         Corporation and
Federated Investors Tower                         Federated Fund
Complex;                       30 other investment companies
1001 Liberty Avenue                               Director or Trustee
of some                   in the Fund Complex
Pittsburgh, PA                                    of the Funds in
the
EXECUTIVE VICE PRESIDENT AND DIRECTOR             Federated Fund
Complex;
                                                  President, Chief

Executive

                                                  Officer and

Director,
                                                  Federated Investors,
Inc.;
                                                  President, Chief

Executive

                                                  Officer and

Trustee,
                                                  Federated

Investment

                                                  Management

Company;
                                                  Trustee,
Federated

                                                  Investment

Counseling;
                                                  President, Chief

Executive

                                                  Officer and

Director,
                                                  Federated

Global

                                                  Investment

Management

                                                  Corp.; President and

Chief

                                                  Executive

Officer,
                                                  Passport Research,
Ltd.;
                                                  Trustee,
Federated

                                                  Shareholder

Services

                                                  Company;
Director,
                                                  Federated

Services

                                                  Company;
formerly:
                                                  President,
Federated

                                                  Investment

Counseling.
EDWARD C. GONZALES                                President, Executive
Vice                $0   $0 for the
Birth Date: October 22, 1930                      President and
Treasurer of                    Corporation and
Federated Investors Tower                         some of the Funds in
the                      42 other investment company
1001 Liberty Avenue                               Federated Fund
Complex;                       in the Fund Complex
Pittsburgh, PA                                    Vice Chairman,
Federated
EXECITIVE VICE PRESIDENT                          Investors, Inc.;
Trustee,
                                                  Federated

Administrative

                                                  Services;
formerly:
                                                  Trustee or Director

of some
                                                  of the Funds in
the

                                                  Federated Fund

Complex;
                                                  CEO and
Chairman,
                                                  Federated

Administrative

                                                  Services; Vice

President,
                                                  Federated

Investment

                                                  Management

Company,
                                                  Federated

Investment

                                                  Counseling,
Federated

                                                  Global

Investment

                                                  Management Corp.
and

                                                  Passport Research,
Ltd.;
                                                  Director and

Executive

                                                  Vice President,
Federated

                                                  Securities

Corp.;
                                                  Director,
Federated

                                                  Services Company;
Trustee,
                                                  Federated

Shareholder

                                                  Services

Company.
JOHN W. MCGONIGLE                                 Executive Vice
President                 $0   $0 for the
Birth Date: October 26, 1938                      and Secretary of
the                          Corporation and
Federated Investors Tower                         Federated Fund
Complex;                       43 other investment companies
1001 Liberty Avenue                               Executive Vice
President,                     in the Fund Complex
Pittsburgh, PA                                    Secretary and
Director,
EXECUTIVE VICE PRESIDENT AND SECRETARY            Federated Investors,
Inc.;
                                                  formerly:
Trustee,
                                                  Federated

Investment

                                                  Management Company

and

                                                  Federated

Investment

                                                  Counseling;
Director,
                                                  Federated

Global

                                                  Investment

Management

                                                  Corp., Federated

Services

                                                  Company and

Federated

                                                  Securities

Corp.
RICHARD J. THOMAS                                 Treasurer of the
Federated               $0   $0 for the
Birth Date: June 17, 1954                         Fund Complex; Senior
Vice                     Corporation and
Federated Investors Tower                         President,
Federated                          43 other investment companies
1001 Liberty Avenue                               Administrative
Services;                      in the Fund Complex
Pittsburgh, PA                                    formerly: Vice
President,
TREASURER                                         Federated
Administrative

                                                  Services; held

various

                                                  management

positions

                                                  within Funds

Financial

                                                  Services Division

of

                                                  Federated Investors,
Inc.

NAME
AGGREGATE

BIRTH
DATE

COMPENSATION   TOTAL COMPENSATION
ADDRESS                                           PRINCIPAL
OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                         FOR PAST FIVE
YEARS            CORPORATION    AND FUND COMPLEX


RICHARD B. FISHER                                 President or
Vice                        $0   $0 for the
Birth Date: May 17, 1923                          President of some of
the                      Corporation and
Federated Investors Tower                         Funds in the
Federated Fund                   41 other investment companies
1001 Liberty Avenue                               Complex; Vice
Chairman,                       in the Fund Complex
Pittsburgh, PA                                    Federated Investors,
Inc.;
PRESIDENT                                         Chairman,
Federated
                                                  Securities

Corp.;
                                                  formerly: Director

or

                                                  Trustee of some of
the

                                                  Funds in the

Federated Fund

                                                  Complex,; Executive

Vice

                                                  President,
Federated

                                                  Investors, Inc.
and

                                                  Director and

Chief

                                                  Executive

Officer,
                                                  Federated Securities

Corp.
HENRY A. FRANTZEN                                 Chief Investment
Officer                 $0   $0 for the
Birth Date: November 28, 1942                     of this Fund and
various                      Corporation and
Federated Investors Tower                         other Funds in
the                            2 other investment companies
1001 Liberty Avenue                               Federated Fund
Complex;                       in the Fund Complex
Pittsburgh, PA                                    Executive Vice
President,
CHIEF INVESTMENT OFFICER                          Federated
Investment

                                                  Counseling,
Federated

                                                  Global

Investment

                                                  Management

Corp.,
                                                  Federated

Investment

                                                  Management Company

and

                                                  Passport Research,
Ltd.;
                                                  Director, Federated

Global

                                                  Investment

Management

                                                  Corp. and

Federated

                                                  Investment

Management

                                                  Company;
Registered

                                                  Representative,
Federated

                                                  Securities Corp.;
Vice

                                                  President,
Federated

                                                  Investors, Inc.;
formerly:
                                                  Executive Vice

President,
                                                  Federated

Investment

                                                  Counseling

Institutional

                                                  Portfolio

Management

                                                  Services Division;
Chief

                                                  Investment

Officer/
                                                  Manager,
International

                                                  Equities, Brown

Brothers

                                                  Harriman & Co.;
Managing

                                                  Director, BBH
Investment

                                                  Management

Limited.



* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messrs. Cunningham and Walsh became members of the Board of Directors on
January 1, 2000. They did not receive any fees as of the fiscal year end of the Company.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended, November 30, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $95,449,692 for which the Fund paid $671,415 in brokerage commissions.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




                             AVERAGE AGGREGATE DAILY NET
MAXIMUM ADMINISTRATIVE FEE ASSETS OF THE FEDERATED FUNDS         0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN



State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES






                         1999       1998       1997
Adviser Fee Earned       $585,373   $441,392   $141,895
Adviser Fee Reduction     255,109    203,004    141,895
Brokerage Commissions     713,565    467,356    123,241
Administrative Fee        185,000    185,000    185,000
12B-1 FEE

Class A Shares                  0          -          -
Class B Shares            144,602          -          -
Class C Shares             30,513          -          -
SHAREHOLDER SERVICES FEE
Class A Shares             87,972          -          -
Class B Shares             48,201          -          -
Class C Shares             10,171          -          -




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS



Total returns are given for the one-year and Start of Performance periods ended November 30, 1999.


                           START OF
                           PERFORMANCE ON
                  1 YEAR   FEBRUARY 28, 1996
CLASS A SHARES:
Total Return      9.31%    17.83%

CLASS B SHARES:
Total Return      9.30%    18.20%

CLASS C SHARES:
Total Return      13.85%   18.64%



TOTAL RETURN



Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



PERFORMANCE COMPARISONS



Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX

The MSCI Europe Index is an unmanaged, market value-weighted average of over 580 securities listed on the stock exchanges of 15 countries in the European region.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
500)



Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.



MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES



Morgan Stanley Capital International World Indices includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.



IBBOTSON ASSOCIATES INTERNATIONAL BOND INDEX



Ibbotson Associates International Bond Index provides a detailed breakdown of local market and currency returns since 1960.



BEAR STEARNS FOREIGN BOND INDEX



Bear Stearns Foreign Bond Index provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.



MORNINGSTAR, INC.



Morningstar, Inc. is an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



CDA/WIESENBERGER INVESTMENT COMPANY SERVICES

Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.

FINANCIAL TIMES ACTUARIES INDICES



Financial Times Actuaries Indices including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.



FINANCIAL PUBLICATIONS

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others-provide performance statistics over specified time periods.

DOW JONES INDUSTRIAL AVERAGE (DJIA)

Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.



CNBC FINANCIAL NEWS COMPOSITE INDEX



THE WORLD BANK PUBLICATION OF TRENDS IN DEVELOPING COUNTRIES (TIDE)

TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

DATASTREAM, INTERSEC, FACTSET, IBBOTSON ASSOCIATES, AND WORLDSCOPE

Database retrieval services for information including, but not limited to, international financial and economic data.

INTERNATIONAL FINANCIAL STATISTICS

Produced by the International Monetary Fund.

WORLD BANK

Various publications and annual reports produced by the World Bank and its affiliates.

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT

Various publications.

MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC. AND STANDARD &
POOR'S

Various publications.

WILSHIRE ASSOCIATES

An on-line database for international financial and economic data including performance measures for a wide range of securities.

INTERNATIONAL FINANCE CORPORATION (IFC) EMERGING MARKETS DATA BASE

Provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.

ORGANIZATION FOR ECONOMIC COOPERATION AND DEVELOPMENT (OECD)

Various publications.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS



In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



GOVERNMENT FUNDS



In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS



In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated European Growth Fund dated November 30, 1999.

Investment Ratings



STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS



AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED EUROPEAN GROWTH FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.

175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072







PROSPECTUS

Federated Global Equity Income Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking capital appreciation and above-average income by investing primarily in income producing global equity securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

MARCH 31, 2000

CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  4
What are the Fund's Investment Strategies?  5
What are the Principal Securities in Which the
Fund Invests?  6
What are the Specific Risks of Investing in the Fund?  7
What Do Shares Cost?  9
How is the Fund Sold?  12
How to Purchase Shares  12
How to Redeem and Exchange Shares  14
Account and Share Information  17
Who Manages the Fund?  17
Financial Information  18
Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide capital appreciation and above-average income. The Fund is managed to earn a yield equal to or greater than the Morgan Stanley Capital World Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing primarily, but not exclusively, in equity securities of U.S. and foreign companies which are represented in the Index, an index of 1,482 global stocks. With respect to approximately half of the Fund's portfolio, the Adviser estimates the future performance potential of the top 100 companies, on a market capitalization basis, in the Index using standard quantitative measurements. These future estimates are derived by comparing certain valuation and performance measurements such as price-to-book value, price- to-earnings ratios and enterprise values-to-earnings before interest, taxes, depreciation and amortization (EBITDA). Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser then estimates the future performance potential of companies in the Index but which are not in the top 100 or companies which are not represented in the Index but which the Adviser believes represents attractive investment opportunities in line with the Fund's investment objective.

For all potential purchases by the Fund, the Adviser evaluates each company's earnings relative to its current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality, earnings diversification, dividend yield and sustainability of current growth trends of those companies. The Adviser expects to receive a yield on the stocks selected for the portfolio at least equal to the yield of the Index. In implementing this strategy, the Adviser will invest in emerging market countries. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

CURRENCY RISKS

Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

RISKS OF FOREIGN INVESTING

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

DIVIDEND RISK



An issuer's dividend policy may change in response to strategic changes or other management decisions affecting the need for available funds. The Adviser manages these risks by periodically investing in cash and cash equivalent instruments.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]



The bar chart shows the Fund's Class A Shares total return on a calendar year-end basis.

The total return displayed for the Fund's Class A Shares does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.



Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 36.14% (quarter ended December 31, 1999). Its lowest quarterly return was (1.92)% (quarter ended September 30, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Morgan Stanley Capital International World Index (MSCI-WI). The MSCI-WI index reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East, comprising approximately 1,482 securities with values expressed in U.S. dollars. Total returns for the index shown do not reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR                 CLASS A    CLASS B    CLASS C
PERIOD                   SHARES     SHARES     SHARES     MSCI-WI
1 Year                   40.49%     42.30%     46.64%     24.93%
Start of Performance 1   47.43%     50.14%     53.73%     32.43%


1 The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was October 27, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED GLOBAL EQUITY INCOME FUND


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B, or C Shares.

SHAREHOLDER FEES                                       CLASS A   CLASS
B   CLASS C
Fees Paid Directly
From
Your
Investment
Maximum Sales
Charge
(Load) Imposed
on
Purchases (as a
percentage
of offering price)                                     5.50%
0.00%     0.00%
Maximum Deferred
Sales
Charge (Load) (as
a
percentage of
original
purchase price
or
redemption proceeds,
as
applicable)                                            0.00%
5.50%     1.00%
Maximum Sales
Charge
(Load) Imposed
on

Reinvested Dividends

(and

other Distributions)
(as a percentage
of

offering price).                                       None
None      None
Redemption Fee (as
a
percentage of
amount
redeemed, if applicable)                               None
None      None
Exchange Fee                                           None
None      None

ANNUAL FUND
OPERATING

EXPENSES

(Before
Waiver/Reimbursement)
1
Expenses That are
Deducted
From Fund Assets
(as
percentage of average
net
assets)
Management Fee 2                                       1.00%
1.00%     1.00%
Distribution (12b-1) Fee                               0.25%
0.75%     0.75%
Shareholder Services Fee                               0.25%
0.25%     0.25%
Other Expenses 3                                       1.87%
1.87%     1.87%
Total Annual
Fund
Operating Expenses                                     3.37%     3.87%
4   3.87%

1 Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts. These are described below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

Total
Waiver/Reimbursement

of Fund Expenses                                       1.37%
1.37%     1.37%
Total Actual Annual
Fund
Operating Expenses
(after
waiver/reimbursement)                                  2.00%
2.50%     2.50%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended November 30, 1999. 3
The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total Other
Expenses paid by the Fund (after the voluntary reimbursement) was 1.50% for the fiscal year ended November 30, 1999.

4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are before waiver/reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A:
Expenses
assuming

redemption       $871    $1,529    $2,208     $4,007
Expenses
assuming no
redemption       $871    $1,529    $2,208     $4,007
CLASS B:
Expenses
assuming

redemption       $939    $1,581    $2,190     $3,989
Expenses
assuming no
redemption       $389    $1,181    $1,990     $3,989
CLASS C:
Expenses
assuming

redemption       $489    $1,181    $1,990     $4,096
Expenses
assuming no
redemption       $389    $1,181    $1,990     $4,096


What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing primarily, but not exclusively, in equity securities of U.S. and foreign companies which are represented in the Index, an index of 1,800 global stocks. With respect to approximately half of the Fund's portfolio, the Adviser rates the future performance potential of the top 100 companies, on a market capitalization basis, in the Index using standard quantitative measurements. These future estimates are derived by comparing certain valuation and performance measurements such as price-to-book value, price-to-earnings ratios and enterprise values-to-earnings before interest, taxes, depreciation and amortization (EBITDA). Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser then rates the future performance potential of companies in the Index but which are not in the top 100 or companies which are not represented in the Index but which the Adviser believes represent attractive investment opportunities in line with the Fund's investment objective.

The Adviser takes a bottom-up approach to stock selection and searches for companies with sound economic fundamentals with the potential for appreciation in stock price. The Adviser evaluates each company's earnings relative to its current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality, earnings diversification, dividend yield and sustainability of current growth trends of those companies. The Adviser expects to receive a return on the stocks selected for the portfolio, measured in terms of capital appreciation and income, at least equal to the overall return of the Index. In implementing this strategy, the Adviser will invest in both emerging market countries and developed countries. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio. Securities may be sold when they no longer represent good long-term value.

PORTFOLIO TURNOVER


The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FOREIGN SECURITIES

Foreign equity securities are equity securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign equity securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity security in which the Fund invests.

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. Although it has historically not done so because of the increased risk to the portfolio, the Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS



Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign instruments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.



Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments. Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedure in some emerging countries may not fully protect the Fund against loss or theft of its assets.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.



CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS



Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.



DIVIDEND RISK

An issuer's dividend policy may change in response to strategic changes or other management decisions affecting the need for available funds.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).



If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time), each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the- counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                               MAXIMUM SALES CHARGE
                 MINIMUM
                 INITIAL/

                 SUBSEQUENT                     CONTINGENT
SHARES           INVESTMENT    FRONT-END        DEFERRED
OFFERED          AMOUNTS 1     SALES CHARGE 2   SALES CHARGE 3
Class A          $1,500/$100   5.50%            0.00%
Class B          $1,500/$100   None             5.50%
Class C          $1,500/$100   None             1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

CLASS A SHARES
                                    Sales Charge
                                    as a Percentage   Sales Charge
                                    of Public         as a Percentage

Purchase Amount                     Offering Price    of NAV
Less than $50,000                   5.50%             5.82%
$50,000 but less than $100,000      4.50%             4.71%
$100,000 but less than $250,000     3.75%             3.90%
$250,000 but less than $500,000     2.50%             2.56%
$500,000 but less than $1 million   2.00%             2.04%
$1 million or greater 1             0.00%             0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A

SHARES

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS B

SHARES

Shares Held Up
To:

CDSC

1

Year

5.50%

2

Years

4.75%
3
Years
4.00%
4Years
3.00%
5

Years

2.00%

6

Years

1.00%

7 Years or
More

0.00%

CLASS C

SHARES


You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged; and

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES



The Fund does not issue share certificates.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

RICHARD J. LAZARCHIC

Richard J. Lazarchic has been a Portfolio Manager of the Fund since its inception. Mr. Lazarchic joined Federated in 1998 as a Senior Portfolio Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial
Corp., initially as an Analyst and then as a Vice President/Senior
Portfolio
Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his
M.B.A. from Kent State University.

RICHARD WINKOWSKI

Richard Winkowski has been the Fund's Portfolio Manager since December
1999.
Mr. Winkowski joined Federated as a Senior Investment Analyst in April
1998 and
became an Assistant Vice President of the Fund's Adviser in July 1999. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

HENRY A. FRANTZEN

Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.



ADVISER FEES

The Adviser receives an annual investment adviser fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                 YEAR ENDED        PERIOD ENDED
                               NOVEMBER 30,        NOVEMBER 30,
                                       1999                1998 1
NET ASSET VALUE, BEGINNING
OF PERIOD                            $10.55              $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                       (0.07) 2             0.01
Net realized and
unrealized gain on
investments and foreign
currency                               3.90                0.54
TOTAL FROM INVESTMENT
OPERATIONS                             3.83                0.55
LESS DISTRIBUTIONS:
Distributions from net
investment income                     (0.01)                  -
Distributions from net
realized gain on
investments and foreign
currency transactions                 (0.01)                  -
TOTAL DISTRIBUTIONS                   (0.02)                  -
NET ASSET VALUE, END OF
PERIOD                               $14.36              $10.55
TOTAL RETURN 3                        36.34%               5.50%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                               2.00%               2.00% 4
Net investment income (net
operating loss)                       (0.58%)              0.44% 4
Expense
waiver/reimbursement 5                 1.37%               4.07% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                       $34,303             $18,858
Portfolio turnover                      187%                  3%

1 Reflects operations for the period from October 27, 1998 (start of performance) to November 30, 1998.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.



Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED NOVEMBER 30          1999 1
NET ASSET VALUE, BEGINNING
OF PERIOD                     $10.55
INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss             (0.15) 2
Net realized and
unrealized gain on
investments and foreign
currency                        3.91
TOTAL FROM INVESTMENT
OPERATIONS                      3.76
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.01)
Distributions from net
realized gain on
investments and foreign
currency transactions          (0.01)
TOTAL DISTRIBUTIONS            (0.02)
NET ASSET VALUE, END OF
PERIOD                        $14.29
TOTAL RETURN 3                 35.62%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                        2.50%
Net operating loss             (1.08%)
Expense
waiver/reimbursement 4          1.37%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $1,060
Portfolio turnover               187%

1 Financial Highlights for Class B Shares and Class C Shares are not presented for the period from October 27, 1998 (start of performance) to November 30, 1998. Class B Shares and Class C Shares had no public investments during that period.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED NOVEMBER 30          1999 1
NET ASSET VALUE, BEGINNING
OF PERIOD                     $10.55
INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss             (0.16) 2
Net realized and
unrealized gain on
investments and foreign
currency                        3.90
TOTAL FROM INVESTMENT
OPERATIONS                      3.74
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.01)
Distributions from net
realized gain on
investments and foreign
currency transactions          (0.01)
TOTAL DISTRIBUTIONS            (0.02)
NET ASSET VALUE, END OF
PERIOD                        $14.27
TOTAL RETURN 3                 35.43%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                        2.50%
Net operating loss             (1.08%)
Expense
waiver/reimbursement 4          1.37%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                   $191
Portfolio turnover               187%

1 Financial Highlights for Class B Shares and Class C Shares are not presented for the period from October 27, 1998 (start of performance) to November 30, 1998. Class B Shares and Class C Shares had no public investments during that period.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



[Graphic]
Federated
World-Class Investment Manager

PROSPECTUS

Federated Global Equity Income Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated
Federated Global Equity Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7141

Cusip 981487697
Effective April 3, 2000, the Cusip number will be 31428U870 Cusip 981487689 Effective April 3, 2000, the Cusip number will be 31428U862 Cusip 981487671 Effective April 3, 2000, the Cusip number will be 31428U854

G02336-01 (3/00)  513042


[Graphic]







STATEMENT OF ADDITIONAL INFORMATION

Federated Global Equity Income Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Global Equity Income Fund
(Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000

[Graphic]
Federated
World-Class Investment Manager
Federated Global Equity Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

G02337-01 (3/00)

[Graphic]

CONTENTS



How is the Fund Organized?  1
Securities in Which the Fund Invests  1
What Do Shares Cost?  8
How is the Fund Sold?  10
Exchanging Securities for Shares  11
Subaccounting Services  11
Redemption in Kind  11
Account and Share Information  11
Tax Information  11
Who Manages and Provides Services to the Fund?  12
How Does the Fund Measure Performance?  16
Who is Federated Investors, Inc.?  17
Financial Information  18
Investment Ratings   18
Addresses  20


How is the Fund Organized?



The Fund is a diversified portfolio of Federated World Investment
Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On January 19, 2000, the Corporation changed its name from World Investment Series,
Inc. to Federated World Investment Series, Inc.


The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares, and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities, in addition to those described in the prospectus, for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Investors regard agency securities as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.

The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.



Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.



DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

The Fund may:

* Buy put options on foreign currencies, securities, and securities indices, and on futures contracts involving these items in anticipation of a decrease in the value of the underlying asset.

* Write covered call options on foreign currencies, securities, and securities indices and on futures contracts involving these items to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

* Write secured put options on foreign currencies, securities, and securities indices and futures contracts involving these items (to generate income from premiums). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

* Buy or write options to close out existing options positions.

The Fund may also write covered call options on foreign currencies, securities, and securities indices and on futures contracts involving these items to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. The Fund may also write secured put options on foreign currencies, securities, and securities indices and futures contracts involving these items (to generate income from premiums). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS



* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.



* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancing decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risks by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase the security is perceived to have an increased prepayment risk or less market demand.

An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

EURO RISKS

* The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

* With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

EMERGING MARKET RISKS

* Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

* Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

SECTOR RISKS

* Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

* Trading opportunities are more limited for equity securities that are not widely held or are issued by companies located in emerging markets. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

RISKS RELATED TO COMPANY SIZE

* Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

* Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well-capitalized companies.

BOND MARKET RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

* The adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislature developments.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide capital appreciation and above-average income. The Fund is managed to earn a yield equal to or greater than the Morgan Stanley Capital World Index. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase under normal market conditions and are based on a percentage of the Fund's net assets unless otherwise noted.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentrations of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non- fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisitions, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGES IN THESE LIMITATIONS BECOMES EFFECTIVE.



BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN PUT OPTIONS

The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

WRITING COVERED CALL OPTIONS

The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.



As a matter of non-fundamental policy: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the fund's total assets in any one industry will constitute "concentration."

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the- counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the
Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.

If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE



You can reduce or eliminate the applicable front-end sales charge as follows:



QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.



FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;



* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third-party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor
(Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

                              ADVANCE PAYMENTS AS A

AMOUNT                  PERCENTAGE OF PUBLIC OFFERING PRICE
First $1 - $5 million 0.75% Next $5 - $20 million 0.50% Over $20 million 0.25%

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front- end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.

The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 2,596,516 (82.90%) Shares; and MLPF&S For the Sole Benefit of its Customers, Jacksonville, FL owned approximately 190,802 (6.09%) Shares.

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 70,466 (44.71%) Shares.

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co. Maryland Heights, MO owned approximately 27,380 (54.24%) Shares; Donaldson Lufkin Jenrette, Jersey City, NJ, owned approximately 6,348 (12.58%) Shares; and Marie
E. LaConte, Waukesha, WI owned 2,558 (5.07%) Shares.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B and C Shares.

NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
JOHN F. DONAHUE*+#                   Chief Executive
Officer                      $0   $0 for the Corporation
Birth Date: July 28, 1924            and Director or Trustee
of                        and 43 other investment
Federated Investors Tower            the Federated
Fund                                companies in the
1001 Liberty Avenue                  Complex; Chairman
and                             Fund Complex
Pittsburgh, PA                       Director,
Federated
DIRECTOR AND CHAIRMAN                Investors, Inc.; Chairman,
                                     Federated

Investment

                                     Management Company,
                                     Federated
Global

                                     Investment

Management

                                     Corp. and

Passport

                                     Research, Ltd.; formerly:
                                     Trustee,
Federated

                                     Investment

Management

                                     Company and Chairman

and

                                     Director,
Federated

                                     Investment Counseling.
THOMAS G. BIGLEY                     Director or Trustee
of                $1,514.23   $116,760.63 for the
Birth Date: February 3, 1934         the Federated
Fund                                Corporation and 43 other
15 Old Timber Trail                  Complex; Director,
Member                         investment companies
Pittsburgh, PA                       of Executive
Committee,                           in the Fund Complex
DIRECTOR                             Children's Hospital
of
                                     Pittsburgh; Director,
                                     Robroy Industries, Inc.
                                     (coated steel
conduits/
                                     computer

storage

                                     equipment); formerly:
                                     Senior Partner, Ernst

&
                                     Young LLP; Director,
MED

                                     3000 Group, Inc.
                                     (physician
practice

                                     management); Director,
                                     Member of
Executive

                                     Committee, University

of

                                     Pittsburgh.
JOHN T. CONROY, JR.                  Director or Trustee of
the            $1,665.92   $128,455.37 for the
Birth Date: June 23, 1937            Federated Fund
Complex;                           Corporation and 43 other
Grubb & Ellis/Investment             President,
Investment                             investment companies
Properties Corporation               Properties
Corporation                            in the Fund Complex
3201 Tamiami Trail North             Senior Vice President,
Naples, FL                           John R. Wood
and
DIRECTOR                             Associates, Inc.,
                                     Realtors; Partner

or

                                     Trustee in private

real

                                     estate ventures
in

                                     Southwest Florida;
                                     formerly: President,
                                     Naples
Property

                                     Management, Inc.
and

                                     Northgate

Village

                                     Development Corporation.
NICHOLAS CONSTANTAKIS                Director or Trustee of
the            $1,514.23   $73,191.21 for the
Birth Date: September 3, 1939        Federated Fund
Complex;                           Corporation and 37 other
175 Woodshire Drive                  Director, Michael
Baker                           investment companies
Pittsburgh, PA                       Corporation
(engineering,                         in the Fund Complex
DIRECTOR                             construction,
operations
                                     and technical services);
                                     formerly: Partner,
                                     Andersen Worldwide SC.

NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
JOHN F. CUNNINGHAM++                 Director or Trustee of
some                  $0   $93,190.48 for the
Birth Date: March 5, 1943            of the Federated
Fund                             Corporation and 37 other
353 El Brillo Way                    Complex;
Chairman,                                investment companies
Palm Beach, FL                       President and
Chief                               in the Fund Complex
DIRECTOR                             Executive Officer,
                                     Cunningham & Co., Inc.
                                     (strategic
business

                                     consulting);
Trustee

                                     Associate, Boston College;
                                     Director, Iperia Corp.
                                     (communications/software);
                                     formerly: Director,
                                     Redgate Communications
and

                                     EMC Corporation

(computer
                                     storage systems).
                                     Previous Positions:
                                     Chairman of the Board
and

                                     Chief Executive Officer,
                                     Computer Consoles, Inc.;
                                     President and
Chief

                                     Operating Officer,
Wang

                                     Laboratories; Director,
                                     First National Bank
of

                                     Boston; Director,
Apollo

                                     Computer, Inc.
LAWRENCE D. ELLIS, M.D.*             Director or Trustee of
the            $1,514.23   $116,760.63 for the
Birth Date: October 11, 1932         Federated Fund
Complex;                           Corporation and 43 other
3471 Fifth Avenue                    Professor of
Medicine,                            investment companies
Suite 1111                           University of
Pittsburgh;                         in the Fund Complex
Pittsburgh, PA                       Medical Director,
DIRECTOR                             University of
Pittsburgh
                                     Medical Center-Downtown;
                                     Hematologist, Oncologist,
                                     and Internist,
University

                                     of Pittsburgh

Medical

                                     Center; Member,
National

                                     Board of Trustees,
                                     Leukemia Society
of

                                     America.
PETER E. MADDEN                      Director or Trustee of
the            $1,429.52   $109,153.60 for the
Birth Date: March 16, 1942           Federated Fund
Complex;                           Corporation and 43 other
One Royal Palm Way                   formerly:
Representative,                         investment companies
100 Royal Palm Way                   Commonwealth
of                                   in the Fund Complex
Palm Beach, FL                       Massachusetts
General
DIRECTOR                             Court; President,
State
                                     Street Bank and

Trust

                                     Company and

State

                                     Street Corporation.
                                     Previous Positions:
                                     Director, VISA USA and
VISA

                                     International;
Chairman

                                     and Director,
                                     Massachusetts
Bankers

                                     Association; Director,
                                     Depository
Trust

                                     Corporation; Director,
The

                                     Boston Stock Exchange.
CHARLES F. MANSFIELD, JR.++          Director or Trustee of
some           $1,595.28   $102,573.91 for the
Birth Date: April 10, 1945           of the Federated
Fund                             Corporation and 40 other
80 South Road                        Complex; Executive
Vice                           investment companies
Westhampton Beach, NY                President, Legal
and                              in the Fund Complex
DIRECTOR                             External Affairs,
Dugan
                                     Valva Contess, Inc.
                                     (marketing,
                                     communications,
technology

                                     and consulting); formerly:
                                     Management Consultant.
                                     Previous Positions:
Chief

                                     Executive Officer,
PBTC

                                     International Bank;
                                     Partner, Arthur Young
&
                                     Company (now Ernst &
Young

                                     LLP); Chief
Financial

                                     Officer of Retail

Banking

                                     Sector, Chase

Manhattan

                                     Bank; Senior

Vice

                                     President, Marine

Midland

                                     Bank; Vice President,
                                     Citibank;
Assistant

                                     Professor of Banking

and

                                     Finance, Frank G.
Zarb

                                     School of Business,
                                     Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#   Director or Trustee
of                $1,665.92   $128,455.37 for the
Birth Date: December 20, 1932        the Federated
Fund                                Corporation and 43 other
President, Duquesne University       Complex; President,
Law                           investment companies
Pittsburgh, PA                       Professor,
Duquesne                               in the Fund Complex
DIRECTOR                             University;
Consulting
                                     Partner, Mollica & Murray;
                                     Director, Michael
Baker

                                     Corp. (engineering,
                                     construction,
operations

                                     and technical services).
                                     Previous Positions:
Dean

                                     and Professor of Law,
                                     University of
Pittsburgh

                                     School of Law; Dean

and

                                     Professor of Law,
                                     Villanova
University

                                     School of Law.
MARJORIE P. SMUTS                    Director or Trustee of
the            $1,514.23   $116,760.63 for the
Birth Date: June 21, 1935            Federated Fund
Complex;                           Corporation and 43 other
4905 Bayard Street                   Public
Relations/                                 investment companies
Pittsburgh, PA

Marketing/Conference                              in the Fund
Complex
DIRECTOR                             Planning.
                                     Previous Positions:
                                     National Spokesperson,
                                     Aluminum Company
of

                                     America;
television

                                     producer; business owner.
JOHN S. WALSH++                      Director or Trustee of
some                  $0   $94,536.85 for the
Birth Date: November 28, 1957        of the Federated
Fund                             Corporation and 39 other
2007 Sherwood Drive                  Complex; President
and                            investment companies
Valparaiso, IN                       Director, Heat Wagon,
Inc.                        in the Fund Complex
DIRECTOR                             (manufacturer
of
                                     construction

temporary

                                     heaters); President
and

                                     Director,
Manufacturers

                                     Products, Inc.
                                     (distributor of
portable

                                     construction heaters);
                                     President, Portable

Heater

                                     Parts, a division

of

                                     Manufacturers Products,
                                     Inc.; Director, Walsh
&
                                     Kelly, Inc. (heavy
highway

                                     contractor); formerly:
                                     Vice President, Walsh

&
                                     Kelly, Inc.
J. CHRISTOPHER DONAHUE+              President or
Executive                       $0   $0 for the Corporation
Birth Date: April 11, 1949           Vice President of
the                             and 30 other investment
Federated Investors Tower            Federated Fund
Complex;                           companies in the
1001 Liberty Avenue                  Director or Trustee of
some                       Fund Complex
Pittsburgh, PA                       of the Funds in
the
EXECUTIVE VICE PRESIDENT             Federated Fund Complex;
AND DIRECTOR                         President, Chief
Executive
                                     Officer and Director,
                                     Federated Investors, Inc.;
                                     President, Chief
Executive

                                     Officer and Trustee,
                                     Federated
Investment

                                     Management Company;
                                     Trustee,
Federated

                                     Investment Counseling;
                                     President, Chief
Executive

                                     Officer and Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp.; President and

Chief

                                     Executive Officer,
                                     Passport Research, Ltd.;
                                     Trustee,
Federated

                                     Shareholder

Services

                                     Company; Director,
                                     Federated
Services

                                     Company; formerly:
                                     President,
Federated

                                     Investment Counseling.

NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
EDWARD C. GONZALES                   President, Executive
Vice                    $0   $0 for the Corporation
Birth Date: October 22, 1930         President and Treasurer
of                        and 42 other investment
Federated Investors Tower            some of the Funds in
the                          company in the
1001 Liberty Avenue                  Federated Fund
Complex;                           Fund Complex
Pittsburgh, PA                       Vice Chairman,
Federated
EXECUTIVE VICE PRESIDENT             Investors, Inc.; Trustee,
                                     Federated

Administrative

                                     Services; formerly:
                                     Trustee or Director of
some

                                     of the Funds in
the

                                     Federated Fund Complex;
                                     CEO and Chairman,
                                     Federated
Administrative

                                     Services; Vice President,

Federated

                                     Investment

Management

                                     Company,
Federated

                                     Investment Counseling,
                                     Federated
Global

                                     Investment

Management

                                     Corp. and

Passport

                                     Research, Ltd.;
Director

                                     and Executive

Vice

                                     President,
Federated

                                     Securities Corp.;
                                     Director,
Federated

                                     Services Company; Trustee,
                                     Federated
Shareholder

                                     Services Company.
JOHN W. MCGONIGLE                    Executive Vice
President                     $0   $0 for the Corporation
Birth Date: October 26, 1938         and Secretary of
the                              and 43 other investment
Federated Investors Tower            Federated Fund
Complex;                           companies in the
1001 Liberty Avenue                  Executive Vice
President,                         Fund Complex
Pittsburgh, PA                       Secretary and Director,
EXECUTIVE VICE PRESIDENT             Federated Investors, Inc.;
AND SECRETARY                        formerly: Trustee,
                                     Federated

Investment

                                     Management Company

and

                                     Federated

Investment

                                     Counseling; Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp, Federated

Services

                                     Company and

Federated

                                     Securities Corp.
RICHARD J. THOMAS                    Treasurer of the
Federated                   $0   $0 for the Corporation
Birth Date: June 17, 1954            Fund Complex;
Vice                                and 43 other investment
Federated Investors Tower            President-Funds
Financial                         companies in the
1001 Liberty Avenue                  Services
Division,                                Fund Complex
Pittsburgh, PA                       Federated Investors, Inc.;
TREASURER                            formerly:
various
                                     management

positions

                                     within Funds

Financial

                                     Services Division

of

                                     Federated Investors, Inc.
RICHARD B. FISHER*                   President or
Vice                            $0   $0 for the Corporation
Birth Date: May 17, 1923             President of some of
the                          and 41 other investment
Federated Investors Tower            Funds in the Federated
Fund                       companies in the
1001 Liberty Avenue                  Complex; Vice
Chairman,                           Fund Complex
Pittsburgh, PA                       Federated Investors, Inc.;
DIRECTOR                             Chairman,
Federated
                                     Securities Corp.;
                                     formerly: Director
or

                                     Trustee of some of
the

                                     Funds in the Federated

Fund

                                     Complex,; Executive

Vice

                                     President,
Federated

                                     Investors, Inc.
and

                                     Director and

Chief

                                     Executive Officer,
                                     Federated Securities Corp.
HENRY A. FRANTZEN                    Chief Investment
Officer                     $0   $0 for the Corporation
Birth Date: November 28, 1942        of this Fund and
various                          and 2 other investment
Federated Investors Tower            other Funds in
the                                companies in the
1001 Liberty Avenue                  Federated Fund
Complex;                           Fund Complex
Pittsburgh, PA                       Executive Vice President,
CHIEF INVESTMENT OFFICER             Federated
Investment
                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.,
                                     Federated
Investment

                                     Management Company

and

                                     Passport Research, Ltd.;
                                     Registered Representative,
                                     Federated
Securities

                                     Corp.; Vice President,
                                     Federated Investors, Inc.;
                                     formerly: Executive
Vice

                                     President,
Federated

                                     Investment

Counseling

                                     Institutional

Portfolio

                                     Management

Services

                                     Division; Chief

Investment

                                     Officer/Manager,
                                     International Equities,
                                     Brown Brothers Harriman
&
                                     Co.; Managing Director,
                                     BBH Investment
Management

                                     Limited.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Mr. Mansfield became a member of the Board of Directors on January
1,
1999. Messrs. Cunningham and Walsh became members of the Board of Directors on December 7, 1999. Messrs. Cunningham and Walsh did not receive any fees as of the fiscal year end of the Company.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended, November 30, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $66,267,303.04 for which the Fund paid $128,032.42 in brokerage commissions.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED NOVEMBER 30      1999       1998
Adviser Fee Earned               $261,208   $14,621
Adviser Fee Reduction             261,208    14,621
Brokerage Commissions             130,763    19,167
Administrative Fee                185,000    15,205
12B-1 FEE

Class A Shares                     64,087         -
Class B Shares                      2,961         -
Class C Shares                        683         -
SHAREHOLDER SERVICES FEE
Class A Shares                     64,087         -
Class B Shares                        987         -
Class C Shares                        228         -



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.



How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS

Total returns are given for the one-year and Start of Performance periods ended November 30, 1999.

                           START OF PERFORMANCE ON
SHARE CLASS       1 YEAR   OCTOBER 27, 1998
CLASS A SHARES:
Total Return      28.89%   32.35%

                           START OF PERFORMANCE ON
                  1 YEAR   OCTOBER 27, 1998
CLASS B SHARES:
Total Return      30.12%   34.45%

                           START OF PERFORMANCE ON
                  1 YEAR   OCTOBER 27, 1998
CLASS C SHARES
Total Return      34.43%   38.48%


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.



MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES



Morgan Stanley Capital International World Indices includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.



MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



ORGANIZATION FOR ECONOMIC COOPERATION AND DEVELOPMENT (OECD)

Various publications.



STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
500)


Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federate's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-J. Thomas Madden; U.S. fixed income-William D. Dawson III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Emerging Markets Fund dated November 30, 1999.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED GLOBAL EQUITY INCOME FUND

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Federated Global Financial Services Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

A mutual fund seeking long-term growth of capital by investing primarily in equity securities of companies located throughout the world that operate in the financial services industry.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

MARCH 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7

What Do Shares Cost?  9

How is the Fund Sold?  12

How to Purchase Shares  13

How to Redeem and Exchange Shares  14

Account and Share Information  18

Who Manages the Fund?  19

Financial Information  19

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of financial services companies located in both domestic and international markets. A "financial services" company is one which
(i) derived at least 50% of either revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities, based on the company's most recent fiscal year. Financial service activities include all activities involving or relating to finance and investments. The Fund can invest in companies with any market capitalization.



Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance holding companies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* the Fund's concentration of investments in one industry;

* fluctuations in the value of equity securities in foreign securities markets;

* the foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies;

* the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments because the Fund makes significant investments in securities denominated in euro;

* the possibility that a certain sector may underperform other sectors or the market as a whole;

* fluctuations in the exchange rate between the U.S. dollar and foreign currencies; and

* the market capitalization of the companies in which the Fund invests, may mean that the companies' stock is less liquid and subject to price volatility.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total return of Class A Shares as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 3% up to 12%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features 1 distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year 1999. The calculated total return percentage for the Class for the calendar year is stated directly at the top of the bar, for the calendar year 1999. The percentage noted is: 11.03%.

The bar chart shows the Fund's Class A Shares total return on a calendar year-end basis.

The total return displayed for the Fund's Class A Shares does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 12.22% (quarter ended December 31, 1999). Its lowest quarterly return was (7.83%) (quarter ended September 30, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999.

The table shows the Fund's total returns relative to the Morgan Stanley Capital International All Country World Finance Index (MSCI-WFI), a broad- based market index. The MSCI-WFI is a medium-cap to large-cap index comprising the banking, financial services, insurance and real estate industries. It is diversified across 46 countries and more than 400 companies. All values are expressed in U.S. dollars. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.




CALENDAR PERIOD          CLASS A SHARES   CLASS B SHARES   CLASS C
SHARES   MSCI-WFI
1 Year                     4.95%            4.65%
9.31%            7.48%
Start of Performance 1    22.78%           23.87%
27.59%           26.85%




1 The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was September 30, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED GLOBAL FINANCIAL SERVICES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B or C Shares.




SHAREHOLDER FEES                                            CLASS
A       CLASS B       CLASS C

Fees Paid Directly
From
Your
Investment
Maximum Sales
Charge
(Load) Imposed
on
Purchases (as a
percentage
of
offering price)
5.50%         None          None
Maximum Deferred
Sales
Charge (Load) (as
a
percentage of
original
purchase price
or
redemption proceeds,
as
applicable)
0.00%         5.50%         1.00%
Maximum Sales
Charge
(Load) Imposed
on
Reinvested Dividends
(and
other Distributions) (as
a
percentage of
offering
price)
None          None          None
Redemption Fee (as
a
percentage of
amount
redeemed, if applicable)
None          None          None
Exchange Fee
None          None          None

ANNUAL FUND
OPERATING

EXPENSES

(Before
Waivers/Reimbursement)
1
Expenses That are
Deducted
From Fund Assets
(as
percentage of average
net
assets)
Management Fee 2
1.00%         1.00%         1.00%
Distribution (12b-1) Fee 3
0.25%         0.75%         0.75%
Shareholder Services Fee
0.25%         0.25%         0.25%
Other Expenses 4
3.72%         3.72%         3.72%
Total Annual
Fund
Operating Expenses
5.22%         5.72% 5       5.72%
1 Although not contractually obligated to do so, the Adviser waived and reimbursed and the
distributor waived certain amounts. These are described below along with the net expenses the Fund
actually paid for the fiscal year ended November 30, 1999.

Total
Waivers/Reimbursement
of
Fund Expenses

3.62%         3.37%         3.37%
 Total Actual Annual
Fund
Operating Expenses
(after
waivers/reimbursement)

1.60%         2.35%         2.35%
2 The Adviser voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended November 30, 1999.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1999. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending
November 30, 2000.

4 The Adviser voluntarily reimbursed certain operating expenses of the Fund. The
Adviser can terminate this voluntary reimbursement at any time. Total Other
Expenses paid by the Fund (after the voluntary reimbursement) was 1.35% for the fiscal year ended November 30, 1999. 5 Class B Shares convert to Class A Shares
(which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Class A, B and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B and C Shares operating expenses are BEFORE
WAIVERS/REIMBURSEMENT as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




SHARE CLASS                       1 YEAR     3 YEARS   5 YEARS   10
YEARS

CLASS A:
Expenses assuming redemption        $1,043    $2,025    $3,003
$5,429

Expenses assuming no redemption     $1,043    $2,025    $3,003
$5,429
CLASS B:
Expenses assuming redemption        $1,116    $2,089    $3,002
$5,429

Expenses assuming no redemption   $    570    $1,698    $2,809
$5,429
CLASS C:
Expenses assuming redemption      $    669    $1,698    $2,809
$5,518

Expenses assuming no redemption   $    570    $1,698    $2,809
$5,518




What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of financial services companies. A "financial services" company is one which: (i) derived at least 50% of either revenues or earnings from financial services activities; or (ii) devoted at least 50% of its assets to such activities, based on the company's most recent fiscal year. Financial service activities include all activities involving or relating to finance and investments. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance holding companies.



The Adviser manages the Fund based on the view that an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. As the financial services industry evolves, the Adviser expects banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade- based financing, a rising demand for sophisticated risk management, a proliferating number of liquid securities markets around the world, and larger concentrations of investable assets.

The Adviser believes that careful security selection offers the best potential for superior long-term investment returns. Stock selection is based on a fundamental "bottom-up" analysis that seeks to identify companies whose current stock prices appear to be undervalued in terms of earnings, projected cash flow, or asset value per share, and that have growth potential temporarily unrecognized by the market. Using its own quantitative process, the Adviser ranks the future performance potential of companies. The Adviser evaluates management quality by meeting with company representatives, reviewing the company's proprietary products or services, and reviewing the company's financial statements and forecasts of earnings. Using this type of analysis, the Adviser selects the most promising companies for the Fund's portfolio. A stock is typically sold when, in the opinion of the Adviser: (i) the stock has reached its fair market value; (ii) the company's fundamentals have deteriorated; (iii) the Fund's portfolio is too heavily weighted in a particular security; or (iv) other investment opportunities within the sector are identified.



INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in securities issued by companies in the financial services industry.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FOREIGN EQUITY SECURITIES



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity security in which the Fund invests.

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



Foreign equity securities are equity securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with equity securities, foreign securities are subject to currency risks and risks of foreign investing.

DEPOSITARY RECEIPTS



Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.

The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.



The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



CURRENCY RISKS



Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.



The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

The Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

RISKS OF INVESTING IN THE FINANCIAL SERVICES INDUSTRY

Financial services industries may be subject to greater governmental regulation than many other industries. Therefore, changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries.

Government regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. Furthermore, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers and other third parties potentially may have an adverse effect on companies in these industries.

SECTOR RISKS

Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Because the Fund concentrates its investments in the financial services sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. For example, a downturn in financial markets that result in a slowdown of financial activity would reduce the value of financial service companies more than companies in other business sectors.

This would cause the Fund to underperform other mutual funds that do not concentrate in the financial services sector. The Adviser manages this risk by diversifying 35% of the portfolio outside of the financial services sector.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States.

Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S.

companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS



Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.



RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                 MINIMUM       MAXIMUM SALES CHARGE
                 INITIAL/                   CONTINGENT
                 SUBSEQUENT    FRONT-END    DEFERRED
SHARES           INVESTMENT    SALES        SALES
OFFERED          AMOUNTS 1     CHARGE 2     CHARGE 3
Class A          $1,500/$100   5.50%        0.00%
Class B          $1,500/$100   None         5.50%
Class C          $1,500/$100   None         1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE




CLASS A SHARES
                                    Sales Charge
                                    as a Percentage    Sales Charge
                                    of Public          as a Percentage

Purchase Amount                     Offering Price     of NAV
Less than $50,000                   5.50%              5.82%
$50,000 but less than $100,000      4.50%              4.71%
$100,000 but less than $250,000     3.75%              3.90%
$250,000 but less than $500,000     2.50%              2.56%
$500,000 but less than $1 million   2.00%              2.04%
$1 million or greater 1             0.00%              0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).




CLASS A SHARES

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS B SHARES

Shares Held Up To:  CDSC

1

Year

5.50%

2

Years

4.75%

3

Years

4.00%

4

Years

3.00%

5

Years

2.00%

6

Years

1.00%

7 Years or
More

0.00%

CLASS C SHARES

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A, B and C Shares.

Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

MARK HALPERIN

Mark Halperin joined the Fund's Adviser as a Senior Portfolio Manager and a Vice President in 1998 and has been a portfolio manager of the Fund since September 1998. Mr. Halperin served as Associate Director/Portfolio Manager at UOB Asset Management from 1996 through August 1998. From 1993 through 1995, Mr. Halperin was Vice President, Asian Equities, at Massachusetts Financial Services Co. Mr. Halperin earned his M.A. with a major in municipal finance from the University of Illinois.

HENRY A. FRANTZEN



Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North
Dakota.

ADVISER FEES

The Adviser receives an annual investment adviser fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






                              YEAR                    PERIOD
                              ENDED                   ENDED
                              NOVEMBER 30,            NOVEMBER 30,
                              1999                    1998 1
NET ASSET VALUE, BEGINNING
OF PERIOD                            $11.99            $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                  0.09 2            0.01 2
Net realized and
unrealized gain on
investments and foreign
currency                               1.21              1.98
TOTAL FROM INVESTMENT
OPERATIONS                             1.30              1.99
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions                 (0.08)                -
NET ASSET VALUE, END OF
PERIOD                               $13.21            $11.99
TOTAL RETURN 3                        10.87%            19.90%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                               1.60%             1.60% 4
Net investment income                  0.79%             0.85% 4
Expense
waiver/reimbursement 5                 3.37%            11.49% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                        $6,333            $4,094
Portfolio turnover                       53%               12%


1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.



Financial Highlights - Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






                              YEAR                   PERIOD
                              ENDED                  ENDED
                              NOVEMBER 30,           NOVEMBER 30,
                              1999                   1998 1
NET ASSET VALUE, BEGINNING
OF PERIOD                           $11.98                  $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                 0.01 2                  0.00 2, 3
Net realized and
unrealized gain on
investments and foreign
currency                              1.18                    1.98
TOTAL FROM INVESTMENT
OPERATIONS                            1.19                    1.98
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions                (0.08)                      -
NET ASSET VALUE, END OF
PERIOD                              $13.09                   $11.98
TOTAL RETURN 4                        9.96%                   19.80%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                              2.35%                    2.35% 5
Net investment income                 0.04%                    0.10% 5
Expense
waiver/reimbursement 6                3.37%                   11.49% 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                       $9,563
$1,911

Portfolio turnover                      53%                      12%


1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Per share amount does not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.



Financial Highlights - Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






                              YEAR              PERIOD
                              ENDED             ENDED
                              NOVEMBER 30,      NOVEMBER 30,
                              1999                    1998 1

NET ASSET VALUE, BEGINNING
OF PERIOD                            $11.98
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                  0.01 2                  0.00 2, 3
Net realized and
unrealized gain on
investments and foreign
currency                               1.20
1.98

TOTAL FROM INVESTMENT
OPERATIONS                             1.21
1.98
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions                 (0.08)                       -
NET ASSET VALUE, END OF
PERIOD                               $13.11
$11.98

TOTAL RETURN 4                        10.13%                   19.80%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                               2.35%                    2.35% 5
Net investment income                  0.04%                    0.10% 5
Expense
waiver/reimbursement 6                 3.37%                   11.49% 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                        $1,005
$343

Portfolio turnover                       53%                      12%


1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Per share amount does not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.



 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Global Financial Services Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available.

The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Federated Global Financial Services Fund
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No.811-7141

Cusip 981487663

(Effective April 3, 2000, the Cusip number will be 31428U847)

Cusip 981487655

(Effective April 3, 2000, the Cusip number will be 31428U839)

Cusip 981487648

(Effective April 3, 2000, the Cusip number will be 31428U821)



G02455-01 (3/00)  513040

 [Graphic]








STATEMENT OF ADDITIONAL INFORMATION
Federated Global Financial Services Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Global Financial Services Fund (Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated Global Financial Services Fund
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

G02455-02 (3/00)

[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  6

How is the Fund Sold?  7

Exchanging Securities for Shares  8

Subaccounting Services  8

Redemption in Kind  8

Account and Share Information  9

Tax Information  9

Who Manages and Provides Services to the Fund?  10

How Does the Fund Measure Performance?  13

Who is Federated Investors, Inc.?  15

Financial Information  16

Investment Ratings  16

Addresses  18

How is the Fund Organized?



The Fund is a diversified portfolio of Federated World Investment
Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On January 19,
2000, the Corporation changed its name from World Investment Series, Inc.
to Federated World Investment Series, Inc.



The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

NON-PRINCIPAL INVESTMENT STRATEGY



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.

The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

* Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase the security is perceived to have an increased prepayment risk or less market demand.

An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

BOND MARKET RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide long-term growth of capital. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in issuers in the financial services industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION

In applying the concentration restriction: (a) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (b) asset-backed securities will be classified according to the underlying assets securing such securities.



To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute 'concentration.'



INVESTING IN COMMODITIES



As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.



PURCHASES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the
Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.

If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;



* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;



* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor
(Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS



Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.



When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:




                        ADVANCE PAYMENTS
                               AS A PERCENTAGE OF

AMOUNT                  PUBLIC OFFERING PRICE
First $1 - $5 million 0.75% Next $5 - $20 million 0.50% Over $20 million 0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front- end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.

The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.



Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Heights, MO, owned 318,148 Shares (46.98%); and MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 115,937 Shares (17.12%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 78,666 Shares (8.40%); Edward Jones & Co., Maryland Heights, MO, owned 74,841 Shares (7.99%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland Heights, MO, owned 21,278 Shares (21.63%); and MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 20,276 Shares (20.62%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B and C Shares.




NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
JOHN F. DONAHUE*+#                   Chief Executive
Officer                      $0   $0 for the Corporation and
Birth Date: July 28, 1924            and Director or Trustee
of                        43 other investment
Federated Investors Tower            the Federated
Fund                                companies in the Fund
1001 Liberty Avenue                  Complex; Chairman
and                             Complex
Pittsburgh, PA                       Director,
Federated
DIRECTOR AND CHAIRMAN                Investors, Inc.; Chairman,
                                     Federated

Investment

                                     Management Company,
                                     Federated
Global

                                     Investment

Management

                                     Corp. and

Passport

                                     Research, Ltd.; formerly:
                                     Trustee,
Federated

                                     Investment

Management

                                     Company and Chairman

and

                                     Director,
Federated

                                     Investment Counseling.
THOMAS G. BIGLEY                     Director or Trustee
of                $1,514.23   $116,760.63 for the
Birth Date: February 3, 1934         the Federated
Fund                                Corporation and 43 other
15 Old Timber Trail                  Complex; Director,
Member                         investment companies in
Pittsburgh, PA                       of Executive
Committee,                           the Fund Complex
DIRECTOR                             Children's Hospital
of
                                     Pittsburgh; Director,
                                     Robroy Industries, Inc.
                                     (coated steel
conduits/
                                     computer

storage

                                     equipment); formerly:
                                     Senior Partner, Ernst

&
                                     Young LLP; Director,
MED

                                     3000 Group, Inc.
                                     (physician
practice

                                     management); Director,
                                     Member of
Executive

                                     Committee, University

of

                                     Pittsburgh.
JOHN T. CONROY, JR.                  Director or Trustee of
the            $1,665.92   $128,455.37 for the
Birth Date: June 23, 1937            Federated Fund
Complex;                           Corporation and 43 other
Grubb & Ellis/Investment             President,
Investment                             investment companies in
Properties Corporation               Properties
Corporation;                           the Fund Complex
3201 Tamiami Trail North             Senior Vice President,
Naples, FL                           John R. Wood
and
DIRECTOR                             Associates, Inc.,
                                     Realtors; Partner

or

                                     Trustee in private

real

                                     estate ventures
in

                                     Southwest Florida;
                                     formerly: President,
                                     Naples
Property

                                     Management, Inc.
and

                                     Northgate

Village

                                     Development Corporation.
NICHOLAS P. CONSTANTAKIS             Director or Trustee of
the            $1,514.23   $73,191.21 for the
Birth Date: September 3, 1939        Federated Fund
Complex;                           Corporation and 37 other
175 Woodshire Drive                  Director, Michael
Baker                           investment companies in
Pittsburgh, PA                       Corporation
(engineering,                         the Fund Complex
DIRECTOR                             construction,
operations
                                     and technical services);
                                     formerly: Partner,
                                     Andersen Worldwide SC.
JOHN F. CUNNINGHAM++                 Director or Trustee of
some                  $0   $93,190.48 for the
Birth Date: March 5, 1943            of the Federated
Fund                             Corporation and 37 other
353 El Brillo Way                    Complex;
Chairman,                                investment companies in
Palm Beach, FL                       President and
Chief                               the Fund Complex
DIRECTOR                             Executive Officer,
                                     Cunningham & Co., Inc.
                                     (strategic
business

                                     consulting);
Trustee

                                     Associate, Boston College;
                                     Director, Iperia Corp.
                                     (communications/software);
                                     formerly: Director,
                                     Redgate Communications
and

                                     EMC Corporation

(computer
                                     storage systems).
                                     Previous Positions:
                                     Chairman of the Board
and

                                     Chief Executive Officer,
                                     Computer Consoles, Inc.;
                                     President and
Chief

                                     Operating Officer,
Wang

                                     Laboratories; Director,
                                     First National Bank
of

                                     Boston; Director,
Apollo

                                     Computer, Inc.
LAWRENCE D. ELLIS, M.D.*             Director or Trustee of
the            $1,514.23   $116,760.63 for the
Birth Date: October 11, 1932         Federated Fund
Complex;                           Corporation and 43 other
3471 Fifth Avenue                    Professor of
Medicine,                            investment companies in
Suite 1111                           University of
Pittsburgh;                         the Fund Complex
Pittsburgh, PA                       Medical Director,
DIRECTOR                             University of
Pittsburgh
                                     Medical Center - Downtown;
                                     Hematologist, Oncologist,
                                     and Internist,
University

                                     of Pittsburgh

Medical

                                     Center; Member,
National

                                     Board of Trustees,
                                     Leukemia Society
of

                                     America.
PETER E. MADDEN                      Director or Trustee of
the            $1,429.52   $109,153.60 for the
Birth Date: March 16, 1942           Federated Fund
Complex;                           Corporation and 43 other
One Royal Palm Way                   formerly:
Representative,                         investment companies in
100 Royal Palm Way                   Commonwealth
of                                   the Fund Complex
Palm Beach, FL                       Massachusetts
General
DIRECTOR                             Court; President,
State
                                     Street Bank and

Trust

                                     Company and

State

                                     Street Corporation.
                                     Previous Positions:
                                     Director, VISA USA and
VISA

                                     International;
Chairman

                                     and Director,
                                     Massachusetts
Bankers

                                     Association; Director,
                                     Depository
Trust

                                     Corporation; Director,
The

Boston

                                     Stock Exchange.

NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.            Director or Trustee of
some           $1,595.28   $102,573.91 for the
Birth Date: April 10, 1945           of the Federated
Fund                             Corporation and 40 other
80 South Road                        Complex; Executive
Vice                           investment companies in
Westhampton Beach, NY                President, Legal
and                              the Fund Complex
DIRECTOR                             External Affairs,
Dugan
                                     Valva Contess, Inc.
                                     (marketing,
                                     communications,
technology

                                     and consulting); formerly:
                                     Management Consultant.
                                     Previous Positions:
Chief

                                     Executive Officer,
PBTC

                                     International Bank;
                                     Partner, Arthur Young
&
                                     Company (now Ernst &
Young

                                     LLP); Chief
Financial

                                     Officer of Retail

Banking

                                     Sector, Chase

Manhattan

                                     Bank; Senior

Vice

                                     President, Marine

Midland

                                     Bank; Vice President,
                                     Citibank;
Assistant

                                     Professor of Banking

and

                                     Finance, Frank G.
Zarb

                                     School of Business,
                                     Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#   Director or Trustee
of                $1,665.92   $128,455.37 for the
Birth Date: December 20, 1932        the Federated
Fund                                Corporation and 43 other
President, Duquesne University       Complex; President,
Law                           investment companies in
Pittsburgh, PA                       Professor,
Duquesne                               the Fund Complex
DIRECTOR                             University;
Consulting
                                     Partner, Mollica & Murray;
                                     Director, Michael
Baker

                                     Corp. (engineering,
                                     construction,
operations

                                     and technical services).
                                     Previous Positions:
Dean

                                     and Professor of Law,
                                     University of
Pittsburgh

                                     School of Law; Dean

and

                                     Professor of Law,
                                     Villanova
University

                                     School of Law.
MARJORIE P. SMUTS                    Director or Trustee of
the            $1,514.23   $116,760.63 for the
Birth Date: June 21, 1935            Federated Fund
Complex;                           Corporation and 43 other
4905 Bayard Street                   Public
Relations/                                 investment companies in
Pittsburgh, PA

Marketing/Conference                              the Fund
Complex
DIRECTOR                             Planning.
                                     Previous Positions:
                                     National Spokesperson,
                                     Aluminum Company
of

                                     America;
television

                                     producer; business owner.
JOHN S. WALSH++                      Director or Trustee of
some                  $0   $94,536.85 for the
Birth Date: November 28, 1957        of the Federated
Fund                             Corporation and 39 other
2007 Sherwood Drive                  Complex; President
and                            investment companies in
Valparaiso, IN                       Director, Heat Wagon,
Inc.                        the Fund Complex
DIRECTOR                             (manufacturer
of
                                     construction

temporary

                                     heaters); President
and

                                     Director,
Manufacturers

                                     Products, Inc.
                                     (distributor of
portable

                                     construction heaters);
                                     President, Portable

Heater

                                     Parts, a division

of

                                     Manufacturers Products,
                                     Inc.; Director, Walsh
&
                                     Kelly, Inc. (heavy
highway

                                     contractor); formerly:
                                     Vice President, Walsh

&
                                     Kelly, Inc.
J. CHRISTOPHER DONAHUE+*             President or
Executive                       $0   $0 for the Corporation and
Birth Date: April 11, 1949           Vice President of
the                             30 other investment
Federated Investors Tower            Federated Fund
Complex;                           companies in the Fund
1001 Liberty Avenue                  Director or Trustee of
some                       Complex
Pittsburgh, PA                       of the Funds in
the
EXECUTIVE VICE PRESIDENT             Federated Fund Complex;
AND DIRECTOR                         President, Chief
Executive
                                     Officer and Director,
                                     Federated Investors, Inc.;
                                     President, Chief
Executive

                                     Officer and Trustee,
                                     Federated
Investment

                                     Management Company;
                                     Trustee,
Federated

                                     Investment Counseling;
                                     President, Chief
Executive

                                     Officer and Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp.; President and

Chief

                                     Executive Officer,
                                     Passport Research, Ltd.;
                                     Trustee,
Federated

                                     Shareholder

Services

                                     Company; Director,
                                     Federated
Services

                                     Company; formerly:
                                     President,
Federated

                                     Investment Counseling.
EDWARD C. GONZALES                   President, Executive
Vice                    $0   $0 for the Corporation and
Birth Date: October 22, 1930         President and Treasurer
of                        42 other investment
Federated Investors Tower            some of the Funds in
the                          company in the Fund Complex
1001 Liberty Avenue                  Federated Fund Complex;
Pittsburgh, PA                       Vice Chairman,
Federated
EXECITIVE VICE PRESIDENT             Investors, Inc.; Trustee,
                                     Federated

Administrative

                                     Services; formerly:
                                     Trustee or Director of
some

                                     of the Funds in
the

                                     Federated Fund Complex;
                                     CEO and Chairman,
                                     Federated
Administrative

                                     Services; Vice President,
                                     Federated
Investment

                                     Management Company,
                                     Federated
Investment

                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.
and

                                     Passport Research, Ltd.;
                                     Director and
Executive

                                     Vice President,
Federated

                                     Securities Corp.;
                                     Director,
Federated

                                     Services Company; Trustee,
                                     Federated
Shareholder

                                     Services Company.
JOHN W. MCGONIGLE                    Executive Vice
President                     $0   $0 for the Corporation and
Birth Date: October 26, 1938         and Secretary of
the                              43 other investment
Federated Investors Tower            Federated Fund
Complex;                           companies in the Fund
1001 Liberty Avenue                  Executive Vice
President,                         Complex
Pittsburgh, PA                       Secretary and Director,
EXECITIVE VICE PRESIDENT             Federated Investors, Inc.;
AND SECRETARY                        formerly: Trustee,
                                     Federated

Investment

                                     Management Company

and

                                     Federated

Investment

                                     Counseling; Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp., Federated

Services

                                     Company and

Federated

                                     Securities Corp.
RICHARD J. THOMAS                    Treasurer of the
Federated                   $0   $0 for the Corporation and
Birth Date: June 17, 1954            Fund Complex; Senior
Vice                         43 other investment
Federated Investors Tower            President,
Federated                              companies in the Fund
1001 Liberty Avenue                  Administrative
Services;                          Complex
Pittsburgh, PA                       formerly: Vice President,
TREASURER                            Federated
Administrative
                                     Services; held

various

                                     management

positions

                                     within Funds

Financial

                                     Services Division

of

                                     Federated Investors, Inc.

NAME
TOTAL

BIRTH DATE
AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS
FROM CORPORATION   AND FUND COMPLEX
RICHARD B. FISHER                    President or
Vice                            $0   $0 for the Corporation and
Birth Date: May 17, 1923             President of some of
the                          41 other investment
Federated Investors Tower            Funds in the Federated
Fund                       companies in the Fund
1001 Liberty Avenue                  Complex; Vice
Chairman,                           Complex
Pittsburgh, PA                       Federated Investors, Inc.;
PRESIDENT                            Chairman,
Federated
                                     Securities Corp.;
                                     formerly: Director
or

                                     Trustee of some of
the

                                     Funds in the Federated

Fund

                                     Complex,; Executive

Vice

                                     President,
Federated

                                     Investors, Inc.
and

                                     Director and

Chief

                                     Executive Officer,
                                     Federated Securities Corp.
HENRY A. FRANTZEN                    Chief Investment
Officer                     $0   $0 for the Corporation and
Birth Date: November 28, 1942        of this Fund and
various                          2 other investment
Federated Investors Tower            other Funds in
the                                companies in the Fund
1001 Liberty Avenue                  Federated Fund
Complex;                           Complex
Pittsburgh, PA                       Executive Vice President,
CHIEF INVESTMENT OFFICER             Federated
Investment
                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.,
                                     Federated
Investment

                                     Management Company

and

                                     Passport Research, Ltd.;
                                     Director, Federated
Global

                                     Investment

Management

                                     Corp. and Federated
                                     Investment Management
                                     Company; Registered
                                     Representative, Federated
                                     Securities Corp.; Vice
                                     President, Federated
                                     Investors, Inc.; formerly:
                                     Executive Vice President,
                                     Federated Investment
                                     Counseling Institutional
                                     Portfolio Management
                                     Services Division; Chief
                                     Investment Officer/
                                     Manager, International
                                     Equities, Brown Brothers
                                     Harriman & Co.; Managing
                                     Director, BBH Investment
                                     Management Limited.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messrs. Cunningham and Walsh became members of the Board of Directors on
January 1, 2000. They did not receive any fees as of the fiscal year end of the Company.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended, November 30, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $3,647,892 for which the Fund paid $58,194 in brokerage commissions.

On November 30, 1999, the Fund owned securities of the following regular broker/dealers: HSBC Holdings PLC, $353,000, Banque Nationale de Paris, $230,000, and Bear Stearns Cos., Inc., $72,000.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN



State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES




FOR THE YEAR ENDED NOVEMBER 30       1999          1998   1
Adviser Fee Earned                 $ 114,212     $  9,535
Adviser Fee Reduction                114,212        9,535
Brokerage Commissions                 61,252        9,366
Administrative Fee                   185,000       30,918
12B-1 FEE

Class A Shares                             0            -
Class B Shares                        47,432            -
Class C Shares                         5,007            -
SHAREHOLDER SERVICES FEE
Class A Shares                        11,073            -
Class B Shares                        15,810            -
Class C Shares                         1,669            -


1 For the period from September 30, 1998 (start of performance) to November 30, 1998.



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS



Total returns are given for the one-year and Start of Performance periods ended November 30, 1999.




                              START OF PERFORMANCE

                  1 YEAR   ON SEPTEMBER 30, 1998
CLASS A SHARES:
Total Return      4.76%    21.55%

                              START OF PERFORMANCE

                  1 YEAR   ON SEPTEMBER 30, 1998
CLASS B SHARES:
Total Return      4.46%    22.65%

                              START OF PERFORMANCE

                  1 YEAR   ON SEPTEMBER 30, 1998
CLASS C SHARES:
Total Return      9.13%    26.73%




TOTAL RETURN



Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



PERFORMANCE COMPARISONS



Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

MSCI ALL COUNTRY WORLD FINANCE INDEX



MSCI All Country World Finance Index is a medium- to large-cap index comprising the banking, financial services, insurance and real estate industries, and is diversified across 46 countries and more than 400 companies.



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.



MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES



Morgan Stanley Capital International World Indices includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.



STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS

A composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



DOW JONES WORLD INDUSTRY INDEX

Or its component indices, including, among others, the utility sector.

THE NEW YORK STOCK EXCHANGE

Composite or component indices-unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

FINANCIAL TIMES ACTUARIES INDICES

Including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.

LIPPER-MUTUAL FUND PERFORMANCE ANALYSIS AND LIPPER-FIXED INCOME FUND PERFORMANCE ANALYSIS

Measure of total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

VALUE LINE MUTUAL FUND SURVEY

Published by Value Line Publishing, Inc.-analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is one, and ratings are effective for two weeks.

MUTUAL FUND SOURCE BOOK

Published by Morningstar, Inc.-analyzes price, yield, risk, and total return for equity and fixed income funds.

CDA MUTUAL FUND REPORT

Published by CDA Investment Technologies, Inc.-analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

VALUE LINE INDEX

An unmanaged index which follows the stocks of approximately 1,700 companies.

WILSHIRE 5000 EQUITY INDEX

Represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.



HISTORICAL DATA



Supplied by the research departments of First Boston Corporation, the
J. P.
Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner &
Smith,
Smith Barney Shearson and Bloomberg L.P.



FINANCIAL PUBLICATIONS



The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others-provide performance statistics over specified time periods.

CONSUMER PRICE INDEX (OR COST OF LIVING INDEX)

Published by the U.S. Bureau of Labor Statistics-a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STRATEGIC INSIGHT MUTUAL FUND RESEARCH AND CONSULTING

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS



In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



GOVERNMENT FUNDS



In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS



In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information



The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Global Financial Services Fund dated November 30, 1999.



Investment Ratings



STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS



AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED GLOBAL FINANCIAL SERVICES FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.

175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072









PROSPECTUS

Federated International Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

A mutual fund seeking long-term growth of capital by investing in shares of other mutual funds, the portfolios of which consist primarily of foreign equity securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

MARCH 31, 2000

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7

What Do Shares Cost?  10

How is the Fund Sold?  13

How to Purchase Shares  13

How to Redeem and Exchange Shares  15

Account and Share Information  18

Who Manages the Fund?  18

Financial Information  19



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long-term growth of capital. Any income received is incidental. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The fund pursues its investment objective by investing at least 65% of its assets in shares of other open-end management investment companies that invest primarily in foreign equity securities for which affiliates of Federated Investors, Inc. serve as Adviser and principal underwriter ("underlying funds"). The underlying funds in which the Fund will invest are:



Federated Asia Pacific Growth Fund



Federated Emerging Markets Fund



Federated European Growth Fund

Federated International Small Company Fund



Each underlying fund seeks to provide long-term growth of capital.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

CURRENCY RISKS

Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

RISKS OF FOREIGN INVESTING

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

LIQUIDITY RISKS



The non-investment grade securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.



EMERGING MARKETS RISKS

The Fund invests in emerging as well as developed markets in Asia and the Pacific Rim. Countries in emerging markets can have relatively unstable government economies based on only a few industries, and securities markets that trade a small number of issues.

RISKS RELATED TO COMPANY SIZE

Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 13% up to 65%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features 2 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999, The percentages noted are: 0.49% and 63.54%.

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 33.68% (quarter ended December 31, 1999). Its lowest quarterly return was (15.92%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares, Class B Shares, and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999.

The table shows the Fund's total returns averaged over a period of years relative to the Morgan Stanley Capital International All Country World Index (MSCI-ACW) and the Morgan Stanley Capital International Europe Australia Far East Index (MSCI-EAFE). The MSCI-ACW is a market capitalization-weighted securities index of the performance, by industry, of securities in the stock exchanges of 22 countries. The MSCI-EAFE is a market capitalization-weighted foreign securities index widely used to measure the performance of the European, Australian, New Zealand and Far Eastern stock markets. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.






CALENDAR PERIOD          CLASS A SHARES   CLASS B SHARES   CLASS C
SHARES   MSCI-ACW   MSCI-EAFE
1 Year                   54.59%           56.91%
61.53%           29.68%     26.96%
Start of Performance 1   12.87%           13.30%
14.76%           10.80%     14.20%




1 The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was July 1, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED INTERNATIONAL GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B, or C Shares.




SHAREHOLDER FEES
CLASS A   CLASS B   CLASS C

Fees Paid Directly From Your
Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage
of offering price)
5.50%     None      None

Maximum Deferred Sales Charge (Load) (as a percentage of
original
purchase price or redemption proceeds, as applicable)
0.00%     5.50%     1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price).
None      None      None
Redemption Fee (as a percentage of amount redeemed, if applicable)
None      None      None
Exchange Fee
None      None      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursement) 1 Expenses
That are Deducted From Fund Assets (as percentage of

average net assets)
Management Fee 2
N/A       N/A       N/A
Distribution (12b-1) Fee 3
0.25%     0.75%     0.75%
Shareholder Services Fee 4
0.25%     0.25%     0.25%
Other Expenses 5
1.31%     1.31%     1.31%
Total Annual Fund Operating Expenses
1.81%     2.31% 6   2.31%
1Although not contractually obligated to do so, the Adviser waived and reimbursed and the distributor and the shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

 Total Waivers and Reimbursement of Fund Expenses
1.74%     1.49%     1.49%
 Total Actual Annual Fund Operating Expenses
 (after waivers and reimbursement)
0.07%     0.82%     0.82%
2Because the Fund does not invest in individual securities at the present time, it pays the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund were paying or accruing the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets which are invested in individual stocks, bonds or money market instruments, and not on those assets invested in shares of the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in the underlying funds. The Fund did not pay or accrue the asset allocation fee during the fiscal year ended November
 30, 1999. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2000.

3Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1999. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending
 November 30, 2000.

4The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Class A, B and C
 Shares (after the voluntary waiver) was 0.00% for the fiscal year ended
 November 30, 1999.

5The Adviser voluntarily reimbursed certain operating expenses of the Fund. The
 Adviser can terminate this voluntary reimbursement at any time. Total Other
 Expenses paid by the Fund (after the voluntary reimbursement) was 0.07% for the fiscal year ended November 30, 1999.

6Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENT as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




SHARE CLASS                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A:
Expenses assuming redemption        $724    $1,088    $1,476     $2,560
Expenses assuming no redemption     $724    $1,088    $1,476     $2,560
CLASS B:
Expenses assuming redemption        $784    $1,121    $1,435     $2,521
Expenses assuming no redemption     $234    $  721    $1,235     $2,521
CLASS C:
Expenses assuming redemption        $334    $  721    $1,235     $2,646
Expenses assuming no redemption     $234    $  721    $1,235     $2,646




What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing at least 65% of its assets in shares of other open- end management investment companies that invest primarily in foreign equity securities for which affiliates of Federated Investors, Inc. serve as Adviser and principal underwriter ("underlying funds"). The underlying funds in which the Fund will invest are:



Federated Asia Pacific Growth Fund



Federated Emerging Markets Fund



Federated European Growth Fund

Federated International Small Company Fund



Each underlying fund seeks to provide long-term growth of capital.

The Adviser believes that holding a diversified portfolio of international equity funds may provide access to a wider range of companies, industries, countries and markets than would be available through any one underlying fund. The Adviser will allocate the Fund's assets across the underlying funds such that the Fund will be exposed to large and small capitalization stocks from both developed and emerging markets outside of the United States. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. All of the underlying funds emphasize investing for long-term growth at a reasonable price.

From time to time, the Adviser will alter the allocation percentages of the underlying funds based on market risk, economic fundamentals and unique market characteristics within the foreign markets and asset classes in which the underlying funds invest. Notwithstanding the foregoing, the Adviser does not adhere to an allocation formula in determining how much, if any, of the Fund's assets to allocate among the underlying funds. Under certain market conditions, it is possible that the Fund's assets may be allocated among less than all of the underlying funds.

In making its allocation decisions, the Adviser will first assess the relative attractiveness of geographic regions and individual countries. After identifying the most and least attractive regions or countries, consideration will be given to expected returns and risks before deciding which areas, if any, to overweight or underweight. By rebalancing the Fund through investment of the proceeds of new purchases into the Fund, by making purchases and sales among the shares of the underlying funds, or a combination of the two, the Adviser will continually manage the Fund's exposure to large and small capitalization stocks from both developed and emerging markets.



PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests at least 65% of its total assets in shares of the underlying funds as an efficient means of carrying out its investment policies. The principal securities in which the underlying funds invest are:

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with equity securities, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.



EQUITY SECURITIES



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the underlying funds may invest and in which the Fund may directly invest.



COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the Untied States may issue securities comparable to common or preferred stock.

DEPOSITARY RECEIPTS



Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the underlying fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.

What are the Specific Risks of Investing in the Fund?

The specific risks associated with foreign securities are as follows:

STOCK MARKET RISKS



The foreign exchanges on which foreign securities may be listed for trading may be less developed technologically or less regulated than those in the United States, possibly increasing the volatility and decreasing the efficiency of those markets. In addition, the value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to limit market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



CURRENCY RISKS



Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

The underlying funds may make significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar may have a significant impact on the value of the Fund's investments.

With the advent of the euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.



RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S.

companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.



Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.



CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS



Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States.

Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.



LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

REGIONAL RISKS

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American or Asian or Pacific Rim countries. For example, some of the currencies of these countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.

Although there is a trend toward less government involvement in commerce, governments of many Latin American, Asian or Pacific Rim countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American, Asian or Pacific Rim countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.



Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. In the event of any of these occurrences, the securities held by the underlying funds could be negatively impacted, thereby negatively impacting the net asset values of the underlying funds and, consequently, the Fund itself.



RISKS RELATED TO COMPANY SIZE



The Fund invests in underlying Funds which, in turn, invest in companies with various market capitalizations, including small companies with less than $1.5 billion in market capitalization. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.



Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.



EXPENSES OF THE FUND

As an investor in the Fund, you should recognize that you may invest directly in underlying funds and that, by investing in underlying funds indirectly through the Fund, you will bear not only your proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the underlying funds. In addition, you will bear your proportionate share of expenses, if any, related to the distribution of the Fund's shares, and also may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. You also will bear your proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the underlying funds.

Finally, you should recognize that, as a result of the Fund's policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.



What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.



NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the- counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                                MAXIMUM SALES CHARGE
                 MINIMUM

                 INITIAL/                  CONTINGENT
                 SUBSEQUENT    FRONT-END   DEFERRED
                 INVESTMENT    SALES       SALES
SHARES OFFERED   AMOUNTS 1     CHARGE 2    CHARGE 3
Class A          $1,500/$100   5.50%       0.00%
Class B          $1,500/$100   None        5.50%
Class C          $1,500/$100   None        1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE




CLASS A SHARES
                                    Sales Charge
                                    as a Percentage   Sales Charge
                                    of Public         as a Percentage

Purchase Amount                     Offering Price    of NAV
Less than $50,000                   5.50%             5.82%
$50,000 but less than $100,000      4.50%             4.71%
$100,000 but less than $250,000     3.75%             3.90%
$250,000 but less than $500,000     2.50%             2.56%
$500,000 but less than $1 million   2.00%             2.04%
$1 million or greater 1             0.00%             0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



CLASS A

SHARES


A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS B

SHARES

Shares Held Up
To:

CDSC

1

Year

5.50%

2

Years

4.75%

3

Years

4.00%

4

Years

3.00%

5

Years

2.00%

6

Years

1.00%

7 Years or
More

0.00%

CLASS C

SHARES


You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged; and

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

ALEXANDRE DE BETHMANN



Alexandre de Bethmann has been the portfolio manager of Federated Asia Pacific Growth Fund since its inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's
Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities
Fund from 1994 to 1995. Mr. De Bethmann is a Chartered Financial
Analyst.
He received his M.B.A. in Finance from Duke University.



HENRY A. FRANTZEN

Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.



ADVISER FEES

The Adviser is entitled to an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. This adviser fee applies only to assets which are invested in individual stocks, bonds or money market instruments and not to those assets invested in the underlying funds. Because the Fund does not invest in individual securities at the present time, it pays the Adviser no advisory fee.

The investment adviser fees of the underlying funds are not included in the Fund's adviser fee. There are separate investment adviser fees paid by each underlying fund. You would not incur the Fund's expenses if you were to invest in the underlying funds directly.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED NOVEMBER 30           1999               1998         1997
1


NET ASSET VALUE, BEGINNING
OF PERIOD                     $  8.38            $  8.73
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                  0.07               0.04 2      (0.01)
Net realized and
unrealized gain (loss) on
investments                      3.96              (0.33)       (1.26)
TOTAL FROM INVESTMENT
OPERATIONS                       4.03              (0.29)       (1.27)
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.06)             (0.06)           -
NET ASSET VALUE, END OF
PERIOD                         $12.35            $  8.38       $
8.73
TOTAL RETURN 3                  48.44%             (3.37%)     (12.70%)

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         0.07%              0.08%        0.07% 4
Net investment income (net
operating loss)                  0.65%              0.51%       (0.01%)
4

Expense

waiver/reimbursement 5           1.49%              1.92%        4.32% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $39,386            $19,440
$10,562

Portfolio turnover                 12%                31%           3%


1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.



Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED NOVEMBER 30           1999        1998         1997 1
NET ASSET VALUE, BEGINNING
OF PERIOD                     $  8.31     $  8.71       $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss              (0.00) 2    (0.02) 3     (0.01)
Net realized and
unrealized gain (loss) on
investments                      3.93       (0.34)       (1.28)
TOTAL FROM INVESTMENT
OPERATIONS                       3.93       (0.36)       (1.29)
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.00) 2    (0.04)           -
NET ASSET VALUE, END OF
PERIOD                         $12.24     $  8.31      $  8.71
TOTAL RETURN 4                  47.33%      (4.14%)     (12.90%)

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         0.82%       0.83%        0.82% 5
Net operating loss              (0.10%)     (0.24%)      (0.77%) 5
Expense
waiver/reimbursement 6           1.49%       1.92%        2.78% 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $12,317      $8,212       $5,036
Portfolio turnover                 12%         31%           3%


1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share amount does not round to $(0.01).

3 Per share information is based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED NOVEMBER 30           1999        1998       1997 1
NET ASSET VALUE, BEGINNING
OF PERIOD                     $  8.33     $  8.72     $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss              (0.00) 2    (0.02) 3   (0.01)
Net realized and
unrealized gain (loss) on
investments                      3.95       (0.33)     (1.27)
TOTAL FROM INVESTMENT
OPERATIONS                       3.95       (0.35)     (1.28)
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.00) 2    (0.04)         -
NET ASSET VALUE, END OF
PERIOD                         $12.28     $  8.33    $  8.72
TOTAL RETURN 4                  47.45%      (3.99%)   (12.80%)

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         0.82%       0.83%      0.82% 5
Net operating loss              (0.10%)     (0.24%)    (0.77%) 5
Expense
waiver/reimbursement 6           1.49%       1.92%      2.69% 5
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                  $2,284      $1,154       $680
Portfolio turnover                 12%         31%         3%


1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share amount does not round to $(0.01).

3 Per share information is based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.


 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated International Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Federated International Growth Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-7141

Cusip 981487739

(Effective April 3, 2000, the Cusip number will be 31428U813)

Cusip 981487721

(Effective April 3, 2000, the Cusip number will be 31428U797)

Cusip 981487713

(Effective April 3, 2000, the Cusip number will be 31428U789)


G02118-01-ABC (3/00)  513048


 [Graphic]








STATEMENT OF ADDITIONAL INFORMATION
Federated International Growth Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated International Growth Fund
(Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000



 [Graphic]
 Federated

 World-Class Investment Manager
 Federated International Growth Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

G02118-02 (3/00)



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CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  6

How is the Fund Sold?  6

Exchanging Securities for Shares  7

Subaccounting Services  8

Redemption in Kind  8

Account and Share Information  8

Tax Information  9

Who Manages and Provides Services to the Fund?  10

How Does the Fund Measure Performance?  13

Who is Federated Investors, Inc.?  15

Financial Information  16

Investment Ratings  16

Addresses  18



How is the Fund Organized?



The Fund is a diversified portfolio of Federated World Investment
Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On
January 19, 2000, the corporation changed its name from World
Investment
Series, Inc. to Federated World Investment Series, Inc.



The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares, and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests



The Fund invests a significant portion of its assets in securities of other investment companies as an efficient means of carrying out its investment policies. In pursuing its investment strategy, the Fund may also invest directly in the following securities for any purpose that is consistent with its investment objective.



FOREIGN EQUITY SECURITIES

Foreign equity securities are equity securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign equity securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.



The following describes the types of equity securities in which the Fund invests and in which the Fund may directly invest.



COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

DEPOSITARY RECEIPTS



Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades and the Fund may also do so when investing directly in foreign securities. In a spot trade, the underlying funds or, in the case of a direct investment, the Fund agrees to exchange one currency for another at the current exchange rate. The underlying funds or the Fund in the case of a direct investment, may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate.

Use of these derivative contracts may increase or decrease the underlying funds' or the Fund in the case of a direct investment, exposure to currency risks.

WARRANTS

Warrants give the owner the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The owner of the warrant may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

The Fund may trade in the following types of derivative contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy call options on foreign currencies, securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset; and

* Buy put options on foreign currencies, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

The Fund may also write call options on foreign currencies, securities indices and future contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on foreign currencies, securities indices and future contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

BOND MARKET RISKS



* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.



* Interest rate changes have a greater effect on the price of a fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.



FUNDAMENTAL INVESTMENT OBJECTIVE



The Fund's investment objective is to provide long-term growth of capital. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase under normal market conditions and are based on a percentage of the Fund's net assets unless otherwise noted.



BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

CONCENTRATION

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in investment company securities. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



INVESTING IN COMMODITIES

The Fund may not purchases or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



LENDING



The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its securities, under the circumstances where it may be considered to be an underwriter under the Securities Act of 1933.



DIVERSIFICATION



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD
AND
BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED

BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE
NOTIFIED
BEFORE ANY MATERIAL CHANGES IN THESE LIMITATIONS BECOMES EFFECTIVE.

CONCENTRATION

In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

PURCHASES ON MARGIN



The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



INVESTING IN COMMODITIES

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

ILLIQUID SECURITIES



The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;



* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;



* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the
Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

The underlying funds in which the Fund may invest value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Board of the underlying funds may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.



TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the underlying funds in which the Fund may invest value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor
(Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES



The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.



SUPPLEMENTAL PAYMENTS



Investment professionals (such as broker dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based on such factors as the number or value of Shares the investment professional may sell, the value of client assets invested, and/or the type and nature of sales or marketing support furnished by the investment professional.



When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:




                        ADVANCE PAYMENTS
                               AS A PERCENTAGE OF

AMOUNT                   PUBLIC OFFERING PRICE
First $1 - $5 million 0.75% Next $5 - $20 million 0.50% Over $20 million 0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front- end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.

The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares:

Edward Jones & Co., Maryland Heights, Missouri, owned approximately 1,083,934 shares (28.12%); Charles Schwab & Co., Inc., San Francisco, California, owned approximately 215,968 shares (5.60%); Enterprise Trust &
Investment Co., Los Gatos, California, owned approximately 1,109,914 shares (28.79%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares:

Edward Jones & Co., Maryland Heights, Missouri, owned approximately 241,212 shares (18.67%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares:

Edward Jones & Co., Maryland Heights, Missouri, owned approximately 36,471 shares (12.65%); MLPF&S for the Sole Benefit of Its Customers, Jacksonville, Florida, owned approximately 23,454 shares (8.14%); Donaldson Lufkin Jenrette, Jersey City, New Jersey, owned approximately 40,686 shares (14.11%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned approximately 39,327 (1.02%) of the Fund's outstanding Class A Shares.




NAME

Aggregate      Total

BIRTH DATE
Compensation   Compensation

ADDRESS                                  PRINCIPAL OCCUPATIONS
From           From Corporation

POSITION WITH CORPORATION                FOR PAST FIVE YEARS
Corporation    and Fund Complex
JOHN F. DONAHUE*+#                       Chief Executive
Officer                  $0   $0 for the
Birth Date: July 28, 1924                and Director or Trustee
of                    Corporation and
Federated Investors Tower                the Federated
Fund                            43 other investment
1001 Liberty Avenue                      Complex; Chairman
and                         companies in the
Pittsburgh, PA                           Director,
Federated                           Fund Complex
DIRECTOR AND CHAIRMAN                    Investors, Inc.; Chairman,
                                         Federated

Investment

                                         Management Company,
                                         Federated
Global

                                         Investment

Management

                                         Corp. and

Passport

                                         Research, Ltd.; formerly:
                                         Trustee,
Federated

                                         Investment

Management

                                         Company and Chairman

and

                                         Director,
Federated

                                         Investment Counseling.
THOMAS G. BIGLEY                         Director or Trustee
of            $1,514.23   $116,760.63 for the
Birth Date: February 3, 1934             the Federated
Fund                            Corporation and
15 Old Timber Trail                      Complex; Director,
Member                     43 other investment
Pittsburgh, PA                           of Executive
Committee,                       companies in the
DIRECTOR                                 Children's Hospital
of                        Fund Complex
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel
conduits/
                                         computer

storage

                                         equipment); formerly:
                                         Senior Partner, Ernst

&
                                         Young LLP; Director,
MED

                                         3000 Group, Inc.
                                         (physician
practice

                                         management); Director,
                                         Member of
Executive

                                         Committee, University

of

                                         Pittsburgh.
JOHN T. CONROY, JR.                      Director or Trustee of
the        $1,665.92   $128,455.37 for the
Birth Date: June 23, 1937                Federated Fund
Complex;                       Corporation and
Grubb & Ellis/Investment                 President,
Investment                         43 other investment
Properties Corporation                   Properties
Corporation;                       companies in the
Wood/Commercial Dept.                    Senior Vice
President,                        Fund Complex
John R. Wood Associates, Inc. Realtors   John R. Wood
and
3201 Tamiami Trail North                 Associates, Inc.,
Naples, FL                               Realtors; Partner
or
DIRECTOR                                 Trustee in private
real
                                         estate ventures
in

                                         Southwest Florida;
                                         formerly: President,
                                         Naples
Property

                                         Management, Inc.
and

                                         Northgate

Village

                                         Development Corporation.
NICHOLAS CONSTANTAKIS                    Director or Trustee of
the        $1,514.23   $73,191.21 for the
Birth Date: September 3, 1939            Federated Fund
Complex;                       Corporation and
175 Woodshire Drive                      Director, Michael
Baker                       37 other investment
Pittsburgh, PA                           Corporation
(engineering,                     companies in the
DIRECTOR                                 construction,
operations                      Fund Complex
                                         and technical services);
                                         formerly: Partner,
                                         Andersen Worldwide SC.
JOHN F. CUNNINGHAM++                     Director or Trustee of
some              $0   $93,190.48 for the
Birth Date: March 5, 1943                of the Federated
Fund                         Corporation and
353 El Brillo Way                        Complex;
Chairman,                            37 other investment
Palm Beach, FL                           President and
Chief                           companies in the
DIRECTOR                                 Executive
Officer,                            Fund Complex
                                         Cunningham & Co., Inc.
                                         (strategic
business

                                         consulting);
Trustee

                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications
and

                                         EMC Corporation

(computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board
and

                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and
Chief

                                         Operating Officer,
Wang

                                         Laboratories; Director,
                                         First National Bank
of

                                         Boston; Director,
Apollo

                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of
the        $1,514.23   $116,760.63 for the
Birth Date: October 11, 1932             Federated Fund
Complex;                       Corporation and
3471 Fifth Avenue                        Professor of
Medicine,                        43 other investment
Suite 1111                               University of
Pittsburgh;                     companies in the
Pittsburgh, PA                           Medical
Director,                             Fund Complex
DIRECTOR                                 University of
Pittsburgh
                                         Medical Center - Downtown;
                                         Hematologist, Oncologist,
                                         and Internist,
University

                                         of Pittsburgh

Medical

                                         Center; Member,
National

                                         Board of Trustees,
                                         Leukemia Society
of

                                         America.
PETER E. MADDEN                          Director or Trustee of
the        $1,429.52   $109,153.60 for the
Birth Date: March 16, 1942               Federated Fund
Complex;                       Corporation and
One Royal Palm Way                       formerly:
Representative,                     43 other investment
100 Royal Palm Way                       Commonwealth
of                               companies in the
Palm Beach, FL                           Massachusetts
General                         Fund Complex
DIRECTOR                                 Court; President,
State
                                         Street Bank and

Trust

                                         Company and State

Street

                                         Corporation.
                                         Previous Positions:
                                         Director, VISA USA and
VISA

                                         International;
Chairman

                                         and Director,
                                         Massachusetts
Bankers

                                         Association; Director,
                                         Depository
Trust

                                         Corporation; Director,
The

                                         Boston Stock Exchange.

NAME

Aggregate      Total

BIRTH DATE
Compensation   Compensation

ADDRESS                                  PRINCIPAL OCCUPATIONS
From           From Corporation

POSITION WITH CORPORATION                FOR PAST FIVE YEARS
Corporation    and Fund Complex
CHARLES F. MANSFIELD, JR.                Director or Trustee of
some       $1,595.28   $102,573.91 for the
Birth Date: April 10, 1945               of the Federated
Fund                         Corporation and
80 South Road                            Complex; Executive
Vice                       40 other investment
Westhampton Beach, NY                    President, Legal
and                          companies in the
DIRECTOR                                 External Affairs,
Dugan                       Fund Complex
                                         Valva Contess, Inc.
                                         (marketing,
                                         communications,
technology

                                         and consulting); formerly:
                                         Management Consultant.
                                         Previous Positions:
Chief

                                         Executive Officer,
PBTC

                                         International Bank;
                                         Partner, Arthur Young
&
                                         Company (now Ernst &
Young

                                         LLP); Chief
Financial

                                         Officer of Retail

Banking

                                         Sector, Chase

Manhattan

                                         Bank; Senior

Vice

                                         President, Marine

Midland

                                         Bank; Vice President,
                                         Citibank;
Assistant

                                         Professor of Banking

and

                                         Finance, Frank G.
Zarb

                                         School of Business,
                                         Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee
of            $1,665.92   $128,455.37 for the
Birth Date: December 20, 1932            the Federated
Fund                            Corporation and
President, Duquesne University           Complex; President,
Law                       43 other investment
Pittsburgh, PA                           Professor,
Duquesne                           companies in the
DIRECTOR                                 University;
Consulting                        Fund Complex
                                         Partner, Mollica & Murray;
                                         Director, Michael
Baker

                                         Corp. (engineering,
                                         construction,
operations

                                         and technical services).
                                         Previous Positions:
Dean

                                         and Professor of Law,
                                         University of
Pittsburgh

                                         School of Law; Dean

and

                                         Professor of Law,
                                         Villanova
University

                                         School of Law.
MARJORIE P. SMUTS                        Director or Trustee of
the        $1,514.23   $116,760.63 for the
Birth Date: June 21, 1935                Federated Fund
Complex;                       Corporation and
4905 Bayard Street                       Public
Relations/                             43 other investment
Pittsburgh, PA

Marketing/Conference                          companies in the
DIRECTOR                                 Planning.  Fund Complex
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company
of

                                         America;
television

                                         producer; business owner.
JOHN S. WALSH++                          Director or Trustee of
some              $0   $94,536.85 for the
Birth Date: November 28, 1957            of the Federated
Fund                         Corporation and
2007 Sherwood Drive                      Complex; President
and                        39 other investment
Valparaiso, IN                           Director, Heat Wagon,
Inc.                    companies in the
DIRECTOR                                 (manufacturer
of                              Fund Complex
                                         construction

temporary

                                         heaters); President
and

                                         Director,
Manufacturers

                                         Products, Inc.
                                         (distributor of
portable

                                         construction heaters);
                                         President, Portable

Heater

                                         Parts, a division

of

                                         Manufacturers Products,
                                         Inc.; Director, Walsh
&
                                         Kelly, Inc. (heavy
highway

                                         contractor); formerly:
                                         Vice President, Walsh

&
                                         Kelly, Inc.
J. CHRISTOPHER DONAHUE+*                 President or
Executive                   $0   $0 for the
Birth Date: April 11, 1949               Vice President of
the                         Corporation and
Federated Investors Tower                Federated Fund
Complex;                       30 other investment
1001 Liberty Avenue                      Director or Trustee of
some                   companies in the
Pittsburgh, PA                           of the Funds in
the                           Fund Complex
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
AND DIRECTOR                             President, Chief
Executive
                                         Officer and Director,
                                         Federated Investors, Inc.;
                                         President, Chief
Executive

                                         Officer and Trustee,
                                         Federated
Investment

                                         Management Company;
                                         Trustee,
Federated

                                         Investment Counseling;
                                         President, Chief
Executive

                                         Officer and Director,
                                         Federated
Global

                                         Investment

Management

                                         Corp.; President and

Chief

                                         Executive Officer,
                                         Passport Research, Ltd.;
                                         Trustee,
Federated

                                         Shareholder

Services

                                         Company;
                                         Director,
Federated

                                         Services Company;
                                         formerly: President,
                                         Federated
Investment

                                         Counseling.
EDWARD C. GONZALES                       President, Executive
Vice                $0   $0 for the
Birth Date: October 22, 1930             President and Treasurer
of                    Corporation and
Federated Investors Tower                some of the Funds in
the                      42 other investment
1001 Liberty Avenue                      Federated Fund
Complex;                       company in the
Pittsburgh, PA                           Vice Chairman,
Federated                      Fund Complex
EXECUTIVE VICE PRESIDENT                 Investors, Inc.; Trustee,
                                         Federated

Administrative

                                         Services; formerly:
                                         Trustee or Director of
some

                                         of the Funds in
the

                                         Federated Fund Complex;
                                         CEO and Chairman,
                                         Federated
Administrative

                                         Services; Vice President,
                                         Federated
Investment

                                         Management Company,
                                         Federated
Investment

                                         Counseling,
Federated

                                         Global

Investment

                                         Management Corp.
and

                                         Passport Research, Ltd.;
                                         Director and
Executive

                                         Vice President,
Federated

                                         Securities Corp.;
                                         Director,
Federated

                                         Services Company; Trustee,
                                         Federated
Shareholder

                                         Services Company.
JOHN W. MCGONIGLE                        Executive Vice
President                 $0   $0 for the
Birth Date: October 26, 1938             and Secretary of
the                          Corporation and
Federated Investors Tower                Federated Fund
Complex;                       43 other investment
1001 Liberty Avenue                      Executive Vice
President,                     companies in the
Pittsburgh, PA                           Secretary and
Director,                       Fund Complex
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
AND SECRETARY                            formerly, Trustee,
                                         Federated

Investment

                                         Management Company

and

                                         Federated

Investment

                                         Counseling; Director,
                                         Federated
Global

                                         Investment

Management

                                         Corp, Federated

Services

                                         Company and

Federated

                                         Securities Corp.
RICHARD J. THOMAS                        Treasurer of the
Federated               $0   $0 for the
Birth Date: June 17, 1954                Fund Complex; Senior
Vice                     Corporation and
Federated Investors Tower                President,
Federated                          43 other investment
1001 Liberty Avenue                      Administrative
Services;                      companies in the
Pittsburgh, PA                           formerly: Vice
President,                     Fund Complex
TREASURER                                Federated
Administrative
                                         Services; held

various

                                         management

positions

                                         within Funds

Financial

                                         Services Division

of

                                         Federated Investors, Inc.

NAME

Aggregate      Total

BIRTH DATE
Compensation   Compensation

ADDRESS                                  PRINCIPAL OCCUPATIONS
From           From Corporation

POSITION WITH CORPORATION                FOR PAST FIVE YEARS
Corporation    and Fund Complex
RICHARD B. FISHER                        President or
Vice                        $0   $0 for the
Birth Date: May 17, 1923                 President of some of
the                      Corporation and
Federated Investors Tower                Funds in the Federated
Fund                   41 other investment
1001 Liberty Avenue                      Complex; Vice
Chairman,                       companies in the
Pittsburgh, PA                           Federated Investors,
Inc.;                    Fund Complex
PRESIDENT                                Chairman,
Federated
                                         Securities Corp.;
                                         formerly: Director
or

                                         Trustee of some of
the

                                         Funds in the Federated

Fund

                                         Complex,; Executive

Vice

                                         President,
Federated

                                         Investors, Inc.
and

                                         Director and

Chief

                                         Executive Officer,
                                         Federated Securities Corp.
HENRY A. FRANTZEN                        Chief Investment
Officer                 $0   $0 for the
Birth Date: November 28, 1942            of this Fund and
various                      Corporation and
Federated Investors Tower                other Funds in
the                            2 other investment
1001 Liberty Avenue                      Federated Fund
Complex;                       companies in the
Pittsburgh, PA                           Executive Vice
President,                     Fund Complex
CHIEF INVESTMENT OFFICER                 Federated
Investment
                                         Counseling,
Federated

                                         Global

Investment

                                         Management Corp.,
                                         Federated
Investment

                                         Management Company

and

                                         Passport Research, Ltd.;
                                         Director, Federated
Global

                                         Investment

Management

                                         Corp., and

Federated

Investment

                                         Management Company;
                                         Registered Representative,
                                         Federated Securities
                                         Corp.; Vice President,
                                         Federated Investors, Inc.;
                                         formerly: Executive Vice
                                         President, Federated
                                         Investment Counseling
                                         Institutional Portfolio
                                         Management Services
                                         Division; Chief Investment
                                         Officer/Manager,
                                         International Equities,
                                         Brown Brothers Harriman &
                                         Co.; Managing Director,
                                         BBH Investment Management
                                         Limited.




* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.



++ Messrs. Cunningham and Walsh became members of the Board of Directors on
January 1, 2000. They did not receive any fees as of the fiscal year end of the Corporation.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING



As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN



State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES






FOR THE YEAR ENDED NOVEMBER 30   1999           1998         1997
Adviser Fee Earned               $      0       $      0     $     0
Adviser Fee Reduction                   0              0           0
Brokerage Commissions                   0              0           0
Administrative Fee                185,000        185,000      77,041
12B-1 FEE

Class A Shares                          0              -           -
Class B Shares                     68,658              -           -
Class C Shares                     10,337              -           -
SHAREHOLDER SERVICES FEE                               -
Class A Shares                          0              -           -
Class B Shares                          0              -           -
Class C Shares                          0              -           -




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS



Total returns are given for the one-year and Start of Performance periods ended November 30, 1999.






SHARE CLASS       1 YEAR   START OF PERFORMANCE
                           ON JULY 1, 1997
CLASS A SHARES:
Total Return      40.24%   7.22%

CLASS B SHARES:
Total Return      41.83%   7.46%

CLASS C SHARES:
Total Return      46.45%   9.10%




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



PERFORMANCE COMPARISONS



Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.



MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST
(EAFE) INDEX



Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.



MORGAN STANLEY CAPITAL INTERNATIONAL LATIN AMERICA EMERGING MARKET
INDICES



Morgan Stanley Capital International Latin America Emerging Market Indices includes the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.



STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
500)

Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

FINANCIAL TIMES ACTUARIES/STANDARD AND POOR'S WORLD (EX U.S.) MID/
SMALL CAP INDEX

A total return, market cap-weighted index of companies from 25 countries.

FINANCIAL TIMES ACTUARIES INDICES



Financial Times Actuaries Indices includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.



MORNINGSTAR, INC.



Morningstar, Inc. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information



The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated International Growth Fund dated November

30,
1999.



Investment Ratings



STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS



AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED INTERNATIONAL GROWTH FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.

175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072








PROSPECTUS

Federated International High Income Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

A mutual fund seeking a high level of current income and a secondary objective of capital appreciation by investing primarily in government and corporate debt obligations of issuers in emerging market countries and developed foreign countries.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

MARCH 31, 2000

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  4

What are the Fund's Investment Strategies?  5

What are the Principal Securities in Which the

Fund Invests?  7

What are the Specific Risks of Investing in the Fund?  9

What Do Shares Cost?  12

How is the Fund Sold?  15

How to Purchase Shares  16

How to Redeem and Exchange Shares  18

Account and Share Information  21

Who Manages the Fund?  22

Financial Information  23



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars and the Fund may invest in securities of any duration. The Adviser looks primarily for securities offering higher interest rates. In implementing this strategy, the Adviser will invest in emerging market countries as well as developed countries. Many emerging market countries and corporations issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets. There is no minimum rating standard for the Fund's securities. The Fund does not limit the amount it may invest in securities rated below investment grade.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

CURRENCY RISKS



Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.



BOND MARKET RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

There the actual or perceived risk that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

RISKS OF FOREIGN INVESTING

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

LIQUIDITY RISKS



The non-investment grade securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES



The Fund may invest a portion of its assets in securities rated below investment grade which generally are subject to greater interest rate, credit and liquidity risks than investment grade securities.



EMERGING MARKETS RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]



The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class B Shares highest quarterly return was 11.47% (quarter ended December 31, 1998). Its lowest quarterly return was (15.84%) (quarter ended September 30, 1998).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the JP Morgan Emerging Market Bond Index (JPM-EMB), a broad-based market index. The JPM-EMB tracks the total returns of external currency debt instruments of 14 emerging market countries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



                          CLASS A    CLASS B    CLASS C    JPM-
CALENDAR PERIOD           SHARES     SHARES     SHARES     EMB
1 Year                    5.90%      4.51%      9.00%      25.97%
Start of Performance 1    2.00%      1.98%      2.67%       8.10%



1 The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was October 2, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED INTERNATIONAL HIGH INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B, or C Shares.


SHAREHOLDER FEES                    CLASS A   CLASS B   CLASS C
Fees Paid Directly From
Your
Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                  4.50%     None      None
Maximum Deferred
Sales
Charge (Load) (as
a
percentage of
original
purchase price
or
redemption proceeds,
as
applicable)                         0.00%     5.50%     1.00%
Maximum Sales
Charge
(Load) Imposed
on
Reinvested Dividends
(and
other Distributions) (as
a
percentage of
offering
price)                              None      None      None
Redemption Fee (as
a
percentage of
amount
redeemed, if applicable)            None      None      None
Exchange Fee                        None      None      None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers) 1
Expenses That are Deducted
From Fund Assets (as
percentage of average
net assets)
Management Fee 2                    0.85%     0.85%     0.85%
Distribution (12b-1) Fee 3          0.25%     0.75%     0.75%
Shareholder Services Fee            0.25%     0.25%     0.25%
Other Expenses                      0.65%     0.65%     0.65%
Total Annual Fund
Operating Expenses                  2.00%     2.50% 4   2.50%
1 Although not contractually obligated to do so, the adviser and distributor waived
certain amounts. These are shown below along with the net expenses the
Fund actually
paid for the fiscal year ended November 30, 1999.
 Total Waivers of Fund Expenses     1.04%     0.79%     0.79%
 Total Actual Annual Fund
Operating Expenses (after

waivers)                            0.96%     1.71%     1.71%
2 The adviser voluntarily waived a portion of the management fee. The adviser can
terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.06% for the fiscal year ended
November 30, 1999.
3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1999. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending
November 30, 2000.

4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




SHARE CLASS                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A:
Expenses assuming redemption        $644    $1,049    $1,479     $2,672
Expenses assuming no redemption     $644    $1,049    $1,479     $2,672
CLASS B:
Expenses assuming redemption        $803    $1,179    $1,531     $2,713
Expenses assuming no redemption     $253     $ 779    $1,331     $2,713
CLASS C:
Expenses assuming redemption        $353     $ 779    $1,331     $2,836
Expenses assuming no redemption     $253     $ 779    $1,331     $2,836




What are the Fund's Investment Strategies?



The Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The Adviser looks primarily for securities offering higher interest rates. In implementing this strategy, the Adviser will invest in emerging market countries. Many emerging market countries and corporations issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets. The Fund considers "emerging markets" to include any country that is defined as an emerging market or developing country by any of the following: the International Bank for reconstruction and development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. These are typically countries with gross domestic product per capita lower than $10,000 per year. The Adviser may pursue investment opportunities in Asia, Africa, Latin America, the Middle East and the developing countries of Europe (primarily in Eastern Europe) as well as developed countries. The Fund does not limit the amount it may invest in securities rated below investment grade.

The Adviser attempts to manage the risks of these high yield securities in two ways. First, by investing the portfolio in a large number of securities from a wide range of foreign countries. Second, by allocating the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

The Adviser weighs several factors in selecting investments for the portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. For investments in corporate issuers, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.



PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter- American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

CORPORATE DEBT SECURITIES

The Fund will also invest in high-yield debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign securities are subject to currency risks and risks of foreign investing.

Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.

The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. There is no minimum rating standard for the Fund's securities.

What are the Specific Risks of Investing in the Fund?

CURRENCY RISKS



Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility, real or perceived, that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults or is perceived as being endangering of defaulting, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.

An increase in the spread will cause the price of the security to decline.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.



RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States.

Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. In addition, foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the Fund's investments.

The foreign sovereign debt securities the Fund purchases involve specific risks, including that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their creditworthiness and consequently their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more actual or perceived severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.



CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS



Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.



LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also increase their price volatility.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

The Fund will manage this risk by investing in a wide range of issuers within a particular sector.



What Do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the- counter market).



The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




                               MAXIMUM SALES CHARGE
                 MINIMUM

                 INITIAL/                   CONTINGENT
                 SUBSEQUENT    FRONT-END    DEFERRED
                 INVESTMENT    SALES        SALES
SHARES OFFERED   AMOUNTS 1     CHARGE 2     CHARGE 3
Class A          $1,500/$100   5.50%        0.00%
Class B          $1,500/$100   None         5.50%
Class C          $1,500/$100   None         1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE




CLASS A SHARES
                                    Sales Charge
                                    as a Percentage    Sales Charge
                                    of Public          as a Percentage

Purchase Amount                     Offering Price     of NAV
Less than $50,000                   5.50%              5.82%
$50,000 but less than $100,000      4.50%              4.71%
$100,000 but less than $250,000     3.75%              3.90%
$250,000 but less than $500,000     2.50%              2.56%
$500,000 but less than $1 million   2.00%              2.04%
$1 million or greater 1             0.00%              0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


CLASS A SHARES
A CDSC OF 0.75% OF THE REDEMPTION AMOUNT APPLIES TO CLASS A SHARES REDEEMED UP
TO 24 MONTHS AFTER PURCHASE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN
INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

CLASS B

SHARES

Shares Held Up
To:

CDSC

1

Year

5.50%

2

Years

4.75%

3

Years

4.00%

4

Years

3.00%

5

Years

2.00%

6

Years

1.00%

7 Years or
More

0.00%

CLASS C SHARES

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.



If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged; and

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.



SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES



You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:



MICHEAL W. CASEY, PH.D.



Micheal W. Casey, Ph.D. has been the Fund's Portfolio Manager since January 1997. Mr. Casey joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a
Portfolio Manager and has been a Vice President of the Adviser since
1998.
Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D.
concentrating in economics from The New School for Social Research and a
M.Sc. from the London School of Economics.

ROBERT M. KOWIT

Robert M. Kowit has been the Fund's Portfolio Manager since its inception.
Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a
Vice
President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of
Copernicus Global Asset Management from January 1995 through October
1995.
From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers.

Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.



HENRY A. FRANTZEN



Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.



ADVISER FEES

The Adviser receives an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights  - Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






YEAR ENDED NOVEMBER 30        1999          1998          1997
1996 1


NET ASSET VALUE, BEGINNING
OF PERIOD                     $  7.99       $  9.50        $10.12
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.93  2       0.94          1.18
0.17 2
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions           (0.37)        (1.49)        (0.78)
0.13

TOTAL FROM INVESTMENT
OPERATIONS                       0.56         (0.55)         0.40
0.30
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.78)        (0.96)        (1.02)
(0.17)
Distributions in excess of
net investment income               -             -             -
(0.01) 3
Distributions from paid-in
capital 4                       (0.06)  2         -
-          -
Distributions from net
realized gain on
investments and foreign
currency transactions               -         (0.00)  5
-          -
TOTAL DISTRIBUTIONS             (0.84)        (0.96)        (1.02)
(0.18)

NET ASSET VALUE, END OF
PERIOD                        $  7.71       $  7.99       $  9.50
$10.12
TOTAL RETURN 6                   7.55%        (5.95%)        4.02%
2.99%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         0.96%         0.82%         0.75%
0.75% 7

Net investment income           12.09%        11.07%        10.54%
9.19% 7

Expense

waiver/reimbursement 8           0.79%         0.99%         2.03%
8.46% 7
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $17,793       $11,052        $9,073
$599

Portfolio turnover                 87%          128%
93%         0%


1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Per share amount does not round to $(0.01).

6 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Financial Highlights   - Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)







YEAR ENDED NOVEMBER 30        1999          1998          1997
1996 1


NET ASSET VALUE, BEGINNING
OF PERIOD                     $  7.99       $  9.50        $10.12
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.88  2       0.89          0.96
0.18 2
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions           (0.38)        (1.50)        (0.63)
0.11

TOTAL FROM INVESTMENT
OPERATIONS                       0.50         (0.61)         0.33
0.29
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.72)        (0.90)        (0.95)
(0.17)
Distributions from paid-in
capital 3                       (0.06)  2         -
-          -
Distributions from net
realized gain on
investments and foreign
currency transactions               -         (0.00)  4
-          -
TOTAL DISTRIBUTIONS             (0.78)        (0.90)        (0.95)
(0.17)

NET ASSET VALUE, END OF
PERIOD                        $  7.71       $  7.99       $  9.50
$10.12
TOTAL RETURN 5                   6.73%        (6.67%)        3.24%
2.87%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         1.71%         1.57%         1.50%
1.50%  6

Net investment income           11.34%        10.37%         9.73%
8.92%  6

Expense

waiver/reimbursement 7           0.79%         0.99%         2.03%
8.46%  6
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $71,881       $70,458       $49,929
$5,397

Portfolio turnover                 87%          128%
93%         0%


1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Per share amount does not round to $(0.01).

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Financial Highlights - Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)







YEAR ENDED NOVEMBER 30        1999          1998          1997
1996 1


NET ASSET VALUE, BEGINNING
OF PERIOD                     $  7.99       $  9.50        $10.12
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.88  2       0.85          0.98
0.17 2
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions           (0.38)        (1.46)        (0.65)
0.12

TOTAL FROM
INVESTMENT OPERATIONS            0.50         (0.61)         0.33
0.29

LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.72)        (0.90)        (0.95)
(0.17)
Distributions from paid-in
capital 3                       (0.06)  2         -
-          -
Distributions from net
realized gain on
investments and foreign
currency transactions               -         (0.00)  4
-          -
TOTAL DISTRIBUTIONS             (0.78)        (0.90)        (0.95)
(0.17)

NET ASSET VALUE, END OF
PERIOD                        $  7.71       $  7.99       $  9.50
$10.12
TOTAL RETURN 5                   6.73%        (6.67%)        3.24%
2.87%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         1.71%         1.57%         1.50%
1.50%  6

Net investment income           11.34%        10.35%        10.04%
8.67%  6

Expense

waiver/reimbursement 7           0.79%         0.99%         2.03%
8.46%  6
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                  $6,246        $8,106
$6,037        $83
Portfolio turnover                 87%          128%
93%         0%


1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Per share amount does not round to $(0.01).

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated International High Income Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES



MARCH 31, 2000



A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated International High Income Fund
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-7141

Cusip 981487762

(Effective April 3, 2000, the Cusip number will be 31428U771)

Cusip 981487754

(Effective April 3, 2000, the Cusip number will be 31428U763)

Cusip 981487747

(Effective April 3, 2000, the Cusip number will be 31428U755)

G01745-01 (3/00)  513045



 [Graphic]








STATEMENT OF ADDITIONAL INFORMATION
Federated International High Income Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated International High Income Fund (Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated International High Income Fund
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

G01745-02 (3/00)

[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  7

How is the Fund Sold?  8

Exchanging Securities for Shares  9

Subaccounting Services  9

Redemption in Kind  9

Account and Share Information  10

Tax Information  10

Who Manages and Provides Services to the Fund?  11

How Does the Fund Measure Performance?  14

Who is Federated Investors, Inc.?  16

Financial Information  18

Investment Ratings  18

Addresses  20



How is the Fund Organized?



The Fund is a diversified portfolio of Federated World Investment
Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On
January 19, 2000, the Corporation changed its name from World
Investment
Series, Inc. to Federated World Investment Series, Inc.



The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares, and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities, in addition to those described in the prospectus, for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

NON-PRINCIPAL INVESTMENT STRATEGY



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



BRADY BONDS

The Fund may invest in Brady Bonds which are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. Debt restructuring involving Brady Bonds have been implemented in several countries, most notably Argentina, Bulgaria, Brazil, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, the Philippines, Poland and Uruguay. The International Monetary Fund typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady bonds. Interest payments on many Brady Bonds generally are collateralized by cash or securities in an amount that, in the case fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. However, neither the U.S. government not the International Monetary Fund has guaranteed the repayment of any Brady Bond.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass- through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Investors buy zero coupon securities at a price below the amount payable at maturity. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.

Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.

The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The Fund may but forward contracts which serve as a substitute for investment in certain foreign securities markets from which the Fund earns interest while potentially benefiting from exchange rate fluctuations. The other party to a derivative contract is referred to as a counterparty.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: foreign currency, securities, securities indices.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

Buy call options on foreign currencies, securities, and securities indices and on futures contracts involving these items in anticipation of an increase in the value of the underlying asset.

Buy put options on foreign currencies, securities, and securities indices, and on futures contracts involving these items in anticipation of a decrease in the value of the underlying asset.

Write covered call options on foreign currencies, securities, and securities indices and on futures contracts involving these items to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Write secured put options on foreign currencies, securities, and securities indices and futures contracts involving these items (to generate income from premiums). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the resale are less than the sale price.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

EURO RISKS

* The Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

* With the advent of the euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase the security is perceived to have an increased prepayment risk or less market demand.

An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek a high level of current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase under normal market conditions and are based on a percentage of the Fund's net assets unless otherwise noted.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

CONCENTRATION OF INVESTMENTS



The Fund will not make investments that will result in the concentrations of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non- fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."



INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly fashion.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignment and participation interest.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisitions, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government or, its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD
AND
BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THE
FOLLOWING

LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE

LIMITATIONS BECOMES EFFECTIVE.



BUYING SECURITIES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN PUT OPTIONS

The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

WRITING COVERED CALL OPTIONS

The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.



As a matter of non-fundamental policy: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the fund's total assets in any one industry will constitute "concentration."

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities may be determined as follows or any other manner which the Board, or a committee of the Board, has determined is appropriate in light of the situation or information available at the time:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the
Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities. The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.



TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the underlying funds in which the Fund may invest value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.



FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;



* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;



* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor
(Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:




                               ADVANCE PAYMENTS AS

                             A PERCENTAGE OF PUBLIC

AMOUNT OFFERING PRICE         First $1 - $5 million 0.75% Next $5 - $20 million
0.50% Over $20 million 0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front- end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: ProJack Co., First National Bank of North Dakota, Grand Forks, ND owned approximately 588,930, (27.15%) Shares, Edward Jones & Co., Maryland Heights, MO, owned approximately 317,635 (14.64%) Shares and Charles Schwab & Co., Inc., San Francisco, CA owned approximately 119,623 (5.52%) Shares.

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S For the Sole Benefit of its Customers, Jacksonville, FL owned approximately 372,672 (45.89%) Shares and Edward Jones 7 Co., Maryland Heights, MO, owned approximately 72,517 (8.93%) Shares.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned approximately 24,156 (1.11%) of the Fund's outstanding Class A Shares.




NAME

AGGREGATE      TOTAL
BIRTH DATE
COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS
FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS
CORPORATION    AND FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive
Officer                  $0   $0 for the Corporation
Birth Date: July 28, 1924                and Director or Trustee
of                    and 43 other investment
Federated Investors Tower                the Federated
Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman
and                         Fund Complex
Pittsburgh, PA                           Director,
Federated
DIRECTOR AND CHAIRMAN                    Investors, Inc.; Chairman,
                                         Federated

Investment

                                         Management Company,
                                         Federated
Global

                                         Investment

Management

                                         Corp. and

Passport

                                         Research, Ltd.; formerly:
                                         Trustee,
Federated

                                         Investment

Management

                                         Company and Chairman

and

                                         Director,
Federated

                                         Investment Counseling.
THOMAS G. BIGLEY                         Director or Trustee
of            $1,514.23   $116,760.63 for the
Birth Date: February 3, 1934             the Federated
Fund                            Corporation and
15 Old Timber Trail                      Complex; Director,
Member                     4 other investment
Pittsburgh, PA                           of Executive
Committee,                       companies in the
DIRECTOR                                 Children's Hospital
of                        Fund Complex
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel
conduits/
                                         computer

storage

                                         equipment); formerly:
                                         Senior Partner, Ernst

&
                                         Young LLP; Director,
MED

                                         3000 Group, Inc.
                                         (physician
practice

                                         management); Director,
                                         Member of
Executive

                                         Committee, University

of

                                         Pittsburgh.
JOHN T. CONROY, JR.                      Director or Trustee of
the        $1,665.92   $128,455.37 for the
Birth Date: June 23, 1937                Federated Fund
Complex;                       Corporation and
Grubb & Ellis/Investment Properties      President,
Investment                         43 other investment
Corporation Wood/Commercial Dept.        Properties
Corporation;                       companies in the
John R. Wood Associates, Inc. Realtors   Senior Vice
President,                        Fund Complex
3201Tamiami Trail North                  John R. Wood
and
Naples, FL                               Associates, Inc.,
DIRECTOR                                 Realtors; Partner
or
                                         Trustee in private

real

estate

                                         ventures in
Southwest

                                         Florida; formerly:
                                         President, Naples
Property

                                         Management, Inc.
and

Northgate

                                         Village

Development

                                         Corporation.
NICHOLAS CONSTANTAKIS                    Director or Trustee of
the        $1,514.23   $73,191.21 for the
Birth Date: September 3, 1939            Federated Fund
Complex;                       Corporation and
175 Woodshire Drive                      Director, Michael
Baker                       37 other investment
Pittsburgh, PA                           Corporation
(engineering,                     companies in the
DIRECTOR                                 construction,
operations                      Fund Complex
                                         and technical services);
                                         formerly: Partner,
                                         Andersen Worldwide SC.
JOHN F. CUNNINGHAM++                     Director or Trustee of
some              $0   $93,190.48 for the
Birth Date: March 5, 1943                of the Federated
Fund                         Corporation and
353 El Brillo Way                        Complex;
Chairman,                            37 other investment
Palm Beach, FL                           President and
Chief                           companies in the
DIRECTOR                                 Executive
Officer,                            Fund Complex
                                         Cunningham & Co., Inc.
                                         (strategic
business

                                         consulting);
Trustee

                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications
and

                                         EMC Corporation

(computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board
and

                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and
Chief

                                         Operating Officer,
Wang

                                         Laboratories; Director,
                                         First National Bank
of

                                         Boston; Director,
Apollo

                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of
the        $1,514.23   $116,760.63 for the
Birth Date: October 11, 1932             Federated Fund
Complex;                       Corporation and
3471 Fifth Avenue                        Professor of
Medicine,                        43 other investment
Suite 1111                               University of
Pittsburgh;                     companies in the
Pittsburgh, PA                           Medical
Director,                             Fund Complex
DIRECTOR                                 University of
Pittsburgh
                                         Medical Center - Downtown;
                                         Hematologist, Oncologist,
                                         and Internist,
University

                                         of Pittsburgh

Medical

                                         Center; Member,
National

                                         Board of Trustees,
                                         Leukemia Society
of

                                         America.

NAME

AGGREGATE      TOTAL
BIRTH DATE
COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS
FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS
CORPORATION    AND FUND COMPLEX
PETER E. MADDEN                          Director or Trustee of
the        $1,429.52   $109,153.60 for the
Birth Date: March 16, 1942               Federated Fund
Complex;                       Corporation and
One Royal Palm Way                       formerly:
Representative,                     43 other investment
100 Royal Palm Way                       Commonwealth
of                               companies in the
Palm Beach, FL                           Massachusetts
General                         Fund Complex
DIRECTOR                                 Court; President,
State
                                         Street Bank and

Trust

                                         Company and State

Street

                                         Corporation.
                                         Previous Positions:
                                         Director, VISA USA and
VISA

                                         International;
Chairman

                                         and Director,
                                         Massachusetts
Bankers

                                         Association; Director,
                                         Depository
Trust

                                         Corporation; Director,
The

                                         Boston Stock Exchange.
CHARLES F. MANSFIELD, JR.++              Director or Trustee of
some       $1,595.28   $102,573.91 for the
Birth Date: April 10, 1945               of the Federated
Fund                         Corporation and
80 South Road                            Complex; Executive
Vice                       40 other investment
Westhampton Beach, NY                    President, Legal
and                          companies in the
DIRECTOR                                 External Affairs,
Dugan                       Fund Complex
                                         Valva Contess, Inc.
                                         (marketing,
                                         communications,
technology

                                         and consulting); formerly:
                                         Management Consultant.
                                         Previous Positions:
Chief

                                         Executive Officer,
PBTC

                                         International Bank;
                                         Partner, Arthur Young
&
                                         Company (now Ernst &
Young

                                         LLP); Chief
Financial

                                         Officer of Retail

Banking

                                         Sector, Chase

Manhattan

                                         Bank; Senior

Vice

                                         President, Marine

Midland

                                         Bank; Vice President,
                                         Citibank;
Assistant

                                         Professor of Banking

and

                                         Finance, Frank G.
Zarb

                                         School of Business,
                                         Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee
of            $1,665.92   $128,455.37 for the
Birth Date: December 20, 1932            the Federated
Fund                            Corporation and
President, Duquesne University           Complex; President,
Law                       43 other investment
Pittsburgh, PA                           Professor,
Duquesne                           companies in the
DIRECTOR

University;                                   Fund Complex
                                         Consulting Partner,
                                         Mollica & Murray;
                                         Director, Michael
Baker

                                         Corp. (engineering,
                                         construction,
operations

                                         and technical services).
                                         Previous Positions:
Dean

                                         and Professor of Law,
                                         University of
Pittsburgh

                                         School of Law; Dean

and

                                         Professor of Law,
                                         Villanova
University

                                         School of Law.
MARJORIE P. SMUTS                        Director or Trustee of
the        $1,514.23   $116,760.63 for the
Birth Date: June 21, 1935                Federated Fund
Complex;                       Corporation and
4905 Bayard Street                       Public
Relations/                             43 other investment
Pittsburgh, PA

Marketing/Conference                          companies in the
DIRECTOR                                 Planning.  Fund
Complex
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company
of

                                         America;
television

                                         producer; business owner.
JOHN S. WALSH++                          Director or Trustee of
some              $0   $94,536.85 for the
Birth Date: November 28, 1957            of the Federated
Fund                         Corporation and
2007 Sherwood Drive                      Complex; President
and                        39 other investment
Valparaiso, IN                           Director, Heat Wagon,
Inc.                    companies in the
DIRECTOR                                 (manufacturer
of                              Fund Complex
                                         construction

temporary

                                         heaters); President
and

                                         Director,
Manufacturers

                                         Products, Inc.
                                         (distributor of
portable

                                         construction heaters);
                                         President, Portable

Heater

                                         Parts, a division

of

                                         Manufacturers Products,
                                         Inc.; Director, Walsh
&
                                         Kelly, Inc. (heavy
highway

                                         contractor); formerly:
                                         Vice President, Walsh

&
                                         Kelly, Inc.
J. CHRISTOPHER DONAHUE+                  President or
Executive                   $0   $0 for the Corporation
Birth Date: April 11, 1949               Vice President of
the                         and 30 other investment
Federated Investors Tower                Federated Fund
Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of
some                   Fund Complex
Pittsburgh, PA                           of the Funds in
the
EXECUTIVE VICE PRESIDENT AND DIRECTOR    Federated Fund Complex;
                                         President, Chief

Executive

                                         Officer and Director,
                                         Federated Investors, Inc.;
                                         President, Chief
Executive

                                         Officer and Trustee,
                                         Federated
Investment

                                         Management Company;
                                         Trustee,
Federated

                                         Investment Counseling;
                                         President, Chief
Executive

                                         Officer and Director,
                                         Federated
Global

                                         Investment

Management

                                         Corp.; President and

Chief

                                         Executive Officer,
                                         Passport Research, Ltd.;
                                         Trustee,
Federated

                                         Shareholder

Services

                                         Company; Director,
                                         Federated
Services

                                         Company; formerly:
                                         President,
Federated

                                         Investment Counseling.
EDWARD C. GONZALES                       President, Executive
Vice                $0   $0 for the Corporation
Birth Date: October 22, 1930             President and Treasurer
of                    and 42 other investment
Federated Investors Tower                some of the Funds in
the                      company in the
1001 Liberty Avenue                      Federated Fund
Complex;                       Fund Complex
Pittsburgh, PA                           Vice Chairman,
Federated
EXECUTIVE VICE PRESIDENT                 Investors, Inc.; Trustee,
                                         Federated

Administrative

                                         Services; formerly:
                                         Trustee or Director of
some

                                         of the Funds in
the

                                         Federated Fund Complex;
                                         CEO and Chairman,
                                         Federated
Administrative

                                         Services; Vice President,
                                         Federated
Investment

                                         Management Company,
                                         Federated
Investment

                                         Counseling,
Federated

                                         Global

Investment

                                         Management Corp.
and

                                         Passport Research, Ltd.;
                                         Director and
Executive

                                         Vice President,
Federated

                                         Securities Corp.;
                                         Director,
Federated

                                         Services Company; Trustee,
                                         Federated
Shareholder

                                         Services Company.

NAME

AGGREGATE      TOTAL
BIRTH DATE
COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS
FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS
CORPORATION    AND FUND COMPLEX
JOHN W. MCGONIGLE                        Executive Vice
President                 $0   $0 for the Corporation
Birth Date: October 26, 1938             and Secretary of
the                          and 43 other investment
Federated Investors Tower                Federated Fund
Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice
President,                     Fund Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT AND SECRETARY   Federated Investors, Inc.;
                                         formerly: Trustee,
                                         Federated
Investment

                                         Management Company

and

                                         Federated

Investment

                                         Counseling; Director,
                                         Federated
Global

                                         Investment

Management

                                         Corp, Federated

Services

                                         Company and

Federated

                                         Securities Corp.
RICHARD J. THOMAS                        Treasurer of the
Federated               $0   $0 for the Corporation
Birth Date: June 17, 1954                Fund Complex;
Vice                            and 43 other investment
Federated Investors Tower                President -
Funds                             companies in the
1001 Liberty Avenue                      Financial
Services                            Fund Complex
Pittsburgh, PA                           Division,
Federated
TREASURER                                Investors, Inc.; formerly:
                                         various

management

                                         positions within
Funds

                                         Financial

Services

                                         Division of

Federated

                                         Investors, Inc.
RICHARD B. FISHER*                       President or
Vice                        $0   $0 for the Corporation
Birth Date: May 17, 1923                 President of some of
the                      and 41 other investment
Federated Investors Tower                Funds in the Federated
Fund                   companies in the
1001 Liberty Avenue                      Complex; Vice
Chairman,                       Fund Complex
Pittsburgh, PA                           Federated Investors, Inc.;
DIRECTOR                                 Chairman,
Federated
                                         Securities Corp.;
                                         formerly: Director
or

                                         Trustee of some of
the

                                         Funds in the Federated

Fund

                                         Complex,; Executive

Vice

                                         President,
Federated

                                         Investors, Inc.
and

                                         Director and

Chief

                                         Executive Officer,
                                         Federated Securities Corp.
HENRY A. FRANTZEN                        Chief Investment
Officer                 $0   $0 for the Corporation
Birth Date: November 28, 1942            of this Fund and
various                      and 2 other investment
Federated Investors Tower                other Funds in
the                            companies in the
1001 Liberty Avenue                      Federated Fund
Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated
Investment
                                         Counseling,
Federated

                                         Global

Investment

                                         Management Corp.,
                                         Federated
Investment

                                         Management Company

and

                                         Passport Research, Ltd.;
                                         Registered Representative,
                                         Federated
Securities

                                         Corp.; Vice President,
                                         Federated Investors, Inc.;
                                         formerly: Executive
Vice

                                         President,
Federated

                                         Investment

Counseling

                                         Institutional

Portfolio

                                         Management

Services

                                         Division; Chief

Investment

                                         Officer/Manager,
                                         International Equities,
                                         Brown Brothers Harriman
&
                                         Co.; Managing Director,
                                         BBH Investment
Management

                                         Limited.



* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.



++ Mr. Mansfield became a member of the Board of Directors on January
1,
1999. Messrs. Cunningham and Walsh became members of the Board of Directors on December 7, 1999. Messrs. Cunningham and Walsh did not receive any fees as of the fiscal year end of the Company.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES






FOR THE YEAR ENDED NOVEMBER 30   1999      1998       1997
Adviser Fee Earned               $810,000  $698,226   $272,638
Adviser Fee Reduction            $753,311  $698,226   $272,638
Brokerage Commissions            $0        $16,156    $8,081
Administrative Fee               $185,000  $185,000   $185,000
12B-1 FEE

Class A Shares                   -         $0         -
Class B Shares                   $540,902  N/A        -
Class C Shares                   $52,489   N/A        -
SHAREHOLDER SERVICES FEE
Class A Shares                   $40,440   N/A        -
Class B Shares                   $180,799  N/A        -
Class C Shares                   $17,496   N/A        -




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and Start of Performance periods ended November 30, 1999.

Yields are given for the 30-day period ended November 30, 1999.




                                         START OF PERFORMANCE
SHARE CLASS     30-DAY PERIOD   1 YEAR   ON OCTOBER 2, 1996
CLASS A SHARES:
Total Return                    2.66%    1.09%
Yield           10.24%          -        -

CLASS B SHARES:
Total Return                    1.42%    -
Yield           9.95%           -        -

CLASS C SHARES:
Total Return                    5.76%    1.79%
Yield           9.95            -        -


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "emerging market region funds" category in advertising and sales literature.



MORNINGSTAR, INC.



Morningstar, Inc. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



J.P. MORGAN NON-DOLLAR BOND INDEX



J.P. Morgan Non-Dollar Bond Index a total return, unmanaged trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Investments cannot be made in an index.



J.P. MORGAN EMERGING MARKET BOND INDEX



J.P. Morgan Emerging Market Bond Index tracks total returns of external currency denominated debt instruments of the emerging markets: Brady Bonds, Loans, Eurobonds, and U.S. Dollar denominated local market instruments. The index is comprised of 14 emerging market countries.



J.P. MORGAN GLOBAL (EX-U.S.) GOVERNMENT INDEX



J.P. Morgan Global (ex-U.S.) Government Index the standard unmanaged foreign securities index representing major government bond markets.



LEHMAN BROTHERS HIGH YIELD INDEX



Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service ("Moody's"), including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by Standard & Poor's Ratings Services ("S&P"); and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service, L.P. ("Fitch"). A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.



VALUE LINE MUTUAL FUND SURVEY

Published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.

STRATEGIC INSIGHT MUTUAL FUND RESEARCH AND CONSULTING

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

VALUE LINE COMPOSITE INDEX

Consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

FINANCIAL PUBLICATIONS

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others-provide performance statistics over specified time periods.

Various publications and annual reports produced by the World Bank and its affiliates.

Various publications from the International Bank for Reconstruction and Development.

Various publications including, but not limited to, ratings agencies such as Moody's, Fitch, and S&P.

Various publications from the Organization for Economic Cooperation and Development.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Emerging Markets Fund dated November 30, 1999.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED INTERNATIONAL HIGH INCOME FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.

175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072








PROSPECTUS

Federated International Small Company Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking long term growth of capital by investing primarily in equity securities of foreign companies that have market capitalization at the time of purchase of $1.5 billion or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

MARCH 31, 2000

CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Specific Risks of Investing in the Fund?  5
What Do Shares Cost?  7
How is the Fund Sold?  10
How to Purchase Shares  10
How to Redeem and Exchange Shares  11
Account and Share Information  14
Who Manages the Fund?  15
Financial Information  15

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less. In some countries, a small company by U.S. standards might rank among the largest in that country in terms of its capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser may invest the Fund's assets in any region of the world. It will invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed countries, such as those of Canada, Japan and Western Europe.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* fluctuations in the exchange rate between the U.S. dollar and foreign currencies;

* fluctuations in the value of equity securities in foreign securities markets;

* the smaller market capitalization of the companies in which the Fund invests, which may mean that the companies' stock is less liquid and subject to price volatility;

* the foreign securities in which the Fund invests may trade infrequently and may be subject to greater fluctuation in price than other securities;

* the foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies; and

* the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments because the Fund makes significant investments in securities denominated in euro.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class B Shares as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 25% up to 125%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features 3 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999, The percentages noted are: 15.13%, 26.82% and 124.62%.

The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the Chart, the Fund's Class B Shares highest quarterly return was 48.14% (quarter ended December 31, 1999). Its lowest quarterly return was (15.05%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999.

The table shows the Fund's total returns averaged over a period of years relative to the Morgan Stanley Capital International World (ex U.S.) Small Cap Index (MSCI-SCW), a broad-based market index. The MSCI-SCW includes stocks having market capitalizations between U.S. $200-800 million. This index tracks small-cap stock performance worldwide by defining a consistent market capitalization range across 23 developed markets (ex- U.S.). Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR          CLASS A      CLASS B      CLASS C
PERIOD            SHARES       SHARES       SHARES       MSCI-SCW
1 Year            113.72%      119.12%      123.58%      18.38%
Start of
Performance 1      42.92%       43.68%      43.93%      (1.42%)

1 The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was February 28, 1996.



Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED INTERNATIONAL SMALL COMPANY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B or C Shares.

SHAREHOLDER FEES                  CLASS A   CLASS B   CLASS C
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                5.50%     None      None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                       0.00%     5.50%     1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price).                  None      None      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)          None      None      None
Exchange Fee                      None      None      None

ANNUAL FUND OPERATING
EXPENSES (Before Waiver) 1
Expenses That are Deducted
From Fund Assets (as
percentage of average net
assets)
Management Fee                    1.25%     1.25%     1.25%
Distribution (12b-1) Fee 2        0.25%     0.75%     0.75%
Shareholder Services Fee 3        0.25%     0.25%     0.25%
Other Expenses                    0.53%     0.53%     0.53%
Total Annual Fund
Operating Expenses                2.28%     2.78% 4   2.78%
1 Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the
Fund actually paid for the fiscal year ended November 30, 1999.
 Total Waiver of Fund

Expenses                          0.25%     0.00%     0.00%
 Total Actual Annual Fund
Operating Expenses (after

waiver)                           2.03%     2.78%     2.78%
2 Class A Shares did not pay or accrue the distribution (12b-1) fee during

the fiscal year ended November 30, 1999. Effective March 1, 2000, Class A Shares began paying and accruing the distribution (12b-1) fee. 3 Effective March 1, 2000, Class A Shares discontinued paying and accruing the shareholder services fee.

4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are BEFORE WAIVER as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS        1 YEAR       3 YEARS       5 YEARS      10 YEARS
CLASS A:
Expenses
assuming
redemption           $768        $1,223        $1,703        $3,022
Expenses
assuming no
redemption           $768        $1,223        $1,703        $3,022
CLASS B:
Expenses
assuming

redemption           $831        $1,262        $1,669        $2,989
Expenses
assuming no
redemption           $281        $  862        $1,469        $2,989
CLASS C:
Expenses
assuming

redemption           $381        $  862        $1,469        $3,109
Expenses
assuming no
redemption           $281        $  862        $1,469        $3,109


What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less. Foreign equity securities are equity securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign equity securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing.



In some countries, a small company by U.S. standards might rank among the largest in that country in terms of its capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser may invest the Fund's assets in any region of the world. It will invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed countries, such as those of Canada, Japan and Western Europe.

In selecting investments for the portfolio the Adviser takes a "bottom-up" approach and looks for companies which are positioned for rapid growth in revenues or earnings and assets. The Adviser evaluates the company's historical financial statements, the quality of each company's management, its market share, and the uniqueness of its product line as part of its stock selection process. The Adviser may also meet with company representatives, company suppliers, customers, or competitors. The Adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

Companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio such as technology, telecommunications and local consumption stocks that exhibit stronger growth potential or higher profit margins. The Adviser also may invest in downstream beneficiaries of large capitalization stocks such as parts and software suppliers for the technology and telecommunication business stocks.

Similarly, the Adviser may emphasize investment in a particular region or regions of the world from time to time when the growth potential of a region is attractive to the Adviser.



PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

* The value of equity securities in the Fund's portfolio will rise and fall. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. These fluctuations could be a sustained trend or a drastic movement. As a result, the Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations and the Fund's share price may decline and you could lose money.



* The Adviser attempts to limit market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



CURRENCY RISKS



* Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.



* Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any securities denominated in that currency. Currency markets generally are not as regulated as securities markets.

EURO RISKS

* The Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

RISKS OF FOREIGN INVESTING



* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. The risk of investing in these countries includes the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions or removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.



* Foreign financial markets may also have fewer investor protections. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining and enforcing judgments in foreign courts. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S.

companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

* Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the Fund's investments.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS



Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.



RISKS RELATED TO COMPANY SIZE

* Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

* Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.



* Smaller companies may lack depth of management. They may be unable to generate funds necessary for growth or development or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.



LIQUIDITY RISKS

* Trading opportunities are more limited for equity securities that are not widely held or are closely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                               MAXIMUM SALES CHARGE
                 MINIMUM
                 INITIAL/

                 SUBSEQUENT    FRONT-END    CONTINGENT
                 INVESTMENT    SALES        DEFERRED SALES
SHARES OFFERED   AMOUNTS 1     CHARGE 2     CHARGE 3
Class A          $1,500/$100   5.50%        0.00%
Class B          $1,500/$100   None         5.50%
Class C          $1,500/$100   None         1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."



CLASS A SHARES SUBJECT TO A CDSC

Class A Shares purchased through the Special Offer conducted in March
2000
continue to be subject to the conditions of the Special Offer. These include a 2.00% contingent deferred sales charge applicable for 30 months after purchase and limited exchange privileges. (See "Important Information about the March 2000 Special Offering Period" in the Fund's Statement of Additional Information.)


SALES CHARGE WHEN YOU PURCHASE



CLASS A SHARES
                                    Sales Charge
                                    as a Percentage    Sales Charge
                                    of Public          as a Percentage

Purchase Amount                     Offering Price     of NAV
Less than $50,000                   5.50%              5.82%
$50,000 but less than $100,000      4.50%              4.71%
$100,000 but less than $250,000     3.75%              3.90%
$250,000 but less than $500,000     2.50%              2.56%
$500,000 but less than $1 million   2.00%              2.04%
$1 million or greater               0.00%              0.00%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS B

SHARES

Shares Held Up
To:

CDSC

1

Year

5.50%

2

Years

4.75%

3

Years

4.00%

4

Years

3.00%

5

Years

2.00%

6

Years

1.00%

7 Years or
More

0.00%

CLASS C

SHARES


You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A, B and C Shares.

Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

* Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* if EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

LEONARDO A. VILA

Leonardo A. Vila has been a portfolio manager of the Fund since July 1999. Mr. Vila joined Federated in 1995 as a Quantitative Analyst. He served as an Assistant Vice President of the Fund's Adviser from January 1998 to July 1999; in April 1998 he was named a Senior Investment Analyst. He was named a Portfolio Manager and a Vice President of the Adviser in July 1999.

From April 1994 to September 1995, Mr. Vila was an Equity Research Manager with the American Stock Exchange. Mr. Vila earned his M.B.A. from St. John's University.

HENRY A. FRANTZEN



Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North
Dakota.

ADVISER FEES

The Adviser receives an annual investment adviser fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED NOVEMBER 30            1999           1998
1997         1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                       $17.56         $14.25
$12.26       $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss               (0.26) 2       (0.17) 2
(0.11)       (0.02)
Net realized and
unrealized gain on
investments and
foreign currency                 18.15           3.48
2.10         2.28
TOTAL FROM INVESTMENT
OPERATIONS                       17.89           3.31
1.99         2.26
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions            (0.28)             -
-            -
NET ASSET VALUE, END OF
PERIOD                          $35.17         $17.56
$14.25       $12.26
TOTAL RETURN 3                  103.45%         23.23%
16.23%       22.60%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                          2.03%          1.95%
2.12%        1.97% 4
Net operating loss               (1.05%)        (0.97%)
(1.08%)      (0.48%) 4
Expense

waiver/reimbursement 5               -              -
0.21%        3.38% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $506,117       $147,490
$91,707      $16,399
Portfolio turnover                 321%           380%
286%         174%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED NOVEMBER 30            1999           1998
1997         1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                       $17.20         $14.07
$12.20       $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss               (0.41)  2      (0.29)  2
(0.12)       (0.04)
Net realized and
unrealized gain on
investments and foreign
currency                         17.70           3.42
1.99         2.24
TOTAL FROM INVESTMENT
OPERATIONS                       17.29           3.13
1.87         2.20
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions            (0.28)             -
-            -
NET ASSET VALUE, END OF
PERIOD                          $34.21         $17.20
$14.07       $12.20
TOTAL RETURN 3                  102.11%         22.25%
15.33%       22.00%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                          2.78%          2.70%
2.87%        2.72% 4
Net operating loss               (1.80%)        (1.72%)
(1.81%)      (1.61%) 4
Expense

waiver/reimbursement 5               -              -
0.17%        3.38% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $462,524       $189,965
$120,939      $16,721
Portfolio turnover                 321%           380%
286%         174%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED NOVEMBER 30            1999          1998
1997        1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                       $17.19        $14.06        $12.19
$10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net operating loss               (0.42)  2     (0.29) 2
(0.12)      (0.05)
Net realized and
unrealized gain on
investments and
foreign currency                 17.70          3.42
1.99        2.24
TOTAL FROM INVESTMENT
OPERATIONS                       17.28          3.13
1.87        2.19
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions            (0.28)            -
-           -
NET ASSET VALUE, END OF
PERIOD                          $34.19        $17.19        $14.06
$12.19
TOTAL RETURN 3                  102.11%        22.26%
15.34%      21.90%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                          2.78%         2.70%
2.87%       2.72% 4
Net operating loss               (1.80%)       (1.72%)
(1.85%)     (1.58%) 4
Expense

waiver/reimbursement 5               -             -
0.17%       3.38% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $144,234       $47,697       $27,412
$3,040

Portfolio turnover                 321%          380%
286%        174%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.



[Graphic]
PROSPECTUS

Federated International Small Company Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available.

The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.


[Graphic]
Federated
Federated International Small
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7141


Cusip 981487838
(Effective April 3, 2000, the Cusip number will be 31428U748) Cusip 981487820 (Effective April 3, 2000, the Cusip number will be 31428U730) Cusip 981487812 (Effective April 3, 2000, the Cusip number will be 31428U722)

G01473- 02 (3/00)  513046


[Graphic]







STATEMENT OF ADDITIONAL INFORMATION

FEDERATED INTERNATIONAL SMALL COMPANY FUND

A Portfolio of Federated World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated International Small Company Fund (Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000






                                    CONTENTS
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services
                                    to the Fund?
                                    How Does the Fund Measure
                                    Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
G01473-03 (3/00)


HOW IS THE FUND ORGANIZED?

   The Fund is a diversified portfolio of Federated World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On January 19, 2000, the Corporation changed its name from World Investment Series, Inc. to Federated World Investment Series, Inc. The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp.

(Adviser).


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

 WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

  The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.


OPTIONS

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

o Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.

SPECIAL TRANSACTIONS
REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") AND more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

   HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

EMERGING MARKET RISKS

o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LEVERAGE RISKS

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities that are not widely held or are closely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

EURO RISKS

o The Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

SECTOR RISKS

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide long-term growth of capital. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

   THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 (1940
ACT). THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

CONCENTRATION

In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

   To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'


INVESTING IN COMMODITIES

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

PURCHASES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

      for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

      in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

      for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

      for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.


FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


IMPORTANT INFORMATION ABOUT THE MARCH 2000 SPECIAL OFFERING PERIOD In March 2000, a Special Offer was conducted during which the Distributor waived the front-end sales charge on purchases of Class A Shares of the Fund. Class A Shares purchased during the Special Offer continue to be subject to the conditions of the Special Offer as described below.

GENERAL INFORMATION

Class A Shares purchased during the Special Offer are subject to a contingent deferred sales charge (CDSC) (except as noted below) of 2.00% for redemptions occurring within 30 months after the first day of the calendar month following the month in which the purchase was made (CDSC Period). The CDSC will be calculated using the share price at the time of the purchase or the time of redemption, whichever is lower.

The CDSC will not apply to Class A Shares of the Fund purchased under any of the following circumstances:
o within 120 days of redeeming Shares of the Fund of an equal or lesser amount;



o by exchanging shares from Class A Shares of another Federated Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through firms and investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

EFFECT ON EXCHANGE PRIVILEGE

Class A Shares purchased during the Special Offer can be exchanged with Class A Shares of any other fund that also participated in the Special Offer without incurring the 2.00% CDSC. However, the Class A Shares received upon such exchange will be subject to the CDSC if redeemed during the CDSC Period. Notwithstanding any statement to the contrary in any prospectus for any other Federated Fund, Class A Shares purchased through the Special Offer may not be exchanged during the CDSC Period for shares of other Federated Funds which were not part of the Special Offer. If Class A Shares purchased through the Special Offer are redeemed during the CDSC Period and the proceeds are immediately invested into other Federated Funds' Class A Shares, the CDSC will be deducted from the proceeds of the redemption, but the sales charge on the subsequent purchase will be waived and investment professionals and their firms will receive no portion of a sales charge on that purchase.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.


CLASS B SHARES ONLY

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

   Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

 Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

   As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned 4,285,245 Shares (19.79%); Edward Jones & Co., Maryland Heights, MO, owned 2,316.029 Shares (10.69%); and MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 2,021,145 Shares (9.33%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 2,907,621 Shares (16.61%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 1,667,717 Shares (27.84%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

   The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B and C Shares.

----------------------------------------------------------------------------------------------
NAME                                                            AGGREGATE    TOTAL
BIRTH DATE                                                      COMPENSATION COMPENSATION
ADDRESS                                                         FROM         FROM CORPORATION
POSITION WITH         PRINCIPAL OCCUPATIONS                     CORPORATION  AND FUND COMPLEX
CORPORATION           FOR PAST FIVE YEARS                                    ----------------
--------------------                                            -----------


JOHN F. DONAHUE*+#    Chief Executive Officer and Director               $0  $0 for the
 Birth Date: July     or Trustee of the Federated Fund                       Corporation and
28, 1924              Complex; Chairman and Director,                        43 other
Federated Investors   Federated Investors, Inc.; Chairman,                   investment
Tower                 Federated Investment Management                        companies
1001 Liberty Avenue   Company, Federated Global Investment                   in the Fund
Pittsburgh, PA        Management Corp. and Passport                          Complex
DIRECTOR AND          Research, Ltd. ; formerly: Trustee,
CHAIRMAN              Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.

--------------------  Director or Trustee of the Federated      -------------$116,760.63 for
THOMAS G. BIGLEY      Fund Complex; Director, Member of           $1,514.23  the
Birth Date:           Executive Committee, Children's                        Corporation and
February 3, 1934      Hospital of Pittsburgh; Director,                      43 other
15 Old Timber Trail   Robroy Industries, Inc. (coated steel                  investment
Pittsburgh, PA        conduits/computer storage equipment);                  companies
DIRECTOR              formerly: Senior Partner, Ernst &                      in the Fund
                      Young LLP; Director, MED 3000 Group,                   Complex
                      Inc. (physician practice management);
                      Director, Member of Executive
                      Committee, University of Pittsburgh.

--------------------  Director or Trustee of the Federated      -------------$128,455.37 for
JOHN T. CONROY, JR.   Fund Complex; President, Investment         $1,665.92  the
Birth Date: June      Properties Corporation; Senior Vice                    Corporation and
23, 1937              President, John R. Wood and                            43 other
Grubb &               Associates, Inc., Realtors; Partner or                 investment
Ellis/Investment      Trustee in private real estate                         companies
Properties            ventures in Southwest Florida;                         in the Fund
Corporation           formerly: President, Naples Property                   Complex
3201 Tamiami Trail    Management, Inc. and Northgate Village
North                 Development Corporation.
Naples, FL
DIRECTOR

--------------------  Director or Trustee of the Federated      -------------$73,191.21 for
NICHOLAS P.           Fund Complex; Director, Michael Baker       $1,514.23  the
CONSTANTAKIS          Corporation (engineering,                              Corporation and
Birth Date:           construction, operations and technical                 37 other
September 3, 1939     services); formerly: Partner, Andersen                 investment
175 Woodshire Drive   Worldwide SC.                                          companies
Pittsburgh, PA                                                               in the Fund
DIRECTOR                                                                     Complex

--------------------  Director or Trustee of some of the        -----------  ----------------
JOHN F. CUNNINGHAM++  Federated Fund Complex; Chairman,                  $0  $93,190.48 for
Birth Date: March     President and Chief Executive Officer,                 the
5, 1943               Cunningham & Co., Inc. (strategic                      Corporation and
353 El Brillo Way     business consulting); Trustee                          37  other
Palm Beach, FL        Associate, Boston College; Director,                   investment
DIRECTOR              Iperia Corp.                                           companies
                      (communications/software); formerly:                   in the Fund
                      Director, Redgate Communications and                   Complex
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

--------------------  Director or Trustee of the Federated      -------------$116,760.63 for
LAWRENCE D. ELLIS,    Fund Complex; Professor of Medicine,        $1,514.23  the
M.D.*                 University of Pittsburgh; Medical                      Corporation and
Birth Date: October   Director, University of Pittsburgh                     43 other
11, 1932              Medical Center - Downtown;                             investment
3471 Fifth Avenue     Hematologist, Oncologist, and                          companies
Suite 1111            Internist, University of Pittsburgh                    in the Fund
Pittsburgh, PA        Medical Center; Member, National Board                 Complex
DIRECTOR              of Trustees, Leukemia Society of
                      America.

--------------------  Director or Trustee of the Federated      -------------$109,153.60 for
PETER E. MADDEN       Fund Complex; formerly:                     $1,429.52  the
Birth Date: March     Representative, Commonwealth of                        Corporation and
16, 1942              Massachusetts General Court;                           43 other
One Royal Palm Way    President, State Street Bank and Trust                 investment
100 Royal Palm Way    Company and State Street Corporation.                  companies
Palm Beach, FL                                                               in the Fund
DIRECTOR              Previous Positions: Director, VISA USA                 Complex
                      and VISA International; Chairman and

                         Director, Massachusetts Bankers

                      Association; Director, Depository

                        Trust Corporation; Director, The

                             Boston Stock Exchange.

--------------------  Director or Trustee of some of the        -------------$102,573.91 for
CHARLES F.            Federated Fund Complex; Executive Vice      $1,595.28  the
MANSFIELD, JR.        President, Legal and External Affairs,                 Corporation and
Birth Date: April     Dugan Valva Contess, Inc. (marketing,                  40  other
10, 1945              communications, technology and                         investment
80 South Road         consulting); formerly: Management                      companies
Westhampton Beach,    Consultant.                                            in the Fund
NY DIRECTOR                                                                  Complex
                      Previous Positions: Chief Executive Officer, PBTC
                      International Bank; Partner, Arthur Young & Company (now
                      Ernst & Young LLP); Chief Financial Officer of Retail
                      Banking Sector, Chase Manhattan Bank; Senior Vice
                      President, Marine Midland Bank; Vice President, Citibank;
                      Assistant Professor of Banking and Finance, Frank G. Zarb
                      School of Business, Hofstra University.

--------------------  Director or Trustee of the Federated      -----------------------------
JOHN E. MURRAY,       Fund Complex; President, Law                $1,665.92  $128,455.37 for
JR., J.D., S.J.D.#    Professor, Duquesne University;                        the
Birth Date:           Consulting Partner, Mollica & Murray;                  Corporation
December 20, 1932     Director, Michael Baker Corp.                          and
President, Duquesne   (engineering, construction, operations                 43 other
University            and technical services).                               investment
Pittsburgh, PA                                                               companies
DIRECTOR              Previous Positions: Dean and Professor                 in the Fund
                      of Law, University of Pittsburgh                       Complex
                      School of Law; Dean and Professor of
                      Law, Villanova University School of
                      Law.

--------------------  Director or Trustee of the Federated      -------------$116,760.63
MARJORIE P. SMUTS     Fund Complex; Public                        $1,514.23  for the
Birth Date: June      Relations/Marketing/Conference                         Corporation and
21, 1935              Planning.                                              43 other
4905 Bayard Street                                                           investment
Pittsburgh, PA        Previous Positions: National                           companies
DIRECTOR              Spokesperson, Aluminum Company of                      in the Fund
                      America; television producer; business                 Complex
                      owner.

--------------------  Director or Trustee of some of the        -------------$94,536.85 for
JOHN S. WALSH++       Federated Fund Complex; President and              $0  the
Birth Date:           Director, Heat Wagon, Inc.                             Corporation and
November 28, 1957     (manufacturer of construction                          39 other
2007 Sherwood Drive   temporary heaters); President and                      investment
Valparaiso, IN        Director, Manufacturers Products, Inc.                 companies
DIRECTOR              (distributor of portable construction                  in the Fund
                      heaters); President, Portable Heater                   Complex
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.

--------------------  President or Executive Vice President     -------------$0 for the
J. CHRISTOPHER        of the Federated Fund Complex;                     $0  Corporation and
DONAHUE+*             Director or Trustee of some of the                     30 other
 Birth Date: April    Funds in the Federated Fund Complex;                   investment
11, 1949              President, Chief Executive Officer and                 companies
Federated Investors   Director, Federated Investors, Inc.;                   in the Fund
Tower                 President, Chief Executive Officer and                 Complex
1001 Liberty Avenue   Trustee, Federated Investment
Pittsburgh, PA        Management Company; Trustee, Federated
EXECUTIVE VICE        Investment Counseling; President,
PRESIDENT and         Chief Executive Officer  and Director,
DIRECTOR              Federated Global Investment Management
                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.


EDWARD C. GONZALES  --President, Executive Vice President       -------------$0 for the
 Birth Date:          and Treasurer of some of the Funds in              $0  Corporation and
October 22, 1930      the Federated Fund Complex; Vice                       42 other
Federated Investors   Chairman, Federated Investors, Inc.;                   investment
Tower                 Trustee, Federated Administrative                      company
1001 Liberty Avenue   Services;     formerly: Trustee or                     in the Fund
Pittsburgh, PA        Director of some of the Funds in the                   Complex
EXECITIVE VICE        Federated Fund Complex; CEO and
PRESIDENT             Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.
--------------------
JOHN W. MCGONIGLE   --Executive Vice President and Secretary    -------------$0 for the
Birth Date: October   of the Federated Fund Complex;                     $0  Corporation and
26, 1938              Executive Vice President, Secretary                    43 other
Federated Investors   and Director, Federated Investors,                     investment
Tower                 Inc.; formerly: Trustee, Federated                     companies
1001 Liberty Avenue   Investment Management Company and                      in the Fund
Pittsburgh, PA        Federated Investment Counseling;                       Complex
EXECITIVE VICE        Director, Federated Global Investment
PRESIDENT and         Management Corp., Federated Services
--------------------  Company and  Federated Securities Corp.
SECRETARY

--------------------  Treasurer of the Federated Fund           -------------$0 for the
RICHARD J. THOMAS     Complex; Senior Vice President,                    $0  Corporation and
Birth Date: June      Federated Administrative Services;                     43 other
17, 1954              formerly: Vice President, Federated                    investment
Federated Investors   Administrative Services; held various                  companies
Tower                 management positions within Funds                      in the Fund
1001 Liberty Avenue   Financial Services Division of                         Complex
Pittsburgh, PA        Federated Investors, Inc.
TREASURER

--------------------  President or Vice President of some of    -------------$0 for the
RICHARD B. FISHER     the Funds in the Federated Fund                    $0  Corporation and
 Birth Date: May      Complex; Vice Chairman, Federated                      41 other
17, 1923              Investors, Inc.; Chairman, Federated                   investment
Federated Investors   Securities Corp.; formerly: Director                   companies
Tower                 or Trustee of some of the Funds in the                 in the Fund
1001 Liberty Avenue   Federated Fund Complex,; Executive                     Complex
Pittsburgh, PA        Vice President, Federated Investors,
PRESIDENT             Inc. and Director and Chief Executive
                      Officer, Federated Securities Corp.

--------------------  Chief Investment Officer of this Fund     -------------$0 for the
HENRY A. FRANTZEN     and various other Funds in the                     $0  Corporation and
Birth Date:           Federated Fund Complex; Executive Vice                 2 other
November 28, 1942     President, Federated Investment                        investment
Federated Investors   Counseling, Federated Global                           companies
Tower                 Investment Management Corp., Federated                 in the Fund
1001 Liberty Avenue   Investment Management Company and                      Complex
Pittsburgh, PA        Passport Research, Ltd.; Director,
CHIEF INVESTMENT      Federated Global Investment Management
OFFICER               Corp. and Federated Investment

                      Management Company; Registered
                      Representative, Federated Securities
                      Corp.; Vice President, Federated
                      Investors, Inc.; formerly: Executive
                      Vice President, Federated Investment
                      Counseling Institutional Portfolio
                      Management Services Division; Chief
                      Investment Officer/Manager,
                      International Equities, Brown Brothers
                      Harriman & Co.; Managing Director, BBH
                      Investment Management Limited.


* AN ASTERISK DENOTES A DIRECTOR WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE 1940 ACT. # A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS. + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT AND DIRECTOR OF THE CORPORATION.

++ MESSRS. CUNNINGHAM AND WALSH BECAME MEMBERS OF THE BOARD OF
DIRECTORS ON JANUARY 1, 2000. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE COMPANY.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

   CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

   For the fiscal year ended, November 30, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $947,397,677 for which the Fund paid $15,272,858 in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY NET ASSETS OF THE ADMINISTRATIVE FEE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

-------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

   The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED

NOVEMBER 30                             1999                1998            1997
--------------------------

Adviser Fee Earned                $7,636,667          $4,436,654      $1,677,789
Adviser Fee Reduction                    $--                  $0        $231,231
Brokerage Commissions            $15,799,481          $9,125,592      $3,378,511
Administrative Fee                  $464,859            $267,666        $185,588
12b-1 Fee
 Class A Shares                          $--                  --              --
 Class B Shares                   $2,066,817                  --              --
 Class C Shares                     $580,378                  --              --
Shareholder Services Fee

  Class A Shares                    $644,871                  --              --
  Class B Shares                    $688,939                  --              --
  Class C Shares                    $193,459                  --              --
    Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

-------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS

Total returns are given for the one-year and Start of Performance periods ended November 30, 1999.



                1 YEAR  START OF

----------------        PERFORMANCE ON

                        FEBRUARY 28, 1996

CLASS A SHARES
Total Return    92.28%  38.26%
                1 YEAR  START OF

----------------        PERFORMANCE ON

                        FEBRUARY 28, 1996

CLASS B SHARES
Total Return    96.61%  39.01%
                1 YEAR  START OF

----------------        PERFORMANCE ON

                        FEBRUARY 28, 1996

CLASS C SHARES
Total Return    101.11% 39.31%
-------------------------------------------



-------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

MSCI SMALL CAP WORLD EX-U.S. INDEX

The MSCI Small Cap World ex-U.S. Index is an unmanaged index including 23 developed markets with U.S. dollar market capitalizations of $200-800 million.

LIPPER ANALYTICAL SERVICES, INC.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

CDA/WIESENBERGER INVESTMENT COMPANY SERVICES

Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

MORNINGSTAR, INC.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

CNBC

Financial News Composite Index.


FINANCIAL TIMES ACTUARIES INDICES

Including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.

INTERNATIONAL FINANCIAL STATISTICS
Produced by the International Monetary Fund.


WILSHIRE ASSOCIATES

An on-line database for international financial and economic data including performance measures for a wide range of securities.

WORLD BANK

Various publications and annual reports produced by the World Bank and its affiliates.

THE WORLD BANK PUBLICATION OF TRENDS IN DEVELOPING COUNTRIES (TIDE) TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

FINANCIAL PUBLICATIONS

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

  Various publications from the International Bank for Reconstruction and Development.

  Various publications from the Organization for Economic Cooperation and Development.

  Various publications including, but not limited to, ratings agencies such as Moody's, Fitch and S&P.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

   FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield -
J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated International Small Company Fund dated November 30, 1999.

INVESTMENT RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

   PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

c:\msoffice95\templates\normal.dot                              09/09/99

ADDRESSES

FEDERATED INTERNATIONAL SMALL COMPANY FUND

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Federated World Utility Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

A mutual fund seeking total return by investing in securities issued by domestic and foreign companies in the utilities industries.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

MARCH 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  9

How is the Fund Sold?  12

How to Purchase Shares  12

How to Redeem and Exchange Shares  14

Account and Share Information  17

Who Manages the Fund?  18

Financial Information  19

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities; and (2) income received from its portfolio securities. The Fund expects that changes in the market value of its portfolio securities will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its total assets in securities issued by domestic and foreign companies in the utilities sector. The Fund invests primarily, but not exclusively, in equity securities of utility companies which are represented in the Financial Times/S&P Global Utility Index, an index of approximately 174 global utility companies.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* the possibility that the utilities sector may underperform other sectors or the market as a whole;

* fluctuations in the value of equity securities in domestic and foreign securities markets;

* fluctuations in the exchange rate between the U.S. dollar and foreign currencies;

* prices of emerging market securities in which the Fund invests can be significantly more volatile than prices of securities in developed countries; and

* the foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares as of the calendar year-end for each of 5 years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 10% up to 40%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features 5 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1999, The percentages noted are: 23.46&, 17.64%, 21.11%, 23.69%, and 39.25%.

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 28.91% (quarter ended December 31, 1999). Its lowest quarterly return was (4.54%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 1999.

The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the FT/S&P Global Utility Index (FTGU), broad based market indexes, and the Lipper Utility Funds Average (LUFA), an average of funds with similar investment objectives. The FTGU is a market capitalization weighted index of approximately 174 utility securities from 24 countries, both developed and emerging markets. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.






CALENDAR PERIOD          CLASS A SHARES   CLASS B SHARES   CLASS C
SHARES   S&P 500   FTGU     LUFA
1 Year                   31.63%           32.75%
37.20%           21.05%    32.90%   15.82%
5 Years                  23.41%           -
-                28.56%    22.14%   18.39%
Start of Performance 1   19.40%           23.71%
23.89%           23.22%    21.53%   15.57%






1 The Fund's Class A Shares start of performance date was April 22, 1994. The Fund's Class B and Class C Shares start of performance date was July 27, 1995.

Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED WORLD UTILITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B or C Shares.




SHAREHOLDER FEES
CLASS A   CLASS B   CLASS C

Fees Paid Directly From Your
Investment

Maximum Sales Charge (Load) Imposed on Purchases (
as a percentage of offering price)
5.50%     None      None
Maximum Deferred Sales Charge (Load) (as a percentage of
original
purchase price or redemption proceeds,
as applicable)
0.00%     5.50%     1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price).
None      None      None
Redemption Fee (as a percentage of amount redeemed, if applicable)
None      None      None
Exchange Fee
None      None      None

ANNUAL FUND OPERATING EXPENSES (Before Waiver)
1

Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee 2
1.00%     1.00%     1.00%
Distribution (12b-1) Fee
None      0.75%     0.75%
Shareholder Services Fee
0.25%     0.25%     0.25%
Other Expenses
0.73%     0.73%     0.73%
Total Annual Fund Operating Expenses
1.98%     2.73% 3   2.73%
1  Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the
Fund actually paid for the fiscal year ended November 30, 1999.
 Total Waiver of Fund

Expenses                                           0.37%    0.37%
0.37%

 Total Actual Annual Fund Operating Expenses (after waiver) 1.61% 2.36% 2.36% 2
The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.63% for the fiscal year ended November 30, 1999. 3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Class A, B and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown.

The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B and C Shares operating expenses are BEFORE WAIVER as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




SHARE CLASS                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A:
Expenses assuming redemption        $740    $1,137    $1,559     $2,729
Expenses assuming no redemption     $740    $1,137    $1,559     $2,729
CLASS B:
Expenses assuming redemption        $826    $1,247    $1,645     $2,881
Expenses assuming no redemption     $276    $  847    $1,445     $2,881
CLASS C:
Expenses assuming redemption        $376    $  847    $1,445     $3,061
Expenses assuming no redemption     $276    $  847    $1,445     $3,061




What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its total assets in securities issued by domestic and foreign companies in the utilities sector. Utility companies may include companies that provide electricity, gas, water, cable television, radio, telecommunications or sanitary services to the public.



The stock selection process usually begins with those companies represented in the Financial Times/S&P Global Utility Index (Index), an index of approximately 174 global utility stocks, including stocks issued by companies located in emerging market countries. The Adviser is not limited to Index stocks and frequently evaluates and purchases stocks that are not represented in the Index as long as they meet the Adviser's investment criteria. Although utility companies have traditionally paid above-average dividends, the Fund tends to emphasize those utility companies that have strong growth potential rather than high current dividends.

The Adviser uses a variety of means to rate the future performance potential of the utility companies in the Index as well as utility companies not represented in the Index. The Adviser evaluates selected factors such as a company's earnings relative to its current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality, earnings diversification, dividend yield and sustainability of current growth trends of these companies. In implementing this strategy, the Adviser may invest in emerging market countries. Using this type of fundamental analysis, the Adviser attempts to select the most promising companies for the Fund's portfolio. The Adviser uses a "bottom-up" approach to selecting stocks in this sector and is not constrained by country weightings or industry weightings within the utilities sector in determining the contents of the portfolio.



INDUSTRY CONCENTRATION

The Fund will invest at least 65% or more of its assets in securities of issuers in the utilities industry.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity security in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Foreign securities are subject to currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.

The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks. Although not prohibited from doing so, historically, the Fund has not entered into derivative contracts.

What are the Specific Risks of Investing in the Fund?

Many factors affect the Fund's performance. The Fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The Fund's reaction to these developments will be affected by the types of the securities in which the Fund invests, the financial condition, industry and economic sector and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or market as a whole. These fluctuations could be a sustained trend or a drastic movement.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS



Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



RISKS OF INVESTING IN UTILITY SECURITIES

Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company.

In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.



CONCENTRATION RISKS

Concentration risk is the possibility that the utility sector in which the Fund is concentrated may underperform other sectors or the market as a whole. Because the Fund concentrates its investments in utility companies, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. For example, a global increase in the cost of natural resources used by utility companies would reduce the value of utility companies more than companies in other business sectors. This would cause the Fund to underperform other mutual funds that do not concentrate in the utility sector.

The Adviser attempts to manage this risk by diversifying the Fund's investments within the sector. For example, the Adviser will invest in a number of traditional utilities as well as more volatile growth oriented ones in the technology and telecommunications industries. However, diversification will not protect the Fund from extreme volatility in the utility sector.



RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States.

Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S.

companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States.

Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




                 MINIMUM       MAXIMUM SALES CHARGE
                 INITIAL/                  CONTINGENT
                 SUBSEQUENT    FRONT-END   DEFERRED
                 INVESTMENT    SALES       SALES
SHARES OFFERED   AMOUNTS 1     CHARGE 2    CHARGE 3
Class A          $1,500/$100   5.50%       0.00%
Class B          $1,500/$100   None        5.50%
Class C          $1,500/$100   None        1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE




CLASS A SHARES
                                    Sales Charge
                                    as a Percentage   Sales Charge
                                    of Public         as a Percentage

Purchase Amount                     Offering Price    of NAV
Less than $50,000                   5.50%             5.82%
$50,000 but less than $100,000      4.50%             4.71%
$100,000 but less than $250,000     3.75%             3.90%
$250,000 but less than $500,000     2.50%             2.56%
$500,000 but less than $1 million   2.00%             2.04%
$1 million or greater 1             0.00%             0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).




CLASS A SHARES

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS B SHARES
Shares Held Up
To:

CDSC

1

Year

5.50%

2

Years

4.75%

3

Years

4.00%

4

Years

3.00%

5

Years

2.00%

6

Years

1.00%

7 Years or
More

0.00%

CLASS C SHARES

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN



The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B and C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

* Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.

This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.

If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

RICHARD J. LAZARCHIC

Richard J. Lazarchic has been a portfolio manager of the Fund since March 1998. Mr. Lazarchic joined Federated in 1998 as a Senior Portfolio
Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial
Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.

RICHARD WINKOWSKI

Richard Winkowski has been a portfolio manager of the Fund since December 1999. Mr. Winkowski joined Federated as a Senior Investment Analyst in April 1998 and was promoted to Assistant Vice President of the
Fund's Adviser in July 1999. He served as a Senior Research Analyst with
Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from April 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

HENRY A. FRANTZEN

Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation.
Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North
Dakota.


ADVISER FEES

The Adviser receives an annual investment adviser fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED NOVEMBER 30           1999        1998         1997
1996        1995
NET ASSET VALUE, BEGINNING
OF PERIOD                      $16.24      $14.16       $12.69
$10.96      $ 9.67
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.03        0.23         0.28
0.43        0.42
Net realized and
unrealized gain on
investments and foreign
currency                         4.68        2.55         2.00
1.67        1.27
TOTAL FROM INVESTMENT
OPERATIONS                       4.71        2.78         2.28
2.10        1.69
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.04)      (0.26)       (0.38)
(0.37)      (0.40)
Distributions from net
realized gain on
investments and foreign
currency transactions           (1.30)      (0.44)
(0.43)           -           -
TOTAL DISTRIBUTIONS             (1.34)      (0.70)       (0.81)
(0.37)      (0.40)
NET ASSET VALUE, END OF
PERIOD                         $19.61      $16.24       $14.16
$12.69      $10.96
TOTAL RETURN 1                  31.41%      20.42%       19.08%
19.54%      17.94%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         1.61%       1.52%        1.40%
1.05%       0.25%
Net investment income            0.21%       1.71%        2.16%
3.87%       4.39%
Expense

waiver/reimbursement 2           0.37%       0.81%        1.49%
3.11%       4.78%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $65,071     $28,022      $20,394
$12,671      $8,875
Portfolio turnover                169%        139%
52%          50%         46%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This expense decrease is reflected in both the expense and the net investment income ratios shown above. For the period ended November 30, 1995, the adviser waived all of its adviser fee (1.00%) and reimbursed other operating expenses (0.34%), to comply with certain state expenses limitations. The remainder of the reimbursement was voluntary.



Financial Highlights - Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED NOVEMBER 30           1999         1998         1997
1996        1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                      $16.19       $14.12       $12.68
$10.95      $10.53
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                 (0.07)        0.12         0.21
0.35        0.11
Net realized and
unrealized gain on
investments and foreign
currency                         4.65         2.54         1.95
1.67        0.41
TOTAL FROM INVESTMENT
OPERATIONS                       4.58         2.66         2.16
2.02        0.52
LESS DISTRIBUTIONS:
Distributions from net

investment income                   -        (0.15)       (0.29)
(0.29)      (0.10)
Distributions from net
realized gain on
investments and foreign
currency transactions           (1.30)       (0.44)
(0.43)          -           -
TOTAL DISTRIBUTIONS             (1.30)       (0.59)       (0.72)
(0.29)      (0.10)
NET ASSET VALUE, END OF
PERIOD                         $19.47       $16.19       $14.12
$12.68      $10.95
TOTAL RETURN 2                  30.57%       19.53%       18.04%
18.79%       5.00%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         2.36%        2.27%        2.15%
1.80%       1.00% 3
Net investment income (net
operating loss)                (0.54%)        0.96%        1.36%
3.18%       2.99% 3
Expense

waiver/reimbursement 4           0.37%        0.81%        1.49%
3.11%       4.78% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $43,969      $22,793      $15,177
$4,091      $1,068
Portfolio turnover                169%         139%
52%         50%         46%


1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above. For the period ended November 30, 1995, the adviser waived all of its adviser fee (1.00%) and reimbursed other operating expenses (0.34%), to comply with certain state expenses limitations. The remainder of the reimbursement was voluntary.



Financial Highlights - Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED NOVEMBER 30          1999        1998        1997
1996      1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                     $16.21      $14.14      $12.67
$10.95    $10.53
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                (0.06)       0.12        0.19
0.33      0.15
Net realized and
unrealized gain on
investments and foreign
currency                        4.63        2.54        2.00
1.68      0.37
TOTAL FROM INVESTMENT
OPERATIONS                      4.57        2.66        2.19
2.01      0.52
LESS DISTRIBUTIONS:
Distributions from net

investment income                  -       (0.15)      (0.29)
(0.29)    (0.10)
Distributions from net
realized gain on
investments and foreign
currency transactions          (1.30)      (0.44)      (0.43)
-         -
TOTAL DISTRIBUTIONS            (1.30)      (0.59)      (0.72)
(0.29)    (0.10)
NET ASSET VALUE, END OF
PERIOD                        $19.48      $16.21      $14.14
$12.67    $10.95
TOTAL RETURN 2                 30.46%      19.50%      18.24%
18.61%     4.92%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                        2.36%       2.27%       2.15%
1.80%     1.00% 3
Net investment income (net
operating loss)                (0.54%)      0.96%       1.39%
3.17%     3.03% 3
Expense

waiver/reimbursement 4          0.37%       0.81%       1.49%
3.11%     4.77% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $6,821      $3,276      $1,923
$1,072      $374
Portfolio turnover               169%        139%         52%
50%       46%


1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above. For the period ended November 30, 1995, the adviser waived all of its adviser fee (1.00%) and reimbursed other operating expenses (0.34%), to comply with certain state expenses limitations. The remainder of the reimbursement was voluntary.


 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated World Utility Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available.

The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Federated World Utility Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor



Investment Company Act File No.811-7141

Cusip 981487101

(Effective April 3, 2000, the Cusip number will be 31428U672)

Cusip 981487309

(Effective April 3, 2000, the Cusip number will be 31428U664)

Cusip 981487408

(Effective April 3, 2000, the Cusip number will be 31428U656)

G00440-03 (3/00)  513044

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STATEMENT OF ADDITIONAL INFORMATION
Federated World Utility Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated World Utility Fund (Fund), dated March 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

MARCH 31, 2000



 [Graphic]
 Federated

 World-Class Investment Manager
 Federated World Utility Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

G00440-04 (3/00)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  7

How is the Fund Sold?  8

Exchanging Securities for Shares  9

Subaccounting Services  9

Redemption in Kind  9

Account and Share Information  9

Tax Information  10

Who Manages and Provides Services to the Fund?  11

How Does the Fund Measure Performance?  14

Who is Federated Investors, Inc.?  16

Financial Information  17

Investment Ratings  17

Addresses  19



How is the Fund Organized?



The Fund is a diversified portfolio of Federated World Investment
Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On January 19,
2000, the Corporation changed its name from World Investment Series, Inc.
to Federated World Investment Series, Inc.



The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.

The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

The Fund may write covered call options on all or any portion of its portfolio to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

EURO RISKS

* The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

* With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

LIQUIDITY RISKS

* Trading opportunities are more limited for equity securities that are not widely held or are issued by companies located in emerging markets. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

* OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

* Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

* Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

BOND MARKET RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in issuers in the utilities industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



CONCENTRATION

In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); and (b) asset-backed securities will be classified according to the underlying assets securing such securities.



To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute 'concentration.'



INVESTING IN COMMODITIES



As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.



PURCHASES ON MARGIN

* The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

* The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

ILLIQUID SECURITIES

* The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the
Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.

If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;



* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;



* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor
(Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS B SHARES AND CLASS C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:




                               ADVANCE PAYMENTS AS
                                 A PERCENTAGE OF

AMOUNT                  PUBLIC OFFERING PRICE
First $1 - $5 million 0.75% Next $5 - $20 million 0.50% Over $20 million 0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front- end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.



Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Heights, MO, owned 1,577,805 Shares (37.90%); and MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 406,145 Shares (9.76%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland Heights, MO, owned 210,481 Shares (7.44%); and MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 186,136 Shares (6.58%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland Heights, MO, owned 72,144 Shares (14.06%); and MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned 54,589 Shares (10.64%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of nine funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B and C Shares.




NAME

Total

BIRTH DATE
Aggregate          Compensation

ADDRESS                              PRINCIPAL OCCUPATIONS
Compensation       From Corporation

POSITION WITH CORPORATION            FOR PAST FIVE YEARS
From Corporation   and Fund Complex
JOHN F. DONAHUE*+#                   Chief Executive
Officer                      $0   $0 for the
Birth Date: July 28, 1924            and Director or Trustee
of                        Corporation and
Federated Investors Tower            the Federated
Fund                                43 other investment
1001 Liberty Avenue                  Complex; Chairman
and                             companies in the
Pittsburgh, PA                       Director,
Federated                               Fund Complex
DIRECTOR AND CHAIRMAN                Investors, Inc.; Chairman,
                                     Federated

Investment

                                     Management Company,
                                     Federated
Global

                                     Investment

Management

                                     Corp. and

Passport

                                     Research, Ltd.; formerly:
                                     Trustee,
Federated

                                     Investment

Management

                                     Company and Chairman

and

                                     Director,
Federated

                                     Investment Counseling.
THOMAS G. BIGLEY                     Director or Trustee
of                $1,514.23   $116,760.63 for the
Birth Date: February 3, 1934         the Federated
Fund                                Corporation and
15 Old Timber Trail                  Complex; Director,
Member                         43 other investment
Pittsburgh, PA                       of Executive
Committee,                           companies in the
DIRECTOR                             Children's Hospital
of                            Fund Complex
                                     Pittsburgh; Director,
                                     Robroy Industries, Inc.
                                     (coated steel
conduits/
                                     computer

storage

                                     equipment); formerly:
                                     Senior Partner, Ernst

&
                                     Young LLP; Director,
MED

                                     3000 Group, Inc.
                                     (physician
practice

                                     management); Director,
                                     Member of
Executive

                                     Committee, University

of

                                     Pittsburgh.
JOHN T. CONROY, JR.                  Director or Trustee of
the            $1,665.92   $128,455.37 for the
Birth Date: June 23, 1937            Federated Fund
Complex;                           Corporation and
Grubb & Ellis/Investment             President,
Investment                             43 other investment
Properties Corporation               Properties
Corporation;                           companies in the
3201 Tamiami Trail North             Senior Vice
President,                            Fund Complex
Naples, FL                           John R. Wood
and
DIRECTOR                             Associates, Inc.,
                                     Realtors; Partner

or

                                     Trustee in private

real

                                     estate ventures
in

                                     Southwest Florida;
                                     formerly: President,
                                     Naples
Property

                                     Management, Inc.
and

                                     Northgate

Village

                                     Development Corporation.
NICHOLAS P. CONSTANTAKIS             Director or Trustee of
the            $1,514.23   $73,191.21 for the
Birth Date: September 3, 1939        Federated Fund
Complex;                           Corporation and
175 Woodshire Drive                  Director, Michael
Baker                           37 other investment
Pittsburgh, PA                       Corporation
(engineering,                         companies in the
DIRECTOR                             construction,
operations                          Fund Complex
                                     and technical services);
                                     formerly: Partner,
                                     Andersen Worldwide SC.
JOHN F. CUNNINGHAM++                 Director or Trustee of
some                  $0   $93,190.48 for the
Birth Date: March 5, 1943            of the Federated
Fund                             Corporation and
353 El Brillo Way                    Complex;
Chairman,                                37 other investment
Palm Beach, FL                       President and
Chief                               companies in the
DIRECTOR                             Executive
Officer,                                Fund Complex
                                     Cunningham & Co., Inc.
                                     (strategic
business

                                     consulting);
Trustee

                                     Associate, Boston College;
                                     Director, Iperia Corp.
                                     (communications/software);
                                     formerly: Director,
                                     Redgate Communications
and

                                     EMC Corporation

(computer
                                     storage systems).
                                     Previous Positions:
                                     Chairman of the Board
and

                                     Chief Executive Officer,
                                     Computer Consoles, Inc.;
                                     President and
Chief

                                     Operating Officer,
Wang

                                     Laboratories; Director,
                                     First National Bank
of

                                     Boston; Director,
Apollo

                                     Computer, Inc.
LAWRENCE D. ELLIS, M.D.*             Director or Trustee of
the            $1,514.23   $116,760.63 for the
Birth Date: October 11, 1932         Federated Fund
Complex;                           Corporation and
3471 Fifth Avenue                    Professor of
Medicine,                            43 other investment
Suite 1111                           University of
Pittsburgh;                         companies in the
Pittsburgh, PA                       Medical
Director,                                 Fund Complex
DIRECTOR                             University of
Pittsburgh
                                     Medical Center - Downtown;
                                     Hematologist, Oncologist,
                                     and Internist,
University

                                     of Pittsburgh

Medical

                                     Center; Member,
National

                                     Board of Trustees,
                                     Leukemia Society
of

                                     America.
PETER E. MADDEN                      Director or Trustee of
the            $1,429.52   $109,153.60 for the
Birth Date: March 16, 1942           Federated Fund
Complex;                           Corporation and
One Royal Palm Way                   formerly:
Representative,                         43 other investment
100 Royal Palm Way                   Commonwealth
of                                   companies in the
Palm Beach, FL                       Massachusetts
General                             Fund Complex
DIRECTOR                             Court; President,
State
                                     Street Bank and

Trust

                                     Company and

State

                                     Street Corporation.
                                     Previous Positions:
                                     Director, VISA USA and
VISA

                                     International;
Chairman

                                     and Director,
                                     Massachusetts
Bankers

                                     Association; Director,
                                     Depository
Trust

                                     Corporation; Director,
The

                                     Boston Stock Exchange.

NAME

Total

BIRTH DATE
Aggregate          Compensation

ADDRESS                              PRINCIPAL OCCUPATIONS
Compensation       From Corporation

POSITION WITH CORPORATION            FOR PAST FIVE YEARS
From Corporation   and Fund Complex
CHARLES F. MANSFIELD, JR.            Director or Trustee of
some           $1,595.28   $102,573.91 for the
Birth Date: April 10, 1945           of the Federated
Fund                             Corporation and
80 South Road                        Complex; Executive
Vice                           40 other investment
Westhampton Beach, NY                President, Legal
and                              companies in the
DIRECTOR                             External Affairs,
Dugan                           Fund Complex
                                     Valva Contess, Inc.
                                     (marketing,
                                     communications,
technology

                                     and consulting); formerly:
                                     Management Consultant.
                                     Previous Positions:
Chief

                                     Executive Officer,
PBTC

                                     International Bank;
                                     Partner, Arthur Young
&
                                     Company (now Ernst &
Young

                                     LLP); Chief
Financial

                                     Officer of Retail

Banking

                                     Sector, Chase

Manhattan

                                     Bank; Senior

Vice

                                     President, Marine

Midland

                                     Bank; Vice President,
                                     Citibank;
Assistant

                                     Professor of Banking

and

                                     Finance, Frank G.
Zarb

                                     School of Business,
                                     Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#   Director or Trustee
of                $1,665.92   $128,455.37 for the
Birth Date: December 20, 1932        the Federated
Fund                                Corporation and
President, Duquesne University       Complex; President,
Law                           43 other investment
Pittsburgh, PA                       Professor,
Duquesne                               companies in the
DIRECTOR                             University;
Consulting                            Fund Complex
                                     Partner, Mollica & Murray;
                                     Director, Michael
Baker

                                     Corp. (engineering,
                                     construction,
operations

                                     and technical services).
                                     Previous Positions:
Dean

                                     and Professor of Law,
                                     University of
Pittsburgh

                                     School of Law; Dean

and

                                     Professor of Law,
                                     Villanova
University

                                     School of Law.
MARJORIE P. SMUTS                    Director or Trustee of
the            $1,514.23   $116,760.63 for the
Birth Date: June 21, 1935            Federated Fund
Complex;                           Corporation and
4905 Bayard Street                   Public
Relations/                                 43 other investment
Pittsburgh, PA

Marketing/Conference                              companies in the
DIRECTOR                             Planning.  Fund Complex
                                     Previous Positions:
                                     National Spokesperson,
                                     Aluminum Company
of

                                     America;
television

                                     producer; business owner.
JOHN S. WALSH++                      Director or Trustee of
some                  $0   $94,536.85 for the
Birth Date: November 28, 1957        of the Federated
Fund                             Corporation and
2007 Sherwood Drive                  Complex; President
and                            39 other investment
Valparaiso, IN                       Director, Heat Wagon,
Inc.                        companies in the
DIRECTOR                             (manufacturer
of                                  Fund Complex
                                     construction

temporary

                                     heaters); President
and

                                     Director,
Manufacturers

                                     Products, Inc.
                                     (distributor of
portable

                                     construction heaters);
                                     President, Portable

Heater

                                     Parts, a division

of

                                     Manufacturers Products,
                                     Inc.; Director, Walsh
&
                                     Kelly, Inc. (heavy
highway

                                     contractor); formerly:
                                     Vice President, Walsh

&
                                     Kelly, Inc.
J. CHRISTOPHER DONAHUE+*             President or
Executive                       $0   $0 for the
Birth Date: April 11, 1949           Vice President of
the                             Corporation and
Federated Investors Tower            Federated Fund
Complex;                           30 other investment
1001 Liberty Avenue                  Director or Trustee of
some                       companies in the
Pittsburgh, PA                       of the Funds in
the                               Fund Complex
EXECUTIVE VICE PRESIDENT             Federated Fund Complex;
AND DIRECTOR                         President, Chief
Executive
                                     Officer and Director,
                                     Federated Investors, Inc.;
                                     President, Chief
Executive

                                     Officer and Trustee,
                                     Federated
Investment

                                     Management Company;
                                     Trustee,
Federated

                                     Investment Counseling;
                                     President, Chief
Executive

                                     Officer and Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp.; President and

Chief

                                     Executive Officer,
                                     Passport Research, Ltd.;
                                     Trustee,
Federated

                                     Shareholder

Services

                                     Company; Director,
                                     Federated
Services

                                     Company; formerly:
                                     President,
Federated

                                     Investment Counseling.
EDWARD C. GONZALES                   President, Executive
Vice                    $0   $0 for the
Birth Date: October 22, 1930         President and Treasurer
of                        Corporation and
Federated Investors Tower            some of the Funds in
the                          42 other investment
1001 Liberty Avenue                  Federated Fund
Complex;                           company in the
Pittsburgh, PA                       Vice Chairman,
Federated                          Fund Complex
EXECUTIVE VICE PRESIDENT             Investors, Inc.; Trustee,
                                     Federated

Administrative

                                     Services; formerly:
                                     Trustee or Director of
some

                                     of the Funds in
the

                                     Federated Fund Complex;
                                     CEO and Chairman,
                                     Federated
Administrative

                                     Services; Vice President,
                                     Federated
Investment

                                     Management Company,
                                     Federated
Investment

                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.
and

                                     Passport Research, Ltd.;
                                     Director and
Executive

                                     Vice President,
Federated

                                     Securities Corp.;
                                     Director,
Federated

                                     Services Company; Trustee,
                                     Federated
Shareholder

                                     Services Company.
JOHN W. MCGONIGLE                    Executive Vice
President                     $0   $0 for the
Birth Date: October 26, 1938         and Secretary of
the                              Corporation and
Federated Investors Tower            Federated Fund
Complex;                           43 other investment
1001 Liberty Avenue                  Executive Vice
President,                         companies in the
Pittsburgh, PA                       Secretary and
Director,                           Fund Complex
EXECITIVE VICE PRESIDENT             Federated Investors, Inc.;
AND SECRETARY                        formerly: Trustee,
                                     Federated

Investment

                                     Management Company

and

                                     Federated

Investment

                                     Counseling; Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp., Federated

Services

                                     Company and

Federated

                                     Securities Corp.
RICHARD J. THOMAS                    Treasurer of the
Federated                   $0   $0 for the
Birth Date: June 17, 1954            Fund Complex; Senior
Vice                         Corporation and
Federated Investors Tower            President,
Federated                              43 other investment
1001 Liberty Avenue                  Administrative
Services;                          companies in the
Pittsburgh, PA                       formerly: Vice
President,                         Fund Complex
TREASURER                            Federated
Administrative
                                     Services; held

various

                                     management

positions

                                     within Funds

Financial

                                     Services Division

of

                                     Federated Investors, Inc.

NAME

Total

BIRTH DATE
Aggregate          Compensation

ADDRESS                              PRINCIPAL OCCUPATIONS
Compensation       From Corporation

POSITION WITH CORPORATION            FOR PAST FIVE YEARS
From Corporation   and Fund Complex
RICHARD B. FISHER                    President or
Vice                            $0   $0 for the
Birth Date: May 17, 1923             President of some of
the                          Corporation and
Federated Investors Tower            Funds in the Federated
Fund                       41 other investment
1001 Liberty Avenue                  Complex; Vice
Chairman,                           companies in the
Pittsburgh, PA                       Federated Investors,
Inc.;                        Fund Complex
PRESIDENT                            Chairman,
Federated
                                     Securities Corp.;
                                     formerly: Director
or

                                     Trustee of some of
the

                                     Funds in the Federated

Fund

                                     Complex,; Executive

Vice

                                     President,
Federated

                                     Investors, Inc.
and

                                     Director and

Chief

                                     Executive Officer,
                                     Federated Securities Corp.
HENRY A. FRANTZEN                    Chief Investment
Officer                     $0   $0 for the
Birth Date: November 28, 1942        of this Fund and
various                          Corporation and
Federated Investors Tower            other Funds in
the                                2 other investment
1001 Liberty Avenue                  Federated Fund
Complex;                           companies in the
Pittsburgh, PA                       Executive Vice
President,                         Fund Complex
CHIEF INVESTMENT OFFICER             Federated
Investment
                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.,
                                     Federated
Investment

                                     Management Company

and

                                     Passport Research, Ltd.;
                                     Director, Federated
Global

                                     Investment

Management

                                     Corp. and

Federated

                                     Investment

Management

                                     Company;
                                     Registered
                                     Representative, Federated
                                     Securities Corp.; Vice
                                     President, Federated
                                     Investors, Inc.; formerly:
                                     Executive Vice President,
                                     Federated Investment
                                     Counseling Institutional
                                     Portfolio Management
                                     Services Division; Chief
                                     Investment Officer/
                                     Manager, International
                                     Equities, Brown Brothers
                                     Harriman & Co.; Managing
                                     Director, BBH Investment
                                     Management Limited.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.



# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.



++ Messrs. Cunningham and Walsh became members of the Board of Directors on
January 1, 2000. They did not receive any fees as of the fiscal year end of the Company.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.



BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended, November 30, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $99,093,712 for which the Fund paid $419,885 in brokerage commissions.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




                             AVERAGE AGGREGATE DAILY
MAXIMUM ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS         0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN



State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, Boston, MA, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES




FOR THE YEAR ENDED NOVEMBER 30       1999       1998       1997
Adviser Fee Earned               $888,332   $587,621   $360,983
Adviser Fee Reduction             324,969    409,202    358,986
Brokerage Commissions             430,514    302,937    117,108
Administrative Fee                192,397    215,000    215,000
12B-1 FEE

Class A Shares                          -          -
Class B Shares                    244,928          -
Class C Shares                     35,712          -
CLASS F SHARES 1                   27,284
SHAREHOLDER SERVICES FEE
Class A Shares                    120,861          -
Class B Shares                     81,643          -
Class C Shares                     11,904
Class F Shares 1                    7,673          -




1 Reflects operations for the period from December 1, 1998 to February 28, 1999. On March 1, 1999, Class F Shares were reclassified as Class A Shares.



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS



Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 1999.





SHARE CLASS      1 YEAR   5-YEAR   START OF PERFORMANCE
                                   ON APRIL 22, 1994
CLASS A SHARES
Total Return     24.15%   20.22%   17.19%

CLASS B SHARES
Total Return     25.07%   N/A      20.85%

CLASS C SHARES
Total Return     29.46%   N/A      21.04%




TOTAL RETURN



Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



PERFORMANCE COMPARISONS



Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.



MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES



Morgan Stanley Capital International World Indices includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.



STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS



Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.



MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



DOW JONES COMPOSITE AVERAGE



Dow Jones Composite Average is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.



DOW JONES WORLD INDUSTRY INDEX



Dow Jones World Industry Index or its component indices, including, among others, the utility sector.



STANDARD & POOR'S 500 STOCK INDEX



Standard & Poor's 500 Stock Index or its component indices-is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.



THE NEW YORK STOCK EXCHANGE

Composite or component indices-unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

FINANCIAL TIMES ACTUARIES INDICES

Including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.

LIPPER-MUTUAL FUND PERFORMANCE ANALYSIS AND LIPPER-FIXED INCOME FUND PERFORMANCE ANALYSIS

Measure of total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

VALUE LINE MUTUAL FUND SURVEY

Published by Value Line Publishing, Inc.-analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is one, and ratings are effective for two weeks.

MUTUAL FUND SOURCE BOOK

Published by Morningstar, Inc.-analyzes price, yield, risk, and total return for equity and fixed income funds.

CDA MUTUAL FUND REPORT

Published by CDA Investment Technologies, Inc.-analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

VALUE LINE INDEX

An unmanaged index which follows the stocks of approximately 1,700 companies.

WILSHIRE 5000 EQUITY INDEX

Represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.



HISTORICAL DATA



Supplied by the research departments of First Boston Corporation, the
J. P.
Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner &
Smith,
Smith Barney Shearson and Bloomberg L.P.



FINANCIAL PUBLICATIONS



The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others-provide performance statistics over specified time periods.

CONSUMER PRICE INDEX (OR COST OF LIVING INDEX)

Published by the U.S. Bureau of Labor Statistics-a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STRATEGIC INSIGHT MUTUAL FUND RESEARCH AND CONSULTING

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS



In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



GOVERNMENT FUNDS



In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS



In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information



The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated World Utility Fund dated November 30, 1999.



Investment Ratings

STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED WORLD UTILITY FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Investment Management Corp.

175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072







PART C.    OTHER INFORMATION.

Item 23.    EXHIBITS:
            ---------

            (a)  (i)  Conformed copy of Articles of Incorporation of the
                      Registrant; (1)
                 (ii) Conformed copy of Articles Supplementary; (5)
                 (iii)Conformed copy of Articles Supplementary; (15)
(iv) Conformed copy of Articles Supplementary; (15) (v) Conformed copy of Articles of Amendment; (16) (vi) Conformed copy of Articles of Amendment #10; +
(vii) Conformed copy of Articles of Amendment #11; +

            (b)  (i)  Copy of By-Laws of the Registrant; (1)
                 (ii) Copy of Amendment #1 to the By-Laws of the Registrant;
(15)

                 (iii)Copy of Amendment #2 to the By-Laws of the Registrant;
(15)

                 (iv) Copy of Amendment #3 to the By-Laws of the Registrant;
(15)
(c)   (i)   Copies of Specimen Certificates for Shares of Capital
               Stock of Federated World Utility Fund, Federated Asia
                      Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund and Federated Latin American Growth Fund; (7)
(ii)  Copies of Specimen Certificates for Shares of Capital
                      Stock of Federated International High Income Fund Class A Shares, Class B Shares and Class C Shares; (8)
            (d)  (i)  Conformed copy of Investment Advisory Contract of the
                      Registrant through and including Exhibit F; (5)
(ii)  Conformed copy of Assignment of Investment Advisory
                      Contract; (5)

-------------------------------------------------------------------------
+ All exhibits have been filed electronically.

1.  Response is incorporated by reference to Registrant's Initial
    Registration Statement on Form N-1A filed February 4, 1994.  (File
    Nos. 33-52149 and 811-7141)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos.
    33-52149 and 811-7141)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos.
    33-52149 and 811-7141)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos.
    33-52149 and 811-7141)
15. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999.
    (File Nos. 33-52149 and 811-7141)
16. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999.
    (File Nos. 33-52149 and 811-7141)
            (iii)Conformed copy of Exhibit G to Investment Advisory
      Contract of the Registrant; (8)
                      (iv)    Conformed copy of Exhibit H to Investment
      Advisory          Contract of the Registrant; (10)
                 (v) Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant; (13) (vi) Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant; (14) (e) (i) Conformed copy of Distributor's Contract of the Registrant through and including Exhibit S; (5)

                 (ii) Conformed copy of Exhibits T, U, and V to the
Distributor's    Contract of the Registrant; (8)
                 (iii)Conformed copy of Exhibits W, X, and Y to the
  Distributor's Contract of the Registrant; (9)
                 (iv) Conformed copy of Exhibit Z and Exhibit AA to the
                      Distributor's Contract of the Registrant; (13)
                 (v)  Conformed copy of Exhibit BB and Exhibit CC to
      Distributor's   Contract of the Registrant; (14)
                 (vi) Conformed copy of Distributor's Contract of the Registrant
      (Class B Shares); (14) (vii)Copy of Schedule A to Distributor's Contract (Class B Shares); (16)

                 (viii)The Registrant hereby incorporates the conformed copy
of the Specimen Mutual Funds Sales and Service                    Agreement;
Mutual Funds Service Agreement; and                         Plan/Trustee
Mutual Funds Service Agreement from
                      Item 23(e) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
            (f)  Not applicable;

-------------------------------------------------------------------------
+ All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos.
    33-52149 and 811-7141)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos.
    33-52149 and 811-7141)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-
52149 and 811-7141)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos.
33-52149 and 811-7141)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-
52149 and 811-7141)
14. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998.
    (File Nos. 33-52149 and 811-7141)
16. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999.
    (File Nos. 33-52149 and 811-7141)
            (g) (i) Conformed copy of Custodian Agreement; (3) (ii) Conformed copy of Custodian Fee Schedule; (10) (iii)Addendum to Custodian Fee Schedule; (10) (iv) Conformed copy of Domestic Custodian Fee Schedule; (11) (v) Conformed copy of Global Custodian Fee Schedule; (11) (vi) Addendum to Global Custodian Fee Schedule;
                 (11)

            (h)  (i)  Conformed copy of Amended and Restated Shareholder
Services    Agreement; (14)
                 (ii) Conformed copy of Amended and Restated Agreement for
      Fund Accounting Services, Transfer Agency Services and
      Custody    Services Procurement; (14)
                 (iii)Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares); (14)
                 (iv) Conformed copy of Shareholder Services Agreement (Class
B           Shares); (14)
                 (v) The responses described in Item 23(e)(vii) are hereby incorporated by reference.
(vi)        Copy of Schedule A to Shareholder Services Agreement
(Class B Shares); (16)                                      (vii) Copy of
Schedule A to Principal Servicer's                          Agreement (Class
B Shares); (16)                           (viii)Copy of Amended and Restated
Shareholder                         Services Agreement Exhibit; (16)
                 (ix) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 23(h)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375);
            (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
            (j)  Conformed copy of Consent of Independent Auditors; +
            (k)  Not applicable;
----------------------------------------
+ All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 24, 1994. (File Nos. 33-
52149 and 811-7141)
3.            Response is incorporated by reference to Registrant's
Post-Effective    Amendment No. 1 on Form N-1A filed July 25, 1994.
(File Nos. 33-    52149 and 811-7141)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos.
33-52149 and 811-7141)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos.
33-52149 and 811-7141)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
16. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)

            (l)  Conformed copy of Initial Capital Understanding; (2)
            (m) (i) Conformed copy of Rule 12b-1 Distribution Plan through and including Exhibit R; (5)
                 (ii)Conformed copy of Exhibits S, T, and U to the Rule 12b-1
                     Distribution Plan of the Registrant; (8)

                 (iii)Conformed copy of Exhibits V, W, and X to the Rule 12b-1
                     Distribution Plan of the Registrant; (9)

                 (iv)Conformed copy of Exhibit Y and Exhibit Z to the 12b-1
                     Distribution Plan of the Registrant; (13)
                 (v) Conformed copy of Exhibit AA and Exhibit BB to the 12b-1
                     Distribution Plan of the Registrant; (14)
                 (vi)Copy of Schedule A to the Distribution Plan
(Class B    Shares) of the Registrant; (16)
            (n)  (i) Conformed copy of Multiple Class Plan; (5)
                 (ii)Exhibits to Multiple Class Plan (18f-3); (14)
            (o)  (i) Conformed copy of Power of Attorney; +
                 (ii)Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
                 (iii)Conformed copy of Power of Attorney of Director; + (iv) Conformed copy of Power of Attorney of Director; + (v) Conformed copy of Power of Attorney of Director; + (vi) Conformed copy of Power of Attorney of Director; +

            (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2000. (File Nos. 33-31602 and 811-5950).
----------------------------------------
+ All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 24, 1994. (File Nos. 33-
52149 and 811-7141)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)
14. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
16. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         --------------------------------------------------------------

         None

Item 25. INDEMNIFICATION (1).
         ---------------

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard A. Picchi
                                             Peter Vutz






-------------------------------------------------------------------------

1.  Response is incorporated by reference to Registrant's Initial
    Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)

Item 26.  Business and Other Connections of Investment Adviser
(continued):

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             William M. Painter
                                             Jeffrey A. Petro

         Vice Presidents                     Keith J. Sabol
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Edward J. Tiedge
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Lori A. Wolff
                                             George B. Wright
         Assistant Vice Presidents:          Catherine A. Arendas
                                             Arminda Aviles
                                             Nancy J. Belz
                                             James R. Crea, Jr.
                                             Karol M. Krummie
                                             Lee R. Cunningham, II
                                             James H. Davis, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             Gary E. Falwell
                                             John T. Gentry
                                             Nikola A. Ivanov
                                             Nathan H. Kehm
Item 26.  Business and Other Connections of Investment Adviser
(continued):
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Thomas Mitchell
                                             Joseph M. Natoli
                                             Trent Nevills
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             John Quartarolo
                                             Rae Ann Rice
                                             Roberto Sanchez-Dahl, Sr.
                                             Sarath Sathkumara
                                             James W. Schaub
                                             John Sidawi
                                             Matthew K. Stapen
                                             Diane R. Startari
                                             Diane Tolby
                                             Timothy G. Trebilcock
                                             Leonarda A. Vila
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Karen M. Brownlee
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.  PRINCIPAL UNDERWRITERS:

      (a)...Federated Securities Corp. the Distributor for shares of
the   ......Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund:
5-10 Years; Federated Utility Fund, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; and Federated World Investment Series, Inc.;

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Fisher             Chairman,                       President
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and         --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Larry Sebbens                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779


Item 28.  LOCATION OF ACCOUNTS AND RECORDS:
          ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Federated Investors Tower
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779
                                    (Notices should be sent to the
Agent                                     for Service at above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600
(Transfer Agent and Dividend
Disbursing Agent)

Federated Services Company          Federated Investors Tower
(Administrator)                     1001 Liberty Avenue

                                    Pittsburgh, PA  15222-3779

Federated Global Investment         175 Water Street
Management Corp.                    New York, NY 10038-4965
(Adviser)

State Street Bank and Trust         P.O. Box 8600
Company (Custodian)                 Boston, MA 02266-8600

Item 29.    MANAGEMENT SERVICES:
            --------------------

            Not applicable.

Item 30.    UNDERTAKINGS:
            -------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED WORLD INVESTMENT SERIES, INC. (formerly, World Investment Series, Inc.), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of March, 2000.

                 FEDERATED WORLD INVESTMENT SERIES, INC.
                (formerly, World Investment Series, Inc.)

                  BY: /s/ James O. Perry IV
                  James O. Perry IV, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  March 30, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/James O. Perry             Attorney In Fact          March 30, 2000
    James O. Perry                For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President

Henry A. Frantzen*                Chief Investment Officer

J. Christopher Donahue*           Executive Vice
                                  President and Director

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director

* By Power of Attorney